Registration No. 333-19725

Registration No. 811-08017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 35	[X]
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940]
Amendment No. 94	[X]
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Senior Vice President, General Counsel
Annuity Investors Life Insurance Company	Secretary and Chief Compliance Officer
P.O. Box 5423	Annuity Investors Life Insurance Company
Cincinnati, Ohio 45201-5423	P.O. Box 5423
(Name and Address of Agent for Service)	Cincinnati, Ohio 45201-5423
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Pointe Drive, Suite 300
West Chester, Ohio 45069-4866

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of rule 485

XXon April 30, 2020 pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Annuity Investors Variable Account B under

The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

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ANNUITY INVESTORS VARIABLE ACCOUNT B
The Commodore Spirit®
File No. 333-19725
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus
1.	Cover Page		Cover Page
2.	Definitions		Definitions
3.	Synopsis		Expense Tables; Overview
4.	Condensed Financial Information
	(a)	Accumulation unit values	Financial Information: Condensed Financial Information;
Appendix A: Condensed Financial Information; Appendix D:
Closed Subaccounts: Condensed Financial Information for
Closed Subaccounts
	(b)	Financial Statements	Financial Information: Financial Statements
5.	General Description of Registrant, Depositor and Portfolio
Companies
	(a)	Depositor	Annuity Investors Life Insurance Company ®
	(b)	Registrant	The Separate Account
	(c)	Portfolio Companies	The Portfolios
	(d)	Prospectus	The Portfolios
	(e)	Voting	Voting of Portfolio Shares
	(f)	Administrator	Not Applicable
6.	Deductions and Expenses
	(a)	Deductions	Charges and Deductions
	(b)	Sales load	Not Applicable
	(c)	Special purchase plans	Not Applicable
	(d)	Commissions	Distribution of Variable Annuity Contracts
	(e)	Portfolio company expenses	Expense Tables; Charges and Deductions: Charges and
Deductions Assessed against the Separate Account: Expenses
of the Portfolios
	(f)	Operating expenses	The Separate Account
7.	General Description of Variable Annuity Contracts
	(a)	Persons with rights	The Contracts: Persons with Rights Under a Contract; Voting
of Portfolio Shares
	(b)	(i) Allocations of Premium Payments	Purchase Payments and Allocations to Investment Options
		(ii) Transfers	Transfers
		(iii) Exchanges	The Contracts: Persons with Rights Under a Contract
	(c)	Changes in contracts or operations	The Separate Account: Additions, Deletions or Substitutions of
Subaccounts
	(d)	Inquiries	Overview: How Do I Contact the Company?
	(e)	Frequent transfer risks	Appendix B: Transfer Restrictions: Restrictions on Transfers;
Disruptive Trading, Market Timing and Frequent Transfers
8.	Annuity Period		Annuity Benefit
9.	Death Benefit		Death Benefit
10.	Purchases and Contract Values
	(a)	Purchases	Purchase Payments and Allocation to Investment Options;
Definitions: Account Value
	(b)	Valuation	Definitions; Charges and Deductions
	(c)	Daily calculation	Definitions; Purchase Payments and Allocation to Investment
Options
	(d)	Underwriter	Distribution of Variable Annuity Contracts
11.	Redemptions
(a)	By owner		Withdrawals and Surrenders
	By annuitant		Not Applicable
	(b)	Texas Optional Retirement Program	Overview: Will Any Penalties or Charges Apply If I Make
Withdrawals or Surrender a Contract?
	(c)	Check delay	Withdrawals and Surrenders
	(d)	Involuntary redemption	The Contracts: Cancellation and Termination: Termination

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Form N-4 Part A Item No.		Heading in Prospectus
	(e) Free look	The Contracts: Cancellation and Termination: Right to Cancel
12.	Taxes	Federal Tax Matters
13.	Legal Proceedings	Annuity Investors Life Insurance Company®
14.	Table of Contents for Statement of Additional Information	Statement of Additional Information
Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)
15.	Cover Page		(SAI) Cover Page
16.	Table of Contents		(SAI) Table of Contents
17.	General Information and History		(SAI) Annuity Investors Life Insurance Company: General
Information and History
18.	Services
	(a)	Fees and expenses of registrant	(Prospectus) Expense Tables
	(b)	Management contracts	Not Applicable
	(c)	Custodian	Not Applicable
		Independent auditors	(SAI) Services: Experts
	(d)	Assets of registrant	Not Applicable
	(e)	Affiliated persons	Not Applicable
	(f)	Principal underwriter	Not Applicable
19.	Purchase of Securities Being Offered
	(a)	Purchases	(Prospectus) Distribution of Variable Annuity Contracts
	(b)	Sales load	Not Applicable
	(c)	Frequent transfer arrangements	(Prospectus) Appendix B: Transfer Restrictions: Restrictions
on Transfers; Disruptive Trading, Market Timing and Frequent
Transfers
20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts
21.	Calculation of Performance Data
	(a)	Money market funded subaccounts	Not Applicable
	(b)	Other Subaccounts	Not Applicable
22.	Annuity Payments		(SAI) Benefit Unit Transfer Formulas; Glossary of Financial
Terms
23.	Financial Statements		(SAI) Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED APRIL 30, 2020

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the "Contracts." Annuity Investors Life Insurance Company® (the "Company") is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax- deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The offering of the Contracts to new purchasers has been suspended. However, existing Contract owners may continue to make additional Purchase Payments.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the "Separate Account"). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a "Portfolio"). The Subaccounts available under the Contract invest in the corresponding Portfolios listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund – Series I Shares Invesco Oppenheimer V.I. Conservative Balanced Fund – Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series I Shares

Invesco Oppenheimer V.I. Main Street Fund® – Series I Shares Invesco V.I. American Value Fund – Series I Shares

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Core Equity Fund – Series I Shares Invesco V.I. Diversified Dividend Fund – Series I Shares Invesco V.I. Health Care Fund – Series I Shares Invesco V.I. High Yield Fund – Series I Shares Invesco V.I. Small Cap Equity Fund – Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio – Class II Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class

II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund – Class I

VP Large Company Value Fund – Class I

VP Mid Cap Value Fund – Class I

VP Ultra® Fund – Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio – Service Shares

Technology Growth Portfolio – Initial Shares

BNY Mellon Stock Index Fund, Inc.

BNY Mellon Stock Index Fund, Inc. – Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio (Closed)

Davis Variable Account Fund, Inc.

Davis Value Portfolio (Closed)

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP – Class A

Franklin Templeton Variable Insurance Products Trust Templeton Foreign VIP Fund – Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio – Institutional Shares Janus Henderson VIT Enterprise Portfolio – Institutional Shares Janus Henderson VIT Forty Portfolio – Institutional Shares Janus Henderson VIT Global Research Portfolio – Institutional Shares (Closed)

Janus Henderson VIT Overseas Portfolio – Institutional Shares

Janus Henderson VIT Research Portfolio – Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio – Class I Discovery Portfolio – Class I

U.S. Real Estate Portfolio – Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio – Administrative Class PIMCO Total Return Portfolio – Administrative Class

The Timothy Plan

The Timothy Plan Conservative Growth Portfolio Variable Series (Closed)

The Timothy Plan Strategic Growth Portfolio Variable Series (Closed)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares Wilshire Variable Insurance Trust Wilshire Global Allocation Fund

BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares Government Money Market Portfolio – Initial Shares Growth and Income Portfolio – Initial Shares Opportunistic Small Cap Portfolio – Initial Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

Closed Subaccounts

Investment options listed above as "(Closed)" are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix D: Closed Subaccounts.

Cutoff Date
Calamos® Advisors Trust: Calamos Growth and Income Portfolio	April 30, 2012
Davis Variable Account Fund, Inc.: Davis Value Portfolio	April 30, 2015
Janus Aspen Series: Janus Henderson VIT Global Research Portfolio-	November 30, 2004
Institutional Shares
The Timothy Plan: The Timothy Plan Conservative Growth Variable Series	November 30, 2004
The Timothy Plan: The Timothy Plan Strategic Growth Variable Series	November 30, 2004

Fixed Investment Options

The fixed investment options are provided through the Company's Fixed Account. The Contracts currently offer the following fixed investment options:

∙	Fixed Accumulation Account Option	∙	Fixed Account Option Five-Year Guarantee Period
∙	Fixed Account Option One-Year Guarantee Period	∙	Fixed Account Option Seven-Year Guarantee Period

∙Fixed Account Option Three-Year Guarantee Period

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated April 30, 2020 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

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This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the applicable Portfolio prospectuses. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated April 30, 2020, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the SEC's Web site: http://www.sec.gov. The SEC file number for the Contract is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

∙Neither the Contract nor a Participant's interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

∙Neither the Contract nor a Participant's interest in the Contract is FDIC or NCUSIF insured.

∙Both the Contract and a Participant's interest in the Contract involve investment risk and may lose value.

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Right to Cancel

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to interests in the group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Our contract and certificate form numbers A801-BD(NQRev.3/97)-3, A801-BD(QRev.3/97)-3, G801-BD(97)-3, C801-BD(97)-3, G801- BD(04)-3, C801-BD(04)-3, P1809003NW, P1809103NW, P2008603NW, and P2008703NW. Our form numbers may vary by state.

Internet Delivery of Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Company at 1- 800-789-6771.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1-800-789-6771. Your election to receive reports in paper will apply to all Portfolios available under your Contract.

DEFINITIONS ...............................................................................................................................................................................................	6
EXPENSE TABLES ......................................................................................................................................................................................	7
Table A: Contract Owner Transaction Expenses......................................................................................................................................	7
Table B: Annual Expenses........................................................................................................................................................................	8
Table C: Total Annual Portfolio Operating Expenses ...............................................................................................................................	8
Examples ..................................................................................................................................................................................................	8
FINANCIAL INFORMATION .........................................................................................................................................................................	9
OVERVIEW ...................................................................................................................................................................................................	9
What is the Separate Account? ................................................................................................................................................................	9
What Are the Contracts?...........................................................................................................................................................................	9
What Benefits Are Available under the Contract?...................................................................................................................................	10
What Are the Risks Related to the Contract? .........................................................................................................................................	10
How Do I Purchase or Cancel a Contract? .............................................................................................................................................	10
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract? ..........................................................................	10
What Other Charges and Deductions Apply to the Contract? ................................................................................................................	10
How Do I Contact the Company? ...........................................................................................................................................................	11
THE PORTFOLIOS .....................................................................................................................................................................................	11
Overview .................................................................................................................................................................................................	11
Portfolios, Share Classes, Advisors and Portfolio Investment Categories..............................................................................................	11
THE FIXED ACCOUNTS ............................................................................................................................................................................	13
Fixed Accumulation Account...................................................................................................................................................................	13
Fixed Account Options with Guarantee Periods .....................................................................................................................................	13
PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS............................................................................................	14
Overview .................................................................................................................................................................................................	14
Purchase Payments................................................................................................................................................................................	14
Investment Options—Allocations ............................................................................................................................................................	15
CHARGES AND DEDUCTIONS .................................................................................................................................................................	15
Overview .................................................................................................................................................................................................	15
Charges and Deductions Assessed against Your Contract ....................................................................................................................	16
Charges and Deductions Assessed against the Separate Account .......................................................................................................	17
Maximum Charges and Deductions........................................................................................................................................................	17
Discretionary Waivers of Charges ..........................................................................................................................................................	17
TRANSFERS ..............................................................................................................................................................................................	18
WITHDRAWALS AND SURRENDERS.......................................................................................................................................................	20
Systematic Withdrawal............................................................................................................................................................................	20
CONTRACT LOANS ...................................................................................................................................................................................	21
ANNUITY BENEFIT ....................................................................................................................................................................................	21
DEATH BENEFIT ........................................................................................................................................................................................	22
Death Benefit Amount.............................................................................................................................................................................	22
Death Benefit Amount (Version 1) ..........................................................................................................................................................	22
Death Benefit Amount (Version 2) ..........................................................................................................................................................	24
Death Benefit Amount (Version 2E)........................................................................................................................................................	25
Death Benefit Amount (Version 3) ..........................................................................................................................................................	25
Death Benefit Payment ...........................................................................................................................................................................	27
Payment of Benefits ....................................................................................................................................................................................	27
SETTLEMENT OPTIONS ...........................................................................................................................................................................	28
Forms of Benefit Payments Under Settlement Options ..............................................................................................................................	29
THE CONTRACTS......................................................................................................................................................................................	29
Cancellation and Termination .................................................................................................................................................................	30
Persons with Rights under a Contract ....................................................................................................................................................	30
ABANDONED PROPERTY AND ESCHEATMENT ....................................................................................................................................	31
ANNUITY INVESTORS LIFE INSURANCE COMPANY® ...........................................................................................................................	31
THE SEPARATE ACCOUNT ......................................................................................................................................................................	32
VOTING OF PORTFOLIO SHARES ...........................................................................................................................................................	32
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS ..........................................................................................................................	33
FEDERAL TAX MATTERS .........................................................................................................................................................................	33
4

Tax Deferral on Annuities .......................................................................................................................................................................	33
Tax-Qualified Retirement Plans ..............................................................................................................................................................	33
Nonqualified Deferred Compensation Plans...........................................................................................................................................	34
Summary of Income Tax Rules...............................................................................................................................................................	34
Required Distributions.............................................................................................................................................................................	36
DELIVERY OF DOCUMENTS TO CONTRACT OWNERS ........................................................................................................................	36
THE REGISTRATION STATEMENT ..........................................................................................................................................................	36
STATEMENT OF ADDITIONAL INFORMATION........................................................................................................................................	38
APPENDIX A: CONDENSED FINANCIAL INFORMATION.......................................................................................................................	39
APPENDIX B: TRANSFER RESTRICTIONS.............................................................................................................................................	48
APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)......................................................................................................................	50
APPENDIX D: CLOSED SUBACCOUNTS ................................................................................................................................................	61

DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Commencement Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period. Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuity Commencement Date. The first day of the first payment interval for which an annuity benefit payment is to be made. For tax- qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner's 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner's 85th birthday, or five years after the Contract's effective date, if later.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

CDSC. Contingent deferred sales charge.

Company. Annuity Investors Life Insurance Company. The words "we" "us" and "our" also refer to the Company.

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. It can be no earlier than the date that we have received at our administrative office both Due proof of the death of the Owner and a claim in Good Order with instructions as to the form of the Death Benefit.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives at its administrative office both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process information or a request until we have received your instructions in "Good Order" at our administrative office. We will consider information or a request to be in "Good Order" when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in "Good Order," instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions ("paperwork") mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to the Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words "you" and "your" also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax-Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

∙complete and satisfactory to us;

∙on our form or in a manner satisfactory to us; and

∙received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values; and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to Purchase Payments only)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	7.00%

(1)The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)The transfer fee currently applies to transfers in excess of 12 in any contract year.

(3)Generally, we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, depending on the Contract, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner's interest in the Subaccounts.

			Enhanced Group Version
		Enhanced Group	with Administration
	Standard Version	Version	Charge Waived
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.95%	0.95%
Administration Charge	0.15%	0.15%	0.00%
Total Separate Account Annual Expenses	1.40%	1.10%	0.95%

All contract owners may receive the standard version of the Contract. Certain groups that meet higher underwriting or other criteria may be eligible to obtain the enhanced group version of the Contract. When we also expect to incur reduced administrative expenses, we may also waive the Administration Charge.

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expense, and other expenses. More detail concerning each Portfolio's fees and expenses is contained in the prospectus of that Portfolio.

Minimum Maximum

0.27%1.53%

The minimum expenses are the expenses of the BNY Mellon Stock Index Fund, Inc. The maximum expenses are the expenses of the PIMCO Real Return Portfolio.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2019. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the ALPS Variable Investment Trust (Morningstar Portfolios) and the Wilshire Variable Insurance Trust are structured as "fund of funds" and invest in other investment companies (acquired funds). As a result, each Morningstar portfolio and Wilshire portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A above), the annual expenses (described in Table B above), and Portfolio operating expenses (described in Table C above). Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

∙You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.53%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We
also assume that the applicable contingent deferred sales charge is	$1,031	$1,559	$2,183	$4,439
incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contract at the end of	$331	$1,059	$1,883	$4,439
the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions

∙You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.27%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We
also assume that the applicable contingent deferred sales charge is	$903	$1,155	$1,477	$2,839
incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your
Contract for the entire period or you annuitize your Contract at the end of	$203	$655	$1,177	$2,839
the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2019, or from the end of the year of inception of a Subaccount, if later, to December 31, 2019; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general.

During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

What Benefits Are Available under the Contract?

∙Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

∙Death Benefit. A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

What Are the Risks Related to the Contract?

∙The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

o The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. As of the date of this prospectus, the COVID-19 pandemic has led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the variable investment options available under the Contract. If these market conditions continue, and depending on your individual circumstances (e.g., your selected variable investment options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

∙We may not be able to pay claims related to the annuity or death benefits.

oThe economic impacts of the COVID-19 pandemic may negatively affect our financial condition and results of operations. The extent to which the COVID-19 pandemic impacts financial markets, the global economy, and our financial strength and claims-paying ability will depend on future developments that cannot be predicted with certainty. We continue to be subject to significant state solvency regulations that require us to reserve amounts to pay our contractual guarantees.

∙A contingent deferred sales charge may apply if you withdraw money from your Contract or surrender your Contract.

∙A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative.

You may cancel a Contract within 20 days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?

A contingent deferred sales charge may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each Purchase Payment. The CDSC percentage decreases over by 1% annually to 0% after seven years from the date of receipt of each Purchase Payment.

The CDSC will be waived in its entirety following the tenth Contract anniversary for Contracts issued pursuant to Internal Revenue Code Section 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus.

A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

∙a transfer fee for certain transfers among investment options;

∙an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

∙a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

∙an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

∙premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2019 are described in the Portfolio prospectuses and SAIs.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include the Contract number and the Owner's name. You may also call the Company at 1-800 789-6771, or visit us at our web site, www.gaig.com .

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx .

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Morningstar Portfolio and the Wilshire Portfolio listed in the table below is structured as a "fund of funds". A "fund of funds" attempts to achieve its investment objective by investing in other investment companies (each, an "Acquired Fund"), which in turn invests directly in securities. Each Morningstar Portfolio and the Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolio will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE	ADVISOR	INVESTMENT CATEGORY
CLASS

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Capital	Series I	Invesco Advisers, Inc.
Appreciation Fund			US Equity Large Cap Growth: Large Growth

Invesco Oppenheimer V.I. Conservative	Series I	Invesco Advisers, Inc.
Balanced Fund			Cautious Allocation: Large Blend

Invesco Oppenheimer V.I. Discovery Mid	Series I	Invesco Advisers, Inc.
Cap Growth Fund			US Equity Mid Cap: Mid Growth

Invesco Oppenheimer V.I. Main Street	Series I	Invesco Advisers, Inc.
Fund®			US Equity Large Cap Blend: Large Blend

Invesco V.I. American Value Fund	Series I	Invesco Advisers, Inc.	US Equity Mid Cap: Mid Value
Invesco V.I. Comstock Fund	Series I	Invesco Advisers, Inc.	US Equity Large Cap Value: Large Value
Invesco V.I. Core Equity Fund	Series I	Invesco Advisers, Inc.	US Equity Large Cap Blend: Large Blend
Invesco V.I. Diversified Dividend Fund	Series I	Invesco Advisers, Inc.	US Equity Large Cap Value: Large Value
Invesco V.I. Health Care Fund	Series I	Invesco Advisers, Inc.	Healthcare Sector Equity: Large Growth
Invesco V.I. High Yield Fund	Series I	Invesco Advisers, Inc.	US Fixed Income
Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisers, Inc.	US Equity Small Cap: Small Growth
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset		ALPS Advisers, Inc. Sub-
	Class II	Advisor: Morningstar Investment
Allocation Portfolio
		Management LLC	Moderate Allocation: Large Blend

Morningstar Conservative ETF Asset		ALPS Advisers, Inc. Sub-
	Class II	Advisor: Morningstar Investment
Allocation Portfolio
		Management LLC	Cautious Allocation: Large Value

Morningstar Growth ETF Asset Allocation	Class II	ALPS Advisers, Inc. Sub-
Portfolio		Advisor: Morningstar Investment	Aggressive Allocation: Large Blend

PORTFOLIO	SHARE	ADVISOR	INVESTMENT CATEGORY
CLASS

Management LLC
Morningstar Income and Growth ETF		ALPS Advisers, Inc. Sub-
	Class II	Advisor: Morningstar Investment
Asset Allocation Portfolio
		Management LLC	Cautious Allocation: Large Blend

American Century Variable Portfolios, Inc.
VP Capital Appreciation Fund	Class I	American Century Investment
		Management, Inc.	US Equity Mid Cap: Mid Growth

VP Large Company Value Fund	Class I	American Century Investment
		Management, Inc.	US Equity Large Cap Value: Large Value

VP Mid Cap Value Fund	Class I	American Century Investment
		Management, Inc.	US Equity Mid Cap: Mid Value

VP Ultra® Fund	Class I	American Century Investment
		Management, Inc.	US Equity Large Cap Growth: Large Growth

BNY Mellon Investment Portfolios
MidCap Stock Portfolio	Service	BNY Mellon Investment Adviser,
	Shares	Inc.	US Equity Mid Cap: Mid Blend

Technology Growth Portfolio	Initial Shares	BNY Mellon Investment Adviser,
		Inc.	Technology Sector Equity: Large Growth

BNY Mellon Stock Index Fund, Inc.
BNY Mellon Investment Adviser,
Inc.
BNY Mellon Stock Index Fund, Inc.	Initial Shares	Index Manager: Mellon
Investments Corporation (an

affiliate of BNY Mellon Investment
		Adviser, Inc.)	US Equity Large Cap Blend: Large Blend
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Investment Adviser,
BNY Mellon Sustainable U.S. Equity	Initial Shares	Inc.
Portfolio, Inc.		Sub-Advisor: Newton Investment

		Management Limited	US Equity Large Cap Blend: Large Blend
BNY Mellon Variable Investment Fund
Adviser: BNY Mellon Investment
Appreciation Portfolio	Initial Shares	Adviser, Inc.
		Sub-Adviser: Fayez Sarofim & Co.	US Equity Large Cap Blend: Large Growth
Dreyfus Cash Investment
Government Money Market Portfolio		Strategies, a division of BNY
		Mellon Investment Adviser, Inc.	US Money Market
Growth and Income Portfolio	Initial Shares	BNY Mellon Investment Adviser,
		Inc.	US Equity Large Cap Growth: Large Growth

Opportunistic Small Cap Portfolio	Initial Shares	BNY Mellon Investment Adviser,
		Inc.	US Equity Small Cap: Small Blend

Deutsche DWS Investments VIT Funds
DWS Small Cap Index VIP	Class A	DWS Investment Management
		Americas, Inc.	US Equity Small Cap: Small Blend

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel,
		LLC	Global Equity Large Cap: Large Value

Janus Aspen Series
Janus Henderson VIT Balanced Portfolio	Institutional	Janus Capital Management LLC
	Shares		Moderate Allocation: Large Blend

Janus Henderson VIT Enterprise Portfolio	Institutional	Janus Capital Management LLC
	Shares		US Equity Mid Cap: Mid Growth

Janus Henderson VIT Forty Portfolio	Institutional	Janus Capital Management LLC
	Shares		US Equity Large Cap Growth: Large Growth

Janus Henderson VIT Overseas Portfolio	Institutional	Janus Capital Management LLC
	Shares		Global Equity Large Cap: Large Blend

Janus Henderson VIT Research Portfolio	Institutional	Janus Capital Management LLC
	Shares		US Equity Large Cap Growth: Large Growth

PORTFOLIO	SHARE	ADVISOR	INVESTMENT CATEGORY
CLASS

Morgan Stanley Variable Insurance Fund, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment
		Management, Inc.	US Fixed Income

Discovery Portfolio	Class I	Morgan Stanley Investment
		Management, Inc.	US Equity Mid Cap: Mid Growth

U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment
		Management, Inc.	Real Estate Sector Equity: Mid Value

PIMCO Variable Insurance Trust
PIMCO Real Return Portfolio	Administrative	Pacific Investment Management
	Class	Company LLC	US Fixed Income

PIMCO Total Return Portfolio	Administrative	Pacific Investment Management
	Class	Company LLC	US Fixed Income

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund		Wilshire Associates Incorporated	Moderate Allocation: Large Blend

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

THE FIXED ACCOUNTS

The available fixed investment options are:

∙Fixed Accumulation Account Option

∙Fixed Account Option One-Year Guarantee Period

∙Fixed Account Option Three-Year Guarantee Period

∙Fixed Account Option Five-Year Guarantee Period

∙Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the Fixed Account Option One-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the "latest date").

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the "latest date." If the guarantee period extends beyond the "latest date," the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the "latest date" or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the "latest date" will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five- Year Guarantee Period for another five years. At the end of second five-year guarantee period, the "latest date" will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five-year guarantee period will extend beyond the "latest date." No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Overview

Each Contract allows for an Accumulation Period during which Purchase Payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawals, systematic withdrawals, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial Purchase Payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single Purchase Payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial Purchase Payment or minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. Each Purchase Payment will be applied by the Company to the credit of the Owner's account.

∙If the application or order ticket form is in Good Order, the Company will apply the initial Purchase Payment to the Owner's account within two business days of receipt of the Purchase Payment at the Company's administrative office.

∙If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically gives the Company consent to keep the Purchase Payment until the application or order ticket form is in Good Order. Once the application or order ticket form is in Good Order, the Purchase Payment will be applied to the Owner's account within two business days.

Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order at its administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order at its administrative office.

Unforeseen Processing Delays. We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Accumulation Unit Values, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below. The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10
Minimum allocation to Fixed Accumulation Account	$10
Minimum allocation to a Fixed Account option with a guarantee	$2,000
period	No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.
Restrictions on allocations to either Five-Year Guarantee	For Contracts issued after May 1, 2004 for states where the
Interest Rate Option or Seven-Year Guarantee Interest Rate	Company has received regulatory approval, amounts may be
Option	allocated to the Five-Year Guarantee Interest Rate Option and the
Seven-Year Guarantee Interest Rate Option only during the first contract year.
Restrictions on allocations during right to cancel period	No current restrictions; however, the Company reserves the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period (the "Seven Year Option") such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total Purchase Payment (so long as there are no surrenders or withdrawals or loans from the Contract). The Company determines the portion of the Purchase Payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner's instructions. The minimum Purchase Payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Example: You make one Purchase Payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven-year period, has a return of -5%.

∙Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven-year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 - $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

∙If you did not select the principal guarantee program and allocated all of your Purchase Payment to the variable option, your account would have a –5% return for the seven-year period. In this case, you would lose $5,000 (-5% x $100,000) and your account value would be $95,000 ($100,000 - $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000
Account Value	$100,000.00	$121,581.27	$100,000	$95,000

The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the Purchase Payment.

∙A higher interest rate means that a smaller portion of the Purchase Payment must be allocated to the Seven Year Option.

∙A lower interest rate means that a larger portion of the Purchase Payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions assessed by the Company.

∙Charges and deductions we assess against your Contract

∙Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed against Your Contract

There are charges assessed to the Contract that are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including
Charge ("CDSC")		commissions paid and costs of sales literature.
Amount of Charge	Up to 7% of each Purchase Payment withdrawn from the Contract depending on number of years elapsed between the date of receipt of the Purchase Payment and the date written request for withdrawal or surrender is received. The CDSC is calculated as a percentage of the Purchase Payment withdrawn or surrendered.

	Number of full years elapsed	0	1	2	3	4	5	6	7 +
	CDSC	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process withdrawals and surrenders against Purchase Payments in the order in which we received the Purchase Payments.
Waivers	∙ Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.
∙ In the Company's discretion where the Company incurs reduced sales and servicing expenses.
∙ Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.
∙ If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (1) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (2) after Contract has been in force 10 years or more.
∙ Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.
∙ If the Social Security Administration determines after the Contract is issued that the Owner is
"disabled" as that term is defined in the Social Security Act of 1935, as amended.
∙ See Stepped Up Account Value. See the Step Up in Account Value for Successor Owner section of this prospectus for information.
∙ Where required to satisfy state law or required for participation in certain retirement plans.

Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal. Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Contract Maintenance Fee Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.
When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the
Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.
Waivers	∙ During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).
∙ During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least
$40,000 (individual contracts only).
∙ In the Company's discretion where the Company incurs reduced sales and servicing expenses.
∙ During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.
Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.
16

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.
Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time Purchase Payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed against the Separate Account

There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: Offset expenses incurred in administering the Contracts and the Separate
Account.
Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.
When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.
Waivers	May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract.
Risk Charge	Mortality risks arise from the Company's obligation to make benefit payments during the Benefit
Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.
Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.
When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.
Waivers	When the Company expects to incur reduced sales and servicing expenses with respect to a group contract, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as "Enhanced Group Versions" of the Contract. The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each
Subaccount, which corresponds to an effective annual rate of 0.95%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses, which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Maximum Charges and Deductions

Except as indicated above, the Company will never charge more to a Contract than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus if, in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer at its administrative office. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order at its administrative office. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000
Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less
Minimum transfer to Fixed Accumulation Account	None
Minimum transfer to Fixed Account option with guarantee	$2,000
period	No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.
Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option's value as of the most recent Contract anniversary.
Maximum transfer from maturing Fixed Account option with	The amount contained in the maturing Fixed Account option with
guarantee period	guarantee period.
Maximum transfer from non-maturing Fixed Account option	During any contract year, 20% of the Fixed Account option's value
with guarantee period	as of the most recent Contract anniversary without penalty.
Timing Restrictions	Tax-Qualified and Non-Tax-Qualified
Timing restrictions on transfers from Fixed Account options	∙ Transfers from Fixed Account options may not be made prior to first Contract anniversary.
∙ Amounts transferred from Fixed Account options to
Subaccounts may not be transferred back to Fixed Account
options for a period of six months from the date of the original transfer.
Timing restrictions on transfers to Fixed Account option with	For Contracts issued after May 1, 2004 in states where the
guarantee period	Company has received regulatory approval, amounts may be
transferred to the Three-Year Guarantee Interest Rate Option only during the first contract year.

How to Request a Transfer. Currently, instead of placing a request in writing, an Owner may place a request to transfer all or part of the Account Value by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1- 800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company's web site at www.gaig.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Minimum Account and
Service	Description	Transfer Requirements	Limitations/Notes
Dollar Cost Averaging Note	Automatic transfers from the	Source of funds must be at least	Dollar cost averaging transfers
Dollar cost averaging requires	money market Subaccount to	$10,000. Minimum transfer per	may not be made to any of the
regular investments regardless of	any other Subaccount(s), or from	month is $500. When balance of	Fixed Account options. The
fluctuating price levels and does	the Fixed Accumulation Account	source of funds falls below $500,	dollar cost averaging transfers
not guarantee profits or prevent	option (where available) to any	entire balance will be allocated	will take place on the last
losses in a declining market. You	Subaccount(s), on a monthly or	according to dollar cost	Valuation Date of each
should consider your financial	quarterly basis.	averaging instructions.	calendar month or quarter as
ability to continue dollar cost			requested by the Owner.
averaging transfers through
periods of changing price levels.
Portfolio Rebalancing Note	Automatically transfer amounts	Minimum Account Value of	Transfers will take place on the
Portfolio rebalancing does not	between the Subaccounts and	$10,000.	last Valuation Date of each
guarantee profits or prevent	the Fixed Accumulation Account		calendar quarter. Portfolio
losses in a declining market.	option (where available) to		rebalancing will not be
	maintain the percentage		available if the dollar cost
	allocations selected by the		averaging program or an
	Owner.		interest sweep from the Fixed
Accumulation Account option is
being utilized.
Interest Sweep	Automatic transfers of the	Balance of each Fixed Account	Interest sweep transfers will
	income from any Fixed Account	option selected must be at least	take place on the last Valuation
	option(s) to any Subaccount(s).	$5,000. Maximum transfer from	Date of each calendar quarter.
		each Fixed Account option	Interest sweep is not available
		selected is 20% of such Fixed	from the Seven-Year
		Account option's value per year.	Guarantee Interest Rate Option
		Amounts transferred under the	if the Principal Guarantee
		interest sweep program will	Program is selected.
reduce the 20% maximum
transfer amount otherwise
allowed.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513- 768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers Relate to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as "market-timing" or "short-term trading"). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS

An Owner may take a withdrawal or surrender a Contract during the Accumulation Period. A contingent deferred sales charge (CDSC) may apply to a withdrawal or a surrender.

Unless you instruct us otherwise, any CDSC that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the CDSC rate is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500
Minimum remaining Surrender Value after withdrawal	$500
Contract maintenance fee on surrender	$30 (no CDSC applies to fee)
Contingent deferred sales charge	Up to 7% of Purchase Payments
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)
Amount available for withdrawal or surrender	∙ Tax-Qualified Contract: Account Value, subject to tax law or
(valued as of end of Valuation Period in which request for	employer plan restrictions on withdrawals or surrenders
surrender or withdrawal is received by the Company)	∙ Non-Tax-Qualified Contract: Account Value, subject to employer plan restrictions on withdrawals
Order of withdrawal for purposes of CDSC	∙ First from accumulated earnings (no CDSC applies); and
(order may be different for tax purposes)	∙ Then from Purchase Payments in the order in which we receive them
(CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A withdrawal or surrender is effective on the Valuation Date during which the Company receives the request at its administrative office and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in Good Order at its administrative office. Payment may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment from a Fixed Account option may be delayed for up to six months after receipt of the request as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either:

(1)determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. During the first contract year, the Company will waive the CDSC on an amount equal to not more than 10% of all Purchase Payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (1) accumulated earnings (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first Contract anniversary. There is no charge for this rider.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization but will result in different taxation of payments and a potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the "loan interest spread."

∙Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

∙Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

∙A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum loan interest spread will be higher than 7% and the current loan interest spread will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

ANNUITY BENEFIT

Annuity Commencement Date. You may designate the date that annuity payments will begin and may change the date up to 30 days before annuity payments are scheduled to begin. The Annuity Commencement Date generally must be no later than the Contract anniversary following your 85th birthday or five years after the Contract's effective date, whichever is later. It can be later only if we agree.

Annuity Benefit Amount. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period.

Form of Annuity Benefit Payments. The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or civil union partner/domestic partner in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal.

Death Benefit Amount

The calculation of the Death Benefit Amount depends on the form of individual Contract that you received, or the form of the master group Contract that was issued. The different forms contain provisions that affect the way the Death Benefit Amount is calculated.

The charts in the sections below are intended to help you identify the version of the Death Benefit that applies to your Contract. If you have questions about which version of the Death Benefit applies, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Individual Contracts. If you own an individual Spirit Contract, you can determine whether Version 1, Version 2 or Version 3 applies to your Contract by matching your contract and endorsement form numbers to the form numbers in the chart below.

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 1	Applies to all individual contracts issued before
A801-BD(Q Rev. 3/97)-3 with no death benefit endorsement	November 11, 2000, and to contracts in certain
A801-BD(NQ Rev. 3/97)-3 with no death benefit endorsement	states after that date
Death Benefit Version 2 and Version 2E	Applies to individual contracts issued in certain
A801-BD(Q Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)	states after November 11, 2000
A801-BD(NQ Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)
Note: Death Benefit Version 2E will apply to your Contract only if you selected the optional enhanced death benefit when you purchased your Contract.

Death Benefit Version 3	Applies to most individual contracts issued on
A801-BD(Q Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW)	or after June 1, 2003
A801-BD(NQ Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW)
P1809003NW
P1809103NW

Group Contracts. If you are the owner of a master group Spirit Contract, you can determine whether Version 1 or Version 3 applies to your group Contract by matching your master group contract and endorsement form numbers to the form numbers in the chart below.

If you are a participant under a master group Spirit Contract, the version of the Death Benefit that applies to the master group Contract also applies to your certificate. If you have questions about which version of the Death Benefit applies, you may contact the owner of the master group Contract, or you may contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.

Note: If a certificate was issued to a participant on or after June 1, 2003, the date on which the certificate was issued does not determine which version of the Death Benefit applies.

Form Numbers for Master Group Contracts	Issue Dates
Death Benefit Version 1	Applies to all master group Contracts issued before June 1,
G801-BD(97)-3 with no death benefit endorsement	2003, and to certain master group Contracts issued after
G801-BD(04)-3 with no death benefit endorsement	that date, and to all certificates issued to participants under those particular master group Contracts
Death Benefit Version 3	Applies to certain master group Contracts issued on or
G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2007803NW)	after June 1, 2003, and all certificates issued to participants
G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2008003NW)	under those particular master group Contracts
P20086003NW

Death Benefit Amount (Version 1)

Scenario A: If you die before age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)The Account Value on the Death Benefit Valuation Date;

2)The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to the Death Benefit Valuation Date, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario B: If you die after age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)The Account Value on the Death Benefit Valuation Date;

2)The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually through the Contract anniversary prior to your 80th birthday, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to your 80th birthday, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario C: If your Contract was issued to you after age 80 and you die before the Annuity Commencement Date, the death benefit will be based on the greater of:

1)The Account Value on the Death Benefit Valuation Date; or

2)The total Purchase Payment(s), less any withdrawals and any contingent deferred sales charges that applied to those amounts.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Example of Determination of Death Benefit Amount for Version 1—Scenario A. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 1 Death Benefit amount is calculated.

This example assumes:

∙your total Purchase Payments equal $100,000 and our Account Value is $90,000,

∙the "largest Account Value" is $140,000,

∙you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

∙the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the Purchase Payment amount, increased by interest and reduced for withdrawals.

Purchase Payments	$100,000
Plus interest	+ 42,576
Purchase Payments increased by interest	142,576
Less reduction for withdrawals	– 10,000
Purchase Payments increased by interest and
and reduced for withdrawals	$132,576

Step Two: Calculate the largest Account Value amount, reduced for withdrawals.

Largest Account Value	$140,000
Less reduction for withdrawals	– 10,000
Largest Account Value reduced for withdrawals	$130,000

Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the applicable amounts are:
∙ Account Value	$80,000
∙ reduced Purchase Payments, increased by interest	$132,576
∙ reduced largest Account Value	$130,000

Immediately after the withdrawal, the reduced Purchase Payments plus interest of $132,576 is greater than the reduced largest Account Value of $130,000 and the Account Value of $80,000, so the Death Benefit amount would be $132,576.

Death Benefit Amount (Version 2)

The Death Benefit will be based on the greatest of:

1)the Account Value on the Death Benefit Valuation Date; or

2)the Minimum Death Benefit; or

3)the Historic High Value;

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Minimum Death Benefit. The Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

∙If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date.

∙If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract anniversary prior to the 80th birthday.

∙No interest will be added if the Owner was Age 80 before this Contract was issued.

Historic High Value. The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner's 75th birthday, there is no High Value. This means there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 2. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 2 Death Benefit amount is calculated.

This example assumes:

∙your total Purchase Payments equal $100,000 and your Account Value is $90,000,

∙the "High Value" is $140,000,

∙you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

∙the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction

Step Two: Calculate the Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111
Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 42,576
Minimum Death Benefit	$131,465

Step Three: Calculate the proportional reduction in the High Value.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$140,000	High	x 11.1111%	Percentage	= $15,556	Proportional
	Value		Reduction		Reduction

Step Four: Calculate the Historic High Value amount, which is the same as the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	– 15,556
Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.
Immediately after the withdrawal, the applicable amounts are:
∙ Account Value	$80,000
∙ Minimum Death Benefit	$131,465
∙ Historic High Value	$124,444

Immediately after the withdrawal, the Minimum Death Benefit of $131,465 is greater than the Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $131,465.

Death Benefit Amount (Version 2E)

See Appendix C for information about Death Benefit Amount (Version 2E).

Death Benefit Amount (Version 3)

The Death Benefit will be based on the greatest of:

1)the Account Value on the Death Benefit Valuation Date; or

2)the total of all your Purchase Payments, reduced proportionally for partial surrenders; or

3)the Historic High Value.

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Historic High Value. The Historic High Value is equal to the lesser of (1) 200% of the total Purchase Payments, reduced proportionally for withdrawals; and (2) the High Value, reduced proportionally for withdrawals taken after the High Value was reached.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 65.

∙If the Contract was issued after the Owner's 60th birthday, there is no High Value.

∙If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value.

∙If there is no High Value then there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 3. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 3 Death Benefit amount is calculated.

This example assumes:

∙your total Purchase Payments equal $100,000 and your Account Value is $90,000,

∙the "High Value" is $140,000,

∙you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

∙the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

Step One: Calculate the proportional reduction in the Purchase Payments.
1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction

Step Two: Calculate the reduced Purchase Payment amount.
Purchase Payments				$100,000
Less proportional reduction for withdrawals				– 11,111
Purchase Payments reduced for withdrawals				$88,889

Step Three: Calculate the proportional reduction in the High Value.
1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$140,000	High	X 11.1111%	Percentage	= $15,556	Proportional
	Value		Reduction		Reduction

Step Four: Calculate the reduced High Value amount.
High Value				$140,000
Less proportional reduction for withdrawals				– 15,556
High Value reduced for withdrawals				$124,444

Step Five: Calculate the proportional reduction in the 200% Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$200,000	200%	x 11.1111%	Percentage	= $22,222	Proportional
	Purchase		Reduction		Reduction

Payments

Step Six: Calculate the reduced 200% Purchase Payment amount.
200% Purchase Payments	$200,000
Less proportional reduction for withdrawals	– 22,222
200% Purchase Payments reduced for withdrawals	$177,778

Step Seven: Determine the Death Benefit amount.
Immediately after the withdrawal, the applicable amounts are:
∙ Account Value	$80,000
∙ reduced Purchase Payments amount	$88,889
∙ reduced High Value amount	$124,444
∙ reduced 200% Purchase Payments amount	$177,778

First, determine the Historic High Value by comparing the reduced High Value amount and the reduced 200% Purchase Payment amount. Immediately after the withdrawal, the reduced High Value of $124,444 is less than the reduced 200% Purchase Payments of $177,778. As a result, the Historic High Value is the reduced High Value of $124,444.

Next, compare the Account Value, the reduced Purchase Payment amount, and the Historic High Value amount. Immediately after the withdrawal, the Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

Death Benefit Payment

For all Contracts, an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit with monthly payments for a fixed period of four years.

The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death. The day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. Only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized "checkbook" for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be smaller as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be smaller as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years.
(Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

∙Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

∙For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

∙Fixed dollar payments will remain level for the duration of the payment period.

∙The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellation and Termination

Right to Cancel. The Owner of an individual Contract may cancel it before midnight of the 20th day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the Purchase Payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received at the Company's administrative office. When required by state or federal law, the Company will return the Purchase Payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all Purchase Payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Termination. The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered, and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

Persons with Rights under a Contract

Owner. The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make Purchase Payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may not become a Successor Owner but will be deemed to be the Beneficiary of the death benefit that becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse (or civil union partner/domestic partner in applicable states) must make an election within one year of the Owner's death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the Successor Owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse in NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If the surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature. Any such increase will be equal to the amount, if any, that the Account Value would have been increased on the Death Benefit Valuation Date if your spouse (or civil union partner/domestic partner) had elected to take the Death Benefit. An increase will only apply if the Death Benefit would have been based on a return of premium value, a historic value, or any other Death Benefit calculation value that is greater than the Account Value.

For this purpose, the Death Benefit Valuation Date is the earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request to become successor owner of the Contract; or (2) the first anniversary of death. Any such increase shall be effective on the Death Benefit Valuation Date, and shall be allocated proportionally among the Subaccounts and the Fixed Account options based on the value of each such option as of the end of the Valuation Period immediately before that date.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax- qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

If the Contract owner dies and we are unable to locate the beneficiary, or if the Contract requires annuity benefit payments to start and we cannot locate the owner, the Account Value of the Contract will remain in the Subaccount and Fixed Account options until the death benefits or Contract proceeds are claimed or escheated. If escheated, the death benefit amount or Contract proceeds will be finally determined using the Account Value at the end of the Valuation Period that is no more than seven days before date that we make the escheat payment to the state.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

∙to update your contact information, such as your address, phone number and email address, if and as it changes; and

∙to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company's general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company's general account assets. You should be aware that the Company's general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company's financial statements in the Statement of Additional Information include a further discussion of investments held by the Company's general account. In addition, the Company's general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, shares of a Portfolio held in the Separate Account will be voted by the Company at regular and special shareholder meetings of that Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. ("GAA") is the principal underwriter of the variable annuity products that we issue (the "AILIC Contracts"). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the Purchase Payments received for a contract. The maximum percentage is 8.5% of the Purchase Payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and the additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code ("IRC") Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner's taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity ("IRA") under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59½, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish "tax-sheltered annuity" or "TSA" plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59½, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70½, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee's taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre- tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59½, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees' gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer's general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

Nonqualified
	Tax-Qualified Contracts and Plans	Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Plan Types	 IRC §408 (IRA, SEP, SIMPLE IRA)	 IRC §409A	IRC §72 only
	 IRC §408A (Roth IRA)	 Nongovernmental IRC §457(b)
	 IRC §403(b) (Tax Sheltered Annuity)	 IRC §457(f)
 IRC §401 (Pension, Profit–Sharing,
401(k))
 Governmental IRC §457(b)
 IRC §402A (Roth TSA, Roth 401(k), or
Roth 457(b))
Who May	Eligible employee, employer, or employer	Employer on behalf of eligible employee.	Anyone. Non-natural person will generally
Purchase a	plan.	Employer generally loses tax-deferred	lose tax-deferred status.
Contract		status of Contract itself.
Contribution	Contributions are limited by the IRC and/or plan requirements		None
Limits
Distribution	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan		None.
Restrictions	requirements.
Taxation of	Generally, 100% of distributions must be included in taxable income. However, the		Generally, distributions must be included in
Withdrawals,	portion that represents any after-tax investment is not taxable. Distributions from Roth		taxable income until all accumulated
Surrenders,	IRA are deemed to come first from after-tax contributions. Distributions from other		earnings are paid out. Thereafter,
and Lump Sum	plans are generally deemed to come from taxable income and after-tax investment (if		distributions are tax-free return of the original
Death Benefit	any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth		investment.
401(k), or Roth 457(b) are completely tax free if certain requirements are met.
However, distributions are tax-free until any
	For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and		investment made before August 14, 1982 is
	all Roth IRAs of an owner are treated as a single Roth IRA.		returned.
For tax purposes, all non-tax-qualified
annuity contracts issued to the same owner
by the same insurer in the same calendar
year are treated as one contract.
Taxation of	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the		ratio of after-tax investment (if any) to the total
Annuitization	expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of
Payments	each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the
(annuity benefit	after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a
or death	Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.
benefit)
Possible	Taxable portion of payments made before	None.	Taxable portion of payments made before
Penalty Taxes	age 59½ may be subject to 10% penalty		age 59½ may be subject to a 10% penalty
for	tax (or 25% for a SIMPLE IRA during the		tax. Penalty taxes do not apply to payments
Distributions	first two years of participation). Penalty		after the Owner's death. Other exceptions
Before Age	taxes do not apply to payments after the		may apply.
59½	participant's death, or to §457 plans.
Other exceptions may apply.
Assignment/	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to
Transfer of			transferor upon transfer or assignment. Gift
Contract			tax consequences are not discussed herein.
Federal Income	Eligible rollover distributions from §401,	Generally subject to wage withholding.	Generally, Payee may elect to have taxes
Tax	§403(b), and governmental §457(b) plans		withheld or not.
Withholding	are subject to 20% mandatory withholding
on taxable portion unless direct rollover.
For other payments, Payee may generally
elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued. All required minimum distributions due in 2020 from an IRA, a 403(b) Tax-Sheltered Annuity Plan, a 401 defined contribution plan, or a 457(b) Governmental Deferred Compensation Plan have been waived.

During the life of the Owner or plan participant:

∙For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 72 (or age 70 1/2 if born before July 1, 1950). However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

∙For a Roth IRA , there are no required distributions during the owner's life.

∙For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

∙For a Contract that is not tax-qualified, there are no required distributions during the Owner's life.

After the death of the Owner or plan participant:

∙For a tax-qualified Contract, required minimum distributions vary depending on the type of beneficiary. Some beneficiaries may take payments over life or life expectancy, and others must receive all benefits within five or ten years after death.

∙For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

∙For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over the life or life expectancy of the designated beneficiary.

∙For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract's Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding — Revocation of Consent. Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gaig.com.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800- 789-6771 or visit our website at www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be accessed at the SEC's web site http://www.sec.gov. The SEC file number for the Contract is 333-19725.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Distribution of the Contracts
General Information and History	Underwriting Commissions Paid to GAA
State Regulations	GAA Expenses Paid by the Company
Portfolios	Arrangements with Selected Selling Firms
General Information	Payments from the Portfolios and/or Their Service Providers
Services	Benefit Unit Transfer Formulas
Safekeeping of Separate Account Assets	Glossary of Financial Terms
Records and Reports	Federal Tax Matters
Experts	Taxation of Separate Account Income / Investor Control
Tax Deferral on Non-Tax-Qualified Contracts / Diversification
Financial Statements

Copies of the Statement of Additional Information dated April 30, 2020 are available without charge.

∙To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

∙You may also call us at 1-800-789-6771 or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account B

Request for Statement of Additional Information

Name:

Address:

City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly
Oppenheimer Capital Appreciation Fund/VA) - Non-Service Shares (Inception Date 5/1/2001)
25.945840	64,229.192	27.164202	1,315.816	27.792358	1,664.193	12/31/2019
19.320824	77,838.01	20.166716	1,332.21	20.601844	2,047.42	12/31/2018
20.787761	85,622.54	21.631608	1,798.32	22.064683	2,652.70	12/31/2017
16.621841	101,246.53	17.244259	1,681.47	17.562976	3,949.31	12/31/2016
17.237538	114,074.55	17.828726	1,641.81	18.130757	4,101.90	12/31/2015
16.884002	121,151.28	17.410036	1,556.66	17.678184	5,552.16	12/31/2014
14.837432	134,160.76	15.253278	1,402.59	15.464775	5,289.50	12/31/2013
11.598687	144,156.06	11.887585	1,265.36	12.034178	4,609.74	12/31/2012
10.308821	164,924.90	10.533356	972.095	10.647028	3,943.63	12/31/2011
10.576448	215,170.66	10.774077	801.288	10.873899	3,144.99	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Conservative Balanced Fund (formerly
Oppenheimer Conservative Balanced Fund/VA) - Non-Service Shares (Inception Date 12/1/2004)
13.870510	61,473.946	14.521901	0.000	14.857783	4,928.629	12/31/2019
11.970792	67,471.83	12.494944	130.368	12.764588	4,704.44	12/31/2018
12.824265	73,576.67	13.344912	130.368	13.612145	4,357.68	12/31/2017
11.90445	81,354.50	12.350261	150.558	12.578569	4,025.10	12/31/2016
11.4702	88,805.75	11.863624	150.558	12.064648	3,748.90	12/31/2015
11.537132	101,677.42	11.896624	150.558	12.079889	3,455.79	12/31/2014
10.814413	109,115.93	11.117525	150.558	11.271706	3,268.56	12/31/2013
9.691634	124,751.49	9.933039	255.08	10.05554	3,228.88	12/31/2012
8.750125	134,854.58	8.940715	315.357	9.03721	2,741.03	12/31/2011
8.810674	144,447.33	8.975312	228.835	9.058486	2,216.53	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (formerly
Invesco V.I. Mid Cap Growth Fund) - Series I Shares (Inception Date 5/1/2012)
20.778456	399,344.826	21.269750	5,621.821	21.518766	4,017.855	12/31/2019
15.686644	458,596.21	16.008803	5,562.19	16.17172	4,903.67	12/31/2018
16.85145	506,233.69	17.144987	14,181.53	17.293078	5,586.18	12/31/2017
13.952044	560,365.33	14.152121	14,843.06	14.25283	8,041.39	12/31/2016
14.044154	629,368.75	14.202288	15,051.01	14.281704	7,933.56	12/31/2015
14.073889	676,946.47	14.189135	15,062.31	14.246876	8,895.13	12/31/2014
13.211916	757,880.35	13.279646	14,238.95	13.313508	8,343.93	12/31/2013
9.779536	815,554.47	9.799848	14,349.91	9.809977	7,635.22	12/31/2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Main Street Fund® (formerly Oppenheimer
Main Street Fund®/VA) - Non-Service Shares (Inception Date 12/1/2004)
27.326435	73,784.212	28.609474	4,373.802	29.271142	3,204.704	12/31/2019
20.982936	84,031.01	21.901466	4,351.73	22.374093	4,233.36	12/31/2018
23.104684	89,163.67	24.042425	10,406.44	24.523849	5,123.51	12/31/2017
20.042705	105,665.29	20.793069	10,972.18	21.177435	6,248.34	12/31/2016
18.211665	114,488.94	18.836141	10,757.05	19.155298	6,224.81	12/31/2015
17.875277	133,001.32	18.432091	11,125.91	18.716022	7,260.28	12/31/2014
16.376301	149,702.21	16.835166	10,452.74	17.068639	7,723.21	12/31/2013
12.603989	203,758.85	12.917857	10,313.66	13.077203	6,400.27	12/31/2012
10.938382	233,060.02	11.176588	8,860.48	11.297248	5,456.02	12/31/2011
11.094979	209,672.56	11.302261	7,668.48	11.407016	4,485.18	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Fund-Series I Shares (Inception Date
7/15/1997)
45.668770	126,156.308	48.873730	526.464	50.556589	2,388.958	12/31/2019
37.045983	148,156.71	39.525501	526.662	40.824605	2,635.44	12/31/2018
43.016172	160,845.28	45.755071	525.995	47.186932	2,885.08	12/31/2017
39.67262	178,332.22	42.070924	612.756	43.322037	2,369.98	12/31/2016
34.83791	203,226.38	36.831769	853.289	37.869676	2,377.10	12/31/2015
38.881369	231,791.96	40.981753	1,170.66	42.07279	2,244.34	12/31/2014
						39

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

35.930113	263,974.44	37.756096	1,169.57	38.702592	2,002.22	12/31/2013
27.140076	290,678.04	28.432847	1,429.03	29.101539	1,890.71	12/31/2012
23.466359	337,061.53	24.50912	1,547.94	25.047366	1,733.77	12/31/2011
23.581678	373,350.17	24.554917	1,968.93	25.05626	1,452.87	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
20.164599	262,694.749	20.703926	4,810.577	20.978006	7,354.164	12/31/2019
16.32131	299,798.76	16.707002	4,755.29	16.902566	7,812.71	12/31/2018
18.846892	347,044.34	19.233334	12,024.38	19.42883	8,391.26	12/31/2017
16.218464	393,093.79	16.50094	12,833.55	16.643512	7,569.41	12/31/2016
14.023038	464,068.02	14.223964	12,445.68	14.325153	7,614.41	12/31/2015
15.127068	549,921.24	15.297214	12,922.49	15.382713	7,248.74	12/31/2014
14.025444	593,591.60	14.140141	12,289.56	14.197646	6,818.75	12/31/2013
10.46122	669,292.36	10.514778	12,246.41	10.541572	5,859.89	12/31/2012
8.899027	788,946.97	8.917305	11,301.18	8.926428	5,085.24	12/31/2011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
20.884135	176,559.941	21.771670	930.690	22.227823	1,554.216	12/31/2019
16.423684	242,238.56	17.069691	919.825	17.40096	1,521.34	12/31/2018
18.385595	248,310.38	19.050391	909.013	19.390523	1,421.04	12/31/2017
16.475403	274,763.52	17.019471	991.651	17.297211	2,555.49	12/31/2016
15.153952	301,183.94	15.606865	1,212.46	15.837549	2,478.34	12/31/2015
16.310261	333,757.87	16.746716	2,071.60	16.968526	2,416.17	12/31/2014
15.295791	413,576.95	15.657419	2,035.54	15.840787	2,221.24	12/31/2013
12.002368	476,803.91	12.248855	3,349.55	12.373554	2,484.70	12/31/2012
10.689653	548,698.73	10.875898	3,343.53	10.969906	2,476.62	12/31/2011
10.848006	619,908.79	11.003568	4,671.52	11.081917	141.577	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date
5/1/2001)
21.074460	66,053.852	21.638073	1,487.324	21.924534	943.235	12/31/2019
17.086488	69,751.19	17.490218	1,440.08	17.694944	917.411	12/31/2018
18.750796	82,286.05	19.135216	931.52	19.32972	2,618.17	12/31/2017
17.514512	95,315.04	17.819491	710.802	17.973455	2,498.69	12/31/2016
15.471471	70,769.55	15.693115	662.559	15.804761	2,484.07	12/31/2015
15.373433	77,348.61	15.54633	602.944	15.633236	2,964.50	12/31/2014
13.819067	85,781.76	13.932071	514.308	13.988754	3,230.95	12/31/2013
10.695708	78,953.09	10.750457	411.372	10.777863	512.35	12/31/2012
9.137312	82,836.99	9.15607	307.18	9.165439	329.924	12/31/2011
5.552872	156,743.56	5.717504	324.287	5.801496	445.947	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care
Fund) - Series I Shares (Inception Date 5/1/2001)
29.949460	104,834.735	31.692527	136.496	32.599255	3,644.843	12/31/2019
22.923461	119,418.84	24.183994	137.355	24.83826	3,583.11	12/31/2018
23.042422	126,749.40	24.235229	137.355	24.852971	5,250.90	12/31/2017
20.17555	141,265.26	21.155737	267.974	21.662237	5,261.27	12/31/2016
23.110886	165,270.50	24.160083	550.728	24.701052	4,831.98	12/31/2015
22.720334	185,802.25	23.679662	550.728	24.173229	5,128.79	12/31/2014
19.255552	195,336.04	20.007688	550.739	20.393828	5,066.88	12/31/2013
13.895436	211,794.81	14.394421	550.739	14.65004	1,975.99	12/31/2012
11.657407	230,720.23	12.039189	605.538	12.234356	2,044.35	12/31/2011
11.373404	252,316.57	11.710286	983.143	11.882155	1,088.09	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield Fund-Series I Shares (Inception Date 4/30/2004)
20.889853	46,976.401	21.909981	1,895.953	22.436625	4,824.646	12/31/2019
18.665075	56,038.37	19.51714	820.507	19.956034	5,236.84	12/31/2018
19.588181	85,495.01	20.419862	491.373	20.847272	5,152.94	12/31/2017
18.688177	99,087.45	19.422702	314.056	19.799297	4,999.57	12/31/2016
17.042638	111,501.73	17.658726	262.961	17.973878	5,285.52	12/31/2015
						40

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

17.849906	133,047.82	18.439012	216.334	18.739678	6,071.37	12/31/2014
17.796241	141,076.36	18.327761	208.149	18.59843	5,643.65	12/31/2013
16.866905	142,423.20	17.317952	390.262	17.547102	5,783.25	12/31/2012
14.600221	157,990.73	14.944921	352.137	15.119626	1,434.07	12/31/2011
14.665988	178,635.31	14.966783	320.571	15.118875	429.175	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date
12/1/2004)
24.347354	78,385.692	25.490914	465.572	26.080462	2,812.645	12/31/2019
19.505101	90,665.06	20.359241	628.637	20.798573	2,862.22	12/31/2018
23.297155	102,187.87	24.243041	246.686	24.728439	4,241.91	12/31/2017
20.71525	122,523.86	21.491079	254.48	21.888298	4,440.90	12/31/2016
18.747766	141,141.93	19.390873	214.328	19.719385	4,212.43	12/31/2015
20.124852	167,038.83	20.751973	197.77	21.071586	3,598.14	12/31/2014
19.939934	183,064.25	20.498848	238.178	20.78304	3,356.47	12/31/2013
14.711363	208,253.92	15.077854	179.356	15.263779	2,468.98	12/31/2012
13.101043	256,379.49	13.386439	120.842	13.530893	1,047.56	12/31/2011
13.383892	236,908.71	13.634006	1,679.53	13.7603	404.592	12/31/2010
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation
Portfolio)-Class II (Inception Date 5/1/2007)
14.529538	68,362.242	15.100613	94.125	15.393457	2,903.350	12/31/2019
12.674882	68,988.61	13.133079	96.246	13.367509	8,793.64	12/31/2018
13.710436	82,233.59	14.16268	208.222	14.393537	10,316.72	12/31/2017
12.269155	122,256.90	12.635512	211.693	12.822099	11,362.68	12/31/2016
11.471173	159,102.20	11.777849	215.385	11.933697	12,922.19	12/31/2015
11.898427	198,242.66	12.179423	219.412	12.321907	16,080.33	12/31/2014
11.546536	213,422.10	11.783338	223.175	11.903144	13,588.43	12/31/2013
10.468828	263,014.52	10.651102	1,743.84	10.743106	10,673.27	12/31/2012
9.582086	220,613.24	9.719178	1,579.76	9.788226	7,632.28	12/31/2011
9.804853	213,433.13	9.915011	1,409.93	9.970363	2,636.26	12/31/2010
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset
Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.672433	26,029.988	13.170444	0.000	13.425896	3,357.481	12/31/2019
11.734388	25,864.57	12.158514	0.000	12.37858	2,698.81	12/31/2018
12.190491	29,049.72	12.592535	85.389	12.797834	5,672.20	12/31/2017
11.641073	35,422.71	11.988591	88.315	12.165658	5,093.08	12/31/2016
11.286371	33,325.59	11.588016	91.32	11.741371	4,501.96	12/31/2015
11.587015	40,250.59	11.86058	94.501	11.999347	4,674.01	12/31/2014
11.435143	49,479.76	11.669589	610.793	11.78824	4,366.46	12/31/2013
11.307621	58,845.16	11.504437	2,043.47	11.603815	3,142.10	12/31/2012
10.901054	63,179.72	11.056957	1,896.82	11.135492	1,875.59	12/31/2011
10.718686	70,369.21	10.839062	1,744.89	10.899571	416.864	12/31/2010
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation
Portfolio)-Class II (Inception Date 5/1/2007)
14.997429	115,324.322	15.586894	0.000	15.889197	28,875.473	12/31/2019
12.700056	119,297.22	13.159159	0.000	13.394078	32,633.80	12/31/2018
14.007776	141,983.10	14.469822	0.000	14.70571	28,191.45	12/31/2017
12.111117	151,182.63	12.472753	73.832	12.656955	27,511.84	12/31/2016
11.197553	187,047.11	11.49691	41.748	11.649053	24,974.81	12/31/2015
11.649302	230,981.64	11.924422	41.993	12.063926	23,995.49	12/31/2014
11.297881	282,439.88	11.529597	26.457	11.646826	24,988.65	12/31/2013
9.831643	311,928.95	10.002842	2,006.07	10.089265	29,541.37	12/31/2012
8.831294	325,548.20	8.957666	1,767.90	9.021307	23,401.80	12/31/2011
9.298466	292,906.24	9.402949	1,525.29	9.455443	19,638.56	12/31/2010

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth
ETF Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
13.534043	35,657.926	14.065988	0.000	14.338756	5,327.045	12/31/2019
12.157657	35,781.37	12.597145	0.000	12.822001	5,456.54	12/31/2018
12.878807	37,574.13	13.303615	0.000	13.520464	6,135.05	12/31/2017
11.880294	34,622.96	12.235008	105.919	12.415684	6,255.47	12/31/2016
11.327107	44,847.18	11.629898	58.069	11.783766	6,371.24	12/31/2015
11.684006	47,542.95	11.959911	58.41	12.099799	9,974.29	12/31/2014
11.470964	54,707.90	11.706201	35.377	11.825199	9,992.38	12/31/2013
10.839063	78,530.34	11.027762	2,540.03	11.123004	24,783.85	12/31/2012
10.191838	70,451.81	10.337621	2,051.43	10.411042	20,552.58	12/31/2011
10.225248	72,550.68	10.340093	1,553.51	10.397817	15,416.85	12/31/2010
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
16.570767	379,715.168	16.859974	2,208.131	17.005924	1,381.375	12/31/2019
12.39702	429,716.87	12.575093	2,177.40	12.664761	1,422.81	12/31/2018
13.263334	470,318.78	13.412761	2,142.15	13.48782	1,398.01	12/31/2017
11.044358	514,956.44	11.13499	2,131.14	11.180411	1,005.58	12/31/2016
10.850824	582,161.79	10.906648	2,393.52	10.934561	667.11	12/31/2015
10.796387	624,423.75	10.818977	2,356.96	10.83025	862.04	12/31/2014
American Century Variable Portfolios, Inc. - VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2004)
21.585337	94,416.123	22.598986	2,547.849	23.121709	7,015.212	12/31/2019
17.173171	102,962.42	17.92507	1,357.83	18.311934	8,131.51	12/31/2018
18.941571	110,653.76	19.710512	541.332	20.105238	9,071.07	12/31/2017
17.294702	134,268.23	17.942334	633.243	18.274036	8,598.41	12/31/2016
15.219626	137,942.89	15.741616	628.375	16.008379	8,690.22	12/31/2015
16.061236	160,682.41	16.561636	561.806	16.816791	9,035.14	12/31/2014
14.43182	175,214.84	14.836291	571.713	15.042053	9,459.97	12/31/2013
11.14451	186,739.57	11.422098	524.589	11.563002	5,635.68	12/31/2012
9.711168	214,654.02	9.922696	318.584	10.029814	3,584.11	12/31/2011
9.739897	221,618.54	9.921895	286.016	10.013853	393.296	12/31/2010
American Century Variable Portfolios, Inc. - VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
33.835591	175,274.411	35.424470	2,131.968	36.243486	7,164.805	12/31/2019
26.570689	208,380.63	27.733995	1,076.63	28.332275	7,040.09	12/31/2018
30.91912	216,518.76	32.174215	585.596	32.818222	8,092.31	12/31/2017
28.07384	244,746.57	29.125035	586.498	29.663191	7,956.70	12/31/2016
23.175701	258,198.40	23.970544	543.419	24.376526	8,266.71	12/31/2015
23.846341	288,924.80	24.589295	1,074.16	24.967893	8,684.60	12/31/2014
20.773235	339,492.66	21.355435	1,046.93	21.651433	8,069.33	12/31/2013
16.191909	372,125.29	16.59521	1,045.84	16.799792	6,345.66	12/31/2012
14.117831	438,456.61	14.425323	1,594.42	14.580948	3,634.41	12/31/2011
14.417878	512,668.30	14.687266	1,820.74	14.823288	491.989	12/31/2010
American Century Variable Portfolios, Inc. - VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
31.727836	162,238.895	33.217637	3,778.376	33.985680	2,203.330	12/31/2019
23.909962	172,604.63	24.95671	2,909.17	25.495118	2,512.38	12/31/2018
24.068846	193,207.10	25.045841	2,438.28	25.547213	2,699.47	12/31/2017
18.460379	223,176.23	19.151631	2,422.88	19.505555	2,874.07	12/31/2016
17.925624	255,811.36	18.5404	2,535.02	18.854464	3,749.15	12/31/2015
17.107295	296,099.86	17.640295	2,469.78	17.911967	3,740.19	12/31/2014
15.773566	323,332.42	16.215644	2,441.77	16.44046	3,376.87	12/31/2013
11.670588	343,466.58	11.961288	3,573.18	12.108775	2,630.15	12/31/2012
10.390341	382,563.08	10.61666	4,254.93	10.73123	2,115.88	12/31/2011
10.42636	425,837.80	10.62119	7,693.77	10.719593	399.26	12/31/2010
BNY Mellon Investment Portfolios - MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
18.873899	39,617.735	19.615855	1,969.313	19.996294	4,055.330	12/31/2019
15.970724	32,628.64	16.548146	559.293	16.843549	4,717.24	12/31/2018
						42

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

19.21253	36,574.62	19.846323	508.071	20.169823	5,512.77	12/31/2017
16.937194	56,130.79	17.442998	456.378	17.700576	4,420.92	12/31/2016
14.911004	46,573.19	15.309701	397.838	15.512272	5,342.89	12/31/2015
15.513096	48,348.29	15.879524	341.424	16.065283	4,764.92	12/31/2014
14.077773	72,702.27	14.366547	414.62	14.512605	4,330.18	12/31/2013
10.599682	65,350.49	10.784301	360.021	10.877464	3,153.54	12/31/2012
9.008668	51,137.41	9.137629	211.394	9.202542	2,825.89	12/31/2011
9.118201	54,623.67	9.220701	138.711	9.272177	0	12/31/2010
BNY Mellon Investment Portfolios - Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
36.736656	396,613.668	38.461751	208.174	39.351142	1,829.966	12/31/2019
29.613404	442,908.76	30.909886	244.221	31.576786	2,283.28	12/31/2018
30.334918	488,479.87	31.56628	249.916	32.198237	2,268.66	12/31/2017
21.567782	512,748.57	22.375403	391.036	22.788962	2,391.40	12/31/2016
20.887553	571,241.43	21.603916	407.64	21.969931	2,422.90	12/31/2015
19.955171	614,566.78	20.576893	678.564	20.893838	2,566.64	12/31/2014
18.945844	696,116.73	19.476811	1,048.83	19.746873	2,271.78	12/31/2013
14.468533	760,683.23	14.828894	3,828.37	15.011755	1,302.88	12/31/2012
12.692241	830,225.68	12.968656	4,375.54	13.108589	1,504.32	12/31/2011
13.958169	919,000.96	14.218937	5,554.46	14.350654	906.463	12/31/2010
BNY Mellon Stock Index Fund, Inc. (formerly Dreyfus Stock Index Fund, Inc.) - Initial Shares (Inception Date 7/15/1997)
36.775508	1,219,412.285	39.355845	8,210.722	40.710506	10,646.533	12/31/2019
28.431536	1,346,581.09	30.334078	7,857.67	31.330726	11,829.34	12/31/2018
30.239361	1,482,733.57	32.164341	14,890.15	33.170525	13,825.88	12/31/2017
25.232552	1,617,362.45	26.757619	15,804.38	27.553046	15,879.79	12/31/2016
22.908763	1,785,686.05	24.219646	15,778.08	24.901892	14,739.39	12/31/2015
22.979508	1,962,116.61	24.220689	17,485.16	24.865276	14,887.34	12/31/2014
20.547425	2,179,625.80	21.591509	16,677.02	22.132579	13,737.83	12/31/2013
15.783917	2,415,631.77	16.535639	19,777.98	16.924374	8,913.13	12/31/2012
13.832288	2,653,082.65	14.446851	17,801.51	14.763987	7,607.88	12/31/2011
13.76966	2,952,544.40	14.337884	16,707.67	14.630486	6,314.99	12/31/2010
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc. )- Initial Shares (Inception
Date 7/15/1997)
27.957786	236,290.374	29.919779	2,061.589	30.949362	1,391.983	12/31/2019
21.103706	259,502.51	22.51616	2,061.59	23.255729	1,299.97	12/31/2018
22.390668	284,212.59	23.816289	2,061.59	24.561109	1,202.67	12/31/2017
19.688779	306,812.36	20.878997	2,061.59	21.499481	1,099.93	12/31/2016
18.091666	343,312.88	19.127115	2,061.59	19.665732	1,018.29	12/31/2015
18.954087	384,416.78	19.978033	2,241.58	20.509527	937.748	12/31/2014
16.943964	421,241.32	17.805108	2,241.58	18.251125	853.221	12/31/2013
12.791488	451,515.11	13.400813	8,371.44	13.715738	752.452	12/31/2012
11.586654	484,797.89	12.101538	9,130.07	12.367091	631.853	12/31/2011
11.646028	515,234.32	12.126698	8,587.14	12.374074	500.964	12/31/2010
BNY Mellon Variable Investment Fund - Appreciation Portfolio-Initial Shares (Inception Date 12/7/1995)
35.693379	203,586.165	38.197749	467.094	39.511978	3,474.434	12/31/2019
26.598771	246,921.96	28.378656	476.232	29.310645	3,566.35	12/31/2018
28.963346	277,114.47	30.807076	587.261	31.770364	4,429.08	12/31/2017
23.068326	313,635.00	24.462574	577.01	25.189444	4,594.64	12/31/2016
21.682243	351,273.96	22.922927	551.498	23.568335	4,423.11	12/31/2015
22.546786	380,146.00	23.764559	544.476	24.396672	4,276.22	12/31/2014
21.155122	418,467.62	22.230051	535.478	22.7868	4,112.46	12/31/2013
17.71666	480,698.67	18.560388	1,500.96	18.996453	3,838.95	12/31/2012
16.272277	530,768.20	16.995212	1,550.49	17.36805	2,656.36	12/31/2011
15.138504	574,110.52	15.763195	1,560.59	16.084677	75.249	12/31/2010
BNY Mellon Variable Investment Fund - Government Money Market Portfolio (formerly Money Market Portfolio) (Inception Date 5/1/2005)
1.105578	1,828,750.595	1.175421	37,442.075	1.210919	64,118.658	12/31/2019
						43

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

1.103252	2,118,495.08	1.169922	36,671.58	1.203909	63,613.47	12/31/2018
1.104735	1,970,215.93	1.168216	36,308.07	1.200684	58,962,181	12/31/2017
1.115491	2,296,946.12	1.175804	35,749.65	1.206769	60,470.51	12/31/2016
1.129593	2,544,081.05	1.186727	37,601.12	1.216187	100,173.95	12/31/2015
1.143772	2,249,655.71	1.197729	45,802.10	1.225682	49,281.98	12/31/2014
1.157951	2,752,059.24	1.208733	44,065.54	1.235177	44,726.98	12/31/2013
1.17213	3,400,012.12	1.219739	46,883.55	1.244672	34,550.35	12/31/2012
1.186386	4,042,444.47	1.230805	43,697.06	1.254221	22,403.49	12/31/2011
1.200448	4,830,483.05	1.241697	42,561.82	1.263611	15,198.02	12/31/2010
BNY Mellon Variable Investment Fund - Growth & Income Portfolio-Initial Shares (Inception Date 12/7/1995)
29.924843	111,277.717	32.024685	305.155	33.126852	854.091	12/31/2019
23.504757	133,555.02	25.077758	305.155	25.901582	853.785	12/31/2018
25.012385	145,317.62	26.604776	346.723	27.436916	858.764	12/31/2017
21.190181	156,256.41	22.471033	417.867	23.138929	1,118.77	12/31/2016
19.531634	178,509.33	20.649363	390.149	21.230935	1,112.46	12/31/2015
19.500115	202,650.21	20.55345	513.659	21.100324	1,444.10	12/31/2014
17.966939	226,651.89	18.879977	499.416	19.352985	1,455.62	12/31/2013
13.321838	256,128.61	13.956353	5,161.12	14.284381	735.182	12/31/2012
11.443593	267,262.29	11.95208	4,813.44	12.214396	704.263	12/31/2011
11.939359	304,183.81	12.432089	4,442.43	12.685752	4.044	12/31/2010
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 12/7/1997)
25.324994	224,400.806	27.102555	431.467	28.035898	765.555	12/31/2019
21.091193	243,815.95	22.503059	409.209	23.242783	1,402.59	12/31/2018
26.435803	271,873.22	28.119216	395.896	28.999283	1,092.21	12/31/2017
21.502974	299,787.77	22.803068	368.259	23.481275	636.263	12/31/2016
18.628278	318,395.69	19.694616	364.442	20.249677	631.417	12/31/2015
19.33319	353,830.75	20.37782	335.932	20.920413	1,137.14	12/31/2014
19.299985	392,346.55	20.281036	304.495	20.789513	806.254	12/31/2013
13.176728	439,984.82	13.804535	1,780.47	14.12925	239.222	12/31/2012
11.085179	470,581.55	11.577904	1,777.38	11.832216	608.696	12/31/2011
13.04917	505,999.34	13.587862	2,196.61	13.865307	565.947	12/31/2010
Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP)-Class A (Inception Date
5/1/1999)
35.293731	97,232.839	37.569824	307.398	38.759660	2,096.343	12/31/2019
28.584952	115,349.61	30.336039	341.741	31.249433	2,840.23	12/31/2018
32.661008	121,522.08	34.555881	320.904	35.542097	3,294.11	12/31/2017
28.972188	135,689.92	30.560289	325.648	31.385038	2,419.37	12/31/2016
24.278397	154,975.61	25.531497	296.326	26.180862	2,967.17	12/31/2015
25.809189	175,303.03	27.05888	268.766	27.705078	2,862.24	12/31/2014
24.990567	204,381.42	26.121057	262.736	26.704368	2,715.14	12/31/2013
18.281495	216,197.89	19.050535	240.525	19.446511	2,386.30	12/31/2012
15.95032	246,483.58	16.570592	159.151	16.889302	1,786.10	12/31/2011
16.923585	283,164.55	17.528415	171.426	17.83855	540.504	12/31/2010
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
10.264855	171,573.433	10.668451	6,725.024	10.875397	15,168.083	12/31/2019
9.251479	178,695.90	9.586043	4,078.88	9.75721	18,369.57	12/31/2018
11.097317	175,116.16	11.463482	8,402.16	11.650395	21,132.28	12/31/2017
9.64447	187,878.44	9.932544	8,818.44	10.079276	22,818.08	12/31/2016
9.126476	186,457.60	9.370551	7,901.41	9.494583	23,418.09	12/31/2015
9.898727	191,584.81	10.132569	7,669.30	10.251136	23,830.25	12/31/2014
11.29689	156,645.43	11.528622	7,039.33	11.645851	22,140.69	12/31/2013
9.317125	118,926.20	9.479396	8,545.85	9.561306	16,586.39	12/31/2012
7.992835	109,755.48	8.107234	7,085.71	8.164847	4,309.98	12/31/2011
9.070806	119,643.53	9.172728	6,044.17	9.223947	1,710.63	12/31/2010
						44

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

Janus Aspen Series - Janus Henderson VIT Balanced Portfolio (formerly Janus Aspen Balanced Portfolio)-Institutional Shares (Inception
Date 7/15/1997)
50.237201	658,117.437	53.761832	3,022.254	55.611749	7,393.794	12/31/2019
41.562245	754,440.92	44.343249	3,126.03	45.799674	7,194.11	12/31/2018
41.870467	839,278.19	44.535702	3,478.03	45.928416	8,659.01	12/31/2017
35.85483	943,221.86	38.021753	3,880.17	39.151623	10,396.77	12/31/2016
34.7638	984,117.32	36.752884	3,794.85	37.787773	9,745.24	12/31/2015
35.04005	1,086,286.62	36.932463	4,389.38	37.914925	9,638.05	12/31/2014
32.751293	1,208,062.46	34.415303	4,522.08	35.277339	8,889.45	12/31/2013
27.644471	1,306,046.95	28.960867	6,896.12	29.64137	4,520.71	12/31/2012
24.678	1,444,863.87	25.774254	7,375.21	26.339751	1,783.20	12/31/2011
24.624243	1,714,139.14	25.640208	8,743.80	26.163193	1,331.68	12/31/2010
Janus Aspen Series - Janus Henderson VIT Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio)-Institutional Shares (Inception
Date 7/15/1997)
63.916347	297,765.524	68.402357	3,991.545	70.755833	2,607.484	12/31/2019
47.845738	320,396.22	51.048418	3,462.81	52.724921	2,655.35	12/31/2018
48.731111	352,734.87	51.834264	3,209.15	53.455067	3,474.38	12/31/2017
38.785445	379,152.47	41.130479	3,232.38	42.35262	3,465.44	12/31/2016
35.008152	412,474.16	37.01213	4,232.79	38.054229	3,770.35	12/31/2015
34.129797	449,247.76	35.973967	4,354.34	36.930852	3,905.63	12/31/2014
30.762138	508,249.50	32.325927	4,884.46	33.135553	3,925.46	12/31/2013
23.567783	547,374.23	24.690729	7,027.07	25.270845	2,249.53	12/31/2012
20.380175	598,482.93	21.286103	7,006.15	21.753081	922.766	12/31/2011
20.9668	671,167.59	21.832445	9,872.96	22.277708	362.17	12/31/2010
Janus Aspen Series - Janus Henderson VIT Forty Portfolio (formerly Janus Aspen Forty Portfolio)-Institutional Shares (Inception Date
5/1/1999)
39.203424	337,223.241	41.731416	449.315	43.053127	2,400.923	12/31/2019
28.987812	422,998.90	30.763414	1,598.48	31.689713	2,887.91	12/31/2018
28.830087	459,834.28	30.502599	1,949.44	31.373209	2,222.64	12/31/2017
22.436185	516,603.31	23.665961	2,191.18	24.304739	2,099.22	12/31/2016
22.265938	575,448.89	23.415082	3,927.36	24.010678	2,135.18	12/31/2015
20.122905	635,797.97	21.09721	3,552.58	21.601115	2,292.79	12/31/2014
18.769594	708,645.86	19.618655	4,437.77	20.056834	2,046.21	12/31/2013
14.506123	802,313.68	15.116322	4,618.96	15.430571	1,291.44	12/31/2012
11.850045	871,789.68	12.310863	5,220.83	12.54768	1,178.26	12/31/2011
12.880192	1,049,746.28	13.340517	5,354.46	13.576596	979.346	12/31/2010
Janus Aspen Series - Janus Henderson VIT Overseas Portfolio (formerly Janus Aspen Overseas Portfolio-Institutional Shares (Inception
Date 7/15/1997)
29.787333	347,971.018	31.877889	5,643.485	32.975029	6,009.753	12/31/2019
23.784192	401,820.98	25.376189	6,055.92	26.20984	7,068.39	12/31/2018
28.362	431,185.19	30.167939	9,603.77	31.111525	8,403.48	12/31/2017
21.936749	470,766.87	23.262993	9,986.74	23.954431	10,709.11	12/31/2016
23.782795	535,162.79	25.144034	9,327.44	25.852174	10,053.75	12/31/2015
26.387645	557,774.26	27.813167	9,077.83	28.55314	10,440.69	12/31/2014
30.36825	598,121.57	31.91152	8,228.21	32.710883	9,239.06	12/31/2013
26.884279	691,417.79	28.164764	10,314.59	28.826598	8,726.24	12/31/2012
24.031504	779,936.82	25.099252	9,472.30	25.649952	7,488.18	12/31/2011
35.931621	883,475.81	37.414177	9,276.51	38.177207	4,371.50	12/31/2010
Janus Aspen Series - Janus Henderson VIT Research Portfolio (formerly Janus Aspen Janus Portfolio)-Institutional Shares (Inception Date
7/15/1997)
35.541487	370,651.843	38.035639	2,758.670	39.345238	3.891	12/31/2019
26.598301	409,651.95	28.378476	2,758.67	29.311157	585.675	12/31/2018
27.691766	447,840.40	29.454874	2,886.92	30.376597	3.891	12/31/2017
21.960972	503,685.23	23.288552	2,960.02	23.981102	3.891	12/31/2016
22.161871	570,784.25	23.430257	3,238.18	24.090494	3.891	12/31/2015
						45

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

21.336089	634,922.89	22.488724	3,241.98	23.087439	3.891	12/31/2014
19.150539	727,456.51	20.123843	3,246.02	20.62834	3.892	12/31/2013
14.901656	831,345.77	15.61151	4,620.04	15.978674	3.892	12/31/2012
12.745249	938,110.84	13.31167	4,547.78	13.604019	3.892	12/31/2011
13.649497	1,051,736.56	14.212905	5,323.78	14.503094	3.892	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
21.298913	153,512.053	22.793257	4,456.657	23.577844	4,628.508	12/31/2019
19.481582	161,756.30	20.785134	4,471.20	21.468063	4,521.84	12/31/2018
19.889271	162,435.19	21.155328	4,806.27	21.817153	4,623.72	12/31/2017
18.985675	200,324.69	20.133092	4,801.81	20.731592	6,419.22	12/31/2016
18.146371	230,703.64	19.184658	5,189.61	19.725069	6,452.26	12/31/2015
18.524574	263,086.06	19.525049	6,579.57	20.044656	6,597.11	12/31/2014
17.419293	317,604.08	18.304351	6,181.49	18.763025	6,914.74	12/31/2013
17.722742	373,704.36	18.566669	6,034.86	19.003105	5,533.68	12/31/2012
16.425104	438,941.37	17.154729	5,407.69	17.531258	3,502.31	12/31/2011
15.767295	498,734.94	16.417846	5,244.20	16.752885	2,502.39	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio (formerly Mid Cap Growth Portfolio) - Class I (Inception Date 5/1/2007)
27.563176	41,249.693	28.646710	176.699	29.202282	2,097.071	12/31/2019
19.951868	56,659.32	20.673271	188.446	21.042312	2,953.92	12/31/2018
18.289057	45,040.41	18.892449	188.699	19.200424	3,224.33	12/31/2017
13.366633	46,879.36	13.765876	153.406	13.969191	3,850.82	12/31/2016
14.861452	52,804.64	15.258862	153.395	15.460786	3,993.82	12/31/2015
16.017087	68,601.74	16.395445	147.231	16.58725	4,824.58	12/31/2014
15.931061	71,334.31	16.25786	125.333	16.423162	4,632.61	12/31/2013
11.751763	119,005.74	11.956464	508.836	12.059774	2,814.20	12/31/2012
10.966476	145,923.09	11.123435	474.836	11.202473	1,603.99	12/31/2011
11.974622	79,274.64	12.109183	438.289	12.176797	128.432	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
52.664447	117,009.067	56.359998	2,214.279	58.300107	1,797.173	12/31/2019
44.907529	125,777.94	47.912883	1,906.15	49.487207	2,358.96	12/31/2018
49.357024	136,960.26	52.499268	2,940.08	54.141702	3,013.91	12/31/2017
48.546479	157,534.52	51.480851	3,047.73	53.011311	3,262.50	12/31/2016
46.094893	175,472.63	48.732837	3,159.55	50.105719	3,245.92	12/31/2015
45.756354	199,452.59	48.228074	3,345.18	49.511686	3,372.64	12/31/2014
35.773176	233,162.55	37.591278	3,255.36	38.533446	3,404.65	12/31/2013
35.551082	257,201.98	37.24445	3,695.38	38.120131	2,517.33	12/31/2012
31.128766	275,350.85	32.51201	3,613.93	33.225818	1,376.92	12/31/2011
29.80536	300,625.24	31.035542	3,459.34	31.669046	804.593	12/31/2010
PIMCO Variable Insurance Trust - PIMCO Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.234304	91,714.755	14.902685	1,471.610	15.247334	8,703.078	12/31/2019
13.312089	134,917.51	13.894863	1,521.93	14.194678	8,131.84	12/31/2018
13.807321	141,881.22	14.367768	2,413.91	14.655446	8,506.32	12/31/2017
13.508521	142,198.72	14.014283	2,390.49	14.273302	7,771.31	12/31/2016
13.023155	159,992.77	13.469735	1,889.88	13.697926	7,945.23	12/31/2015
13.575379	196,998.82	13.998243	1,761.76	14.213831	7,940.27	12/31/2014
13.35411	244,655.41	13.728272	1,549.69	13.918604	7,110.12	12/31/2013
14.918978	329,750.94	15.290396	1,968.06	15.478914	6,831.62	12/31/2012
13.912909	371,829.09	14.215772	1,750.07	14.369148	4,133.48	12/31/2011
12.634272	431,883.40	12.870229	1,891.97	12.989457	1,677.86	12/31/2010
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
16.508614	206,053.199	17.283755	15,637.051	17.683424	31,577.475	12/31/2019
15.449792	218,528.47	16.126115	13,787.98	16.47405	35,966.51	12/31/2018
15.75495	251,448.33	16.394441	15,337.90	16.722669	41,122.00	12/31/2017
15.228947	273,012.46	15.799113	14,401.15	16.09111	48,248.50	12/31/2016
15.041825	298,992.66	15.557615	15,111.67	15.821161	48,163.13	12/31/2015

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation Unit	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

15.186995	326,594.49	15.66007	16,257.20	15.901249	57,309.35	12/31/2014
14.77011	372,789.36	15.183974	14,959.53	15.394474	60,481.45	12/31/2013
15.279607	437,458.14	15.660052	13,507.84	15.853109	53,491.94	12/31/2012
14.139882	453,654.59	14.447732	11,199.44	14.603585	21,810.82	12/31/2011
13.840269	553,959.72	14.098775	10,277.05	14.229361	10,999.90	12/31/2010
Wilshire Variable Insurance Trust - Wilshire Global Allocation Fund (Inception Date 12/7/2018)
11.044006	51,685.711	11.080229	1,172.013	11.098305	0.000	12/31/2019
9.458526	61,538.46	9.460738	1,307.38	9,461.84	0.000	12/31/2018

The above table gives year-end Accumulation Unit information for each Subaccount for the past 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2019. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the BNY Mellon Variable Investment Fund Government Money Market Portfolio (formerly Dreyfus VIF Government Money Market Portfolio) Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date. If you have invested in a Subaccount that is closed to new investors, the condensed financial information for the Subaccount will be contained in Appendix D: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one	We will mail a letter to the Contract Owner notifying the Contract Owner that:
quarter of a contract year	∙ we have identified the Contract Owner as a person engaging in harmful trading practices;
and
∙ if the Contract Owner's transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class
U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.
More than 12 transfer events in	We will automatically require the Contract Owner to submit transfer requests via regular first-
one contract year	class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the "Other Restrictions" provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

∙the dollar amount involved in the transfer event

∙the total assets of the Portfolio involved in the transfer event

∙the number of transfer events completed in the current quarter of the contract year

∙whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

∙To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

∙To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company's frequent trading policies.

Group Contracts. In the case of a group contract, the transfer restrictions will apply to participants who have an interest in the group contract. For example, if a participant engages in more than 12 transfer events in one Contract year, we will automatically require the participant to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the participant that are sent by any other means.

APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

This Appendix C provides information you should know regarding the Death Benefit Amount if one of the scenarios described below applies to your Contract.

Scenario E-1

∙Your state of residence was Minnesota when you purchased your Contract;

∙you purchased an individual Contract before August 7, 2003 but after the 2000 Death Benefit Endorsement was approved in Minnesota; and

∙you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

Scenario E-2

∙Your state of residence was any state other than Minnesota when you purchased your Contract;

∙you purchased an individual Contract before the 2003 Death Benefit Endorsement was approved in your state of residence but after the 2000 Death Benefit Endorsement was approved in your state; and

∙you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

In this Appendix C, we refer to the Contracts described in Scenarios E-1 and E-2 as "Optional Death Benefit Contracts."

EXPENSE TABLES

For Optional Death Benefit Contracts, the following information replaces Table B and the Examples contained in the body of the prospectus.

Table B: Annual Expenses. The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner's interest in the Subaccounts.

	Optional Death Benefit Contracts	Optional Death Benefit Contracts
	(Issue Age 65 and younger)	(Issue Age over 65 and under 79)
Annual Contract Maintenance Fee	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.35%	1.50%
Administration Charge	0.15%	0.15%
Total Separate Account Annual Expenses	1.50%	1.65%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Examples. This example is intended to help you compare the cost of investing in an Optional Death Benefit Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (Table A of the prospectus), the Annual Expenses (Table B above), and Portfolio operating expenses (Table C of the prospectus). Your actual costs may be higher or lower than the costs shown in the examples.

Example: Contract with Highest Possible Separate Account Charges

Assumptions

∙You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated, and your investment has a 5% return each year.

∙The annual contract maintenance fee ($30), the Separate Account Annual Expenses (1.65%), and the maximum Portfolio expenses (1.60%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We	$1,063	$1,659	$2,355	$4,812
also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:
We assume that you keep your Contract and leave your money in your	$363	$1,159	$2,055	$4,812
Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

CHARGES AND DEDUCTIONS

For Optional Death Benefit Contracts, the following information replaces the Mortality and Expense Risk Charge information contained in the body of the prospectus.

If you elected the optional Enhanced Death Benefit Amount, there is an additional charge for this benefit. This additional charge is included in the mortality and expense risk charge described below. This benefit and the associated additional charge cannot be discontinued after the Contract is issued.

Mortality and Expense	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract.
Risk Charge	Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment
Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the
Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.
This Mortality and Expense Risk Charge includes an additional charge for the Optional Enhanced
Death Benefit Amount.
Amount of Charge	For Optional Death Benefit Contracts issued to an Owner age 65 or younger, a daily charge equal to
0.003724% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.35%.
For Optional Death Benefit Contracts issued to an Owner over age 65 but under age 79, a daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50.
When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.
Waivers	None.

DEATH BENEFIT

For Optional Death Benefit Contracts, the following information replaces the Death Benefit Amount information contained in the body of the prospectus.

Optional Enhanced Death Benefit Amount (Version 2E)

The optional Enhanced Death Benefit Amount will be based on the greatest of:

1)the Account Value on the Death Benefit Valuation Date;

2)the Enhanced Minimum Death Benefit; or

3)the Enhanced Historic High Value.

A withdrawal from the Contract may result in a reduction in the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Enhanced Minimum Death Benefit. The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

∙If the Owner dies before age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date.

∙If the Owner dies on or after his or her 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract anniversary prior to his or her 80th birthday.

Enhanced Historic High Value. The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for withdrawals taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of withdrawal. The Enhanced High Value is the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to age 80.

Example of Determination of Optional Enhanced Death Benefit Amount for Version 2E. This example is intended to help you understand how a withdrawal impacts the optional Enhanced Death Benefit Amount and how the optional Enhanced Death Benefit Amount is calculated.

This example assumes:

∙your total Purchase Payments equal $100,000 and your Account Value is $90,000,

∙the "Enhanced High Value" is $140,000,

∙you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

∙the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the optional Enhanced Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $107,893, which represents interest at an annual effective rate of 5% for 10 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction

Step Two: Calculate the Enhanced Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111
Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 107,893
Minimum Death Benefit	$196,782

Step Three: Calculate the proportional reduction in the Enhanced High Value.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal				Reduction

$140,000	Enhanced	x 11.1111%	Percentage	= $15,556	Proportional
	High Value		Reduction		Reduction

Step Four: Calculate the Enhanced Historic High Value amount, which is the same as the reduced High Value amount.

Enhanced High Value	$140,000
Less proportional reduction for withdrawals	– 15,556
Enhanced Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

∙	Account Value	$80,000
∙ Enhanced Minimum Death Benefit		$196,782
∙	Enhanced Historic High Value	$124,444

Immediately after the withdrawal, the Enhanced Minimum Death Benefit of $196,782 is greater than the Enhanced Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $196,782.

CONDENSED FINANCIALS FOR CONTRACTS WITH ENHANCED OPTIONAL DEATH BENEFIT RIDER

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Capital Appreciation Fund (formerly
Oppenheimer Capital Appreciation Fund/VA) - Non-Service Shares (Inception Date 5/1/2001)
25.551382	0	24.971189	0	12/31/2019
19.046399	0	18.642262	0	12/31/2018
20.513442	0	20.108948	0	12/31/2017
16.419091	0	16.119759	0	12/31/2016
17.044567	0	16.75931	0	12/31/2015
16.711931	0	16.45728	0	12/31/2014
14.701129	0	14.499162	0	12/31/2013
11.503793	0	11.363025	0	12/31/2012
10.234898	0	10.125132	0	12/31/2011
10.511249	0	10.414325	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Conservative Balanced Fund (formerly
Oppenheimer Conservative Balanced Fund/VA) - Non-Service Shares (Inception Date 12/1/2004)
13.659677	0	13.349520	0	12/31/2019
11.800805	0	11.550407	0	12/31/2018
12.655076	0	12.405521	0	12/31/2017
11.759289	0	11.544903	0	12/31/2016
11.341834	0	11.152015	0	12/31/2015
11.419602	0	11.245583	0	12/31/2014
10.715102	456.657	10.567892	0	12/31/2013
9.612383	456.657	9.494758	0	12/31/2012
8.687427	457.186	8.594256	0	12/31/2011
8.756402	1,007.04	8.675646	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (formerly
Invesco V.I. Mid Cap Growth Fund) - Series I Shares (Inception Date 5/1/2012)
20.617090	0.833	20.377335	0	12/31/2019
15.580617	2.111	15.422885	0	12/31/2018
16.754645	1,295.50	16.610465	0	12/31/2017
13.885912	1,621.18	13.787322	0	12/31/2016
13.991782	1,828.27	13.913601	0	12/31/2015
14.03564	2,916.38	13.978479	0	12/31/2014
13.189388	2,772.01	13.1557	0	12/31/2013
9.772763	2,392.54	9.76263	0	12/31/2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Main Street Fund® (formerly Oppenheimer
Main Street Fund®/VA) - Non-Service Shares (Inception Date 12/1/2004)
26.911025	0	26.299883	0	12/31/2019
20.684924	0	20.245959	0	12/31/2018
22.799801	0	22.35016	0	12/31/2017
19.798232	0	19.437255	0	12/31/2016
18.007781	0	17.706365	0	12/31/2015
17.693109	0	17.423456	0	12/31/2014
16.225883	0	16.002921	0	12/31/2013
12.500898	811.581	12.347889	0	12/31/2012
10.859984	811.581	10.743481	0	12/31/2011
11.026628	832.322	10.924908	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Fund-Series I Shares (Inception Date
7/15/1997)
44.648071	0.684	43.159368	0	12/31/2019
36.254761	1.733	35.099284	0	12/31/2018
42.140453	2.767	40.859928	0	12/31/2017
38.904298	3.695	37.779386	0	12/31/2016
34.197913	120.661	33.259669	0	12/31/2015
38.205863	274.424	37.214289	0	12/31/2014
35.341722	279.549	34.476918	414.531	12/31/2013
26.72272	669.284	26.108494	415.08	12/31/2012
				53

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

23.129074	1,106.79	22.632046	415.706	12/31/2011
23.266279	1,106.62	22.800917	416.342	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock Fund-Series I Shares (Inception Date 5/1/2011)
19.987709	275.239	19.725267	0	12/31/2019
16.194564	285.079	16.006251	0	12/31/2018
18.719649	299.325	18.530329	0	12/31/2017
16.125254	309.79	15.98641	0	12/31/2016
13.956601	321.387	13.85751	0	12/31/2015
15.070696	322.109	14.986498	0	12/31/2014
13.987366	791.135	13.930415	0	12/31/2013
10.443398	791.919	10.416708	0	12/31/2012
8.892927	793.439	8.883788	0	12/31/2011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
20.596026	0	20.171321	0	12/31/2019
16.213544	0	15.903398	0	12/31/2018
18.168897	0	17.848666	0	12/31/2017
16.297692	0	16.034749	0	12/31/2016
15.005706	0	14.786093	0	12/31/2015
16.167109	0	15.954778	0	12/31/2014
15.176947	0	15.000436	0	12/31/2013
11.921202	0	11.80048	0	12/31/2012
10.628194	0	10.536683	0	12/31/2011
10.796561	0	10.719875	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date
5/1/2001)
20.889576	0	20.615396	0	12/31/2019
16.953782	0	16.756743	0	12/31/2018
18.624178	0	18.435934	0	12/31/2017
17.413851	0	17.264014	0	12/31/2016
15.398163	0	15.28891	0	12/31/2015
15.316128	0	15.230622	0	12/31/2014
13.781537	0	13.725464	0	12/31/2013
10.677484	0	10.650221	0	12/31/2012
9.131052	0	9.121677	0	12/31/2011
5.499048	0	5.419274	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Health Care Fund (formerly Invesco V.I. Global Health Care
Fund) - Series I Shares (Inception Date 5/1/2001)
29.389609	0	28.569531	0	12/31/2019
22.517782	0	21.922788	0	12/31/2018
22.657762	0	22.092884	0	12/31/2017
19.858838	0	19.393137	0	12/31/2016
22.771219	48.509	22.271114	0	12/31/2015
22.409137	48.765	21.950378	0	12/31/2014
19.011079	49.022	18.650231	0	12/31/2013
13.732927	49.327	13.492765	0	12/31/2012
11.532821	696.852	11.348477	0	12/31/2011
11.263244	697.244	11.100066	0	12/31/2010
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield Fund-Series I Shares (Inception Date 4/30/2004)
20.560063	0	20.075200	0	12/31/2019
18.38906	0	17.982722	0	12/31/2018
19.318223	0	18.920283	0	12/31/2017
18.449284	0	18.096678	0	12/31/2016
16.841857	0	16.545122	0	12/31/2015
17.657534	0	17.372854	0	12/31/2014
17.622309	0	17.364619	0	12/31/2013
16.719008	0	16.499621	0	12/31/2012
14.486958	0	14.318741	0	12/31/2011
14.56694	0	14.419662	0	12/31/2010
				54

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date
12/1/2004)
23.977279	0	23.432669	0	12/31/2019
19.228122	0	18.820002	0	12/31/2018
22.989799	0	22.536346	0	12/31/2017
20.462649	0	20.089493	0	12/31/2016
18.53795	0	18.227622	0	12/31/2015
19.919834	0	19.616219	0	12/31/2014
19.756846	0	19.485363	0	12/31/2013
14.591069	650.602	14.412463	0	12/31/2012
13.007163	650.602	12.867619	0	12/31/2011
13.301457	729.45	13.178765	0	12/31/2010
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation
Portfolio)-Class II (Inception Date 5/1/2007)
14.343809	0	14.069668	0	12/31/2019
12.525562	0	12.304883	0	12/31/2018
13.562753	0	13.344217	0	12/31/2017
12.149279	0	11.971661	0	12/31/2016
11.370625	0	11.221442	0	12/31/2015
11.806113	0	11.668966	0	12/31/2014
11.468588	0	11.352618	0	12/31/2013
10.4087	0	10.319145	0	12/31/2012
9.536779	0	9.469194	0	12/31/2011
9.768373	0	9.713887	0	12/31/2010
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset
Allocation Portfolio)-Class II (Inception Date 5/1/2007)
12.510406	0	12.271268	0	12/31/2019
11.596116	0	11.391784	0	12/31/2018
12.059142	0	11.864804	0	12/31/2017
11.527299	0	11.358745	0	12/31/2016
11.187417	0	11.040614	0	12/31/2015
11.497093	0	11.363511	0	12/31/2014
11.35792	0	11.243063	0	12/31/2013
11.242667	0	11.145931	0	12/31/2012
10.849499	0	10.772617	0	12/31/2011
10.678798	0	10.619233	0	12/31/2010
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation
Portfolio)-Class II (Inception Date 5/1/2007)
14.805711	0	14.522666	0	12/31/2019
12.55043	0	12.329248	0	12/31/2018
13.856892	0	13.633543	0	12/31/2017
11.992787	0	11.8174	0	12/31/2016
11.099401	0	10.953736	0	12/31/2015
11.55892	0	11.424602	0	12/31/2014
11.221604	0	11.1081	0	12/31/2013
9.775177	0	9.691034	0	12/31/2012
8.789531	0	8.727217	0	12/31/2011
9.263876	0	9.212174	0	12/31/2010
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF
Asset Allocation Portfolio)-Class II (Inception Date 5/1/2007)
13.361024	0	13.105655	0	12/31/2019
12.014418	0	11.802731	0	12/31/2018
12.740073	0	12.534774	0	12/31/2017
11.764199	0	11.592209	0	12/31/2016
11.227802	0	11.080502	0	12/31/2015
11.593338	0	11.458675	0	12/31/2014
11.393512	0	11.278324	0	12/31/2013
10.7768	0	10.684096	0	12/31/2012
				55

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

10.143634	0	10.071769	0	12/31/2011
10.187194	0	10.130388	0	12/31/2010
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund-Class I Shares (Inception Date 4/25/2014)
16.475386	43.852	16.333304	0	12/31/2019
12.338171	46.192	12.250397	0	12/31/2018
13.213861	48.546	13.139961	0	12/31/2017
11.014294	269.187	10.96932	0	12/31/2016
10.832266	446.785	10.804468	0	12/31/2015
10.788863	438.328	10.777571	0	12/31/2014
American Century Variable Portfolios, Inc. - VP Large Company Value Fund-Class I Shares (Inception Date 5/1/2004)
21.257249	0	20.774430	0	12/31/2019
16.929311	0	16.569978	0	12/31/2018
18.69167	0	18.322974	0	12/31/2017
17.083805	0	16.772262	0	12/31/2016
15.049297	0	14.797357	0	12/31/2015
15.897605	0	15.655292	0	12/31/2014
14.299296	0	14.10279	0	12/31/2013
11.053373	0	10.918072	0	12/31/2012
9.641591	0	9.538149	0	12/31/2011
9.679912	0	9.590615	0	12/31/2010
American Century Variable Portfolios, Inc. - VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
33.321384	0	32.564663	0	12/31/2019
26.193449	0	25.637578	0	12/31/2018
30.511291	0	29.909556	0	12/31/2017
27.731576	0	27.22594	0	12/31/2016
22.916394	106.677	22.532789	0	12/31/2015
23.603474	835.662	23.243725	0	12/31/2014
20.582533	820.198	20.299695	0	12/31/2013
16.05954	642.42	15.862963	0	12/31/2012
14.016711	1,976.56	13.866319	0	12/31/2011
14.329115	3,141.91	14.196922	0	12/31/2010
American Century Variable Portfolios, Inc. - VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
31.245701	28.600	30.536177	0	12/31/2019
23.570529	29.117	23.070374	0	12/31/2018
23.751392	29.661	23.283026	0	12/31/2017
18.235321	195.537	17.902855	0	12/31/2016
17.725054	196.317	17.4284	0	12/31/2015
16.933054	846.066	16.675012	0	12/31/2014
15.628758	898.272	15.414036	0	12/31/2013
11.575185	1,033.53	11.433524	0	12/31/2012
10.315905	1,052.39	10.205251	0	12/31/2011
10.362149	1,304.46	10.266574	0	12/31/2010
BNY Mellon Investment Portfolios - MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
18.632538	0	18.276293	0	12/31/2019
15.78249	0	15.504331	0	12/31/2018
19.005488	0	18.699149	0	12/31/2017
16.77164	0	16.526356	0	12/31/2016
14.780236	0	14.586256	0	12/31/2015
15.392672	0	15.2138	0	12/31/2014
13.982671	0	13.841227	0	12/31/2013
10.538757	0	10.448031	0	12/31/2012
8.966026	0	8.902452	0	12/31/2011
9.084243	0	9.033541	0	12/31/2010
BNY Mellon Investment Portfolios - Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
36.178300	16.134	35.356650	0	12/31/2019
29.192911	16.336	28.573358	0	12/31/2018
29.934727	16.548	29.344324	0	12/31/2017
21.304764	137.395	20.916254	0	12/31/2016

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

20.653759	178.444	20.307998	0	12/31/2015
19.75185	178.937	19.45077	0	12/31/2014
18.771857	179.467	18.513861	0	12/31/2013
14.35021	180.111	14.174535	0	12/31/2012
12.601291	695.218	12.466089	0	12/31/2011
13.872198	696.12	13.744226	0	12/31/2010
BNY Mellon Stock Index Fund, Inc. (formerly Dreyfus Stock Index Fund, Inc.) - Initial Shares (Inception Date 7/15/1997)
35.952796	4.741	34.754159	0	12/31/2019
27.823684	6.624	26.937027	0	12/31/2018
29.623081	8.495	28.723032	0	12/31/2017
24.743322	258.705	24.02795	0	12/31/2016
22.48738	732.638	21.870477	0	12/31/2015
22.57974	1,443.78	21.993754	0	12/31/2014
20.210458	1,241.85	19.71594	0	12/31/2013
15.540816	1,042.48	15.183636	0	12/31/2012
13.633137	4,999.85	13.340187	0	12/31/2011
13.585166	5,977.49	13.313456	0	12/31/2010
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc. )- Initial Shares (Inception
Date 7/15/1997)
27.332192	0	26.420916	0	12/31/2019
20.652425	0	19.994251	0	12/31/2018
21.93424	0	21.267753	0	12/31/2017
19.306951	273.7	18.748712	0	12/31/2016
17.758821	273.7	17.271598	0	12/31/2015
18.624265	273.7	18.140882	0	12/31/2014
16.666024	273.697	16.258195	0	12/31/2013
12.594424	273.697	12.304924	0	12/31/2012
11.419795	273.96	11.174371	0	12/31/2011
11.489945	274.233	11.260096	0	12/31/2010
BNY Mellon Variable Investment Fund - Appreciation Portfolio-Initial Shares (Inception Date 12/7/1995)
34.894992	0	33.731510	0	12/31/2019
26.030201	0	25.200611	0	12/31/2018
28.373187	0	27.511034	0	12/31/2017
22.621139	237.338	21.967052	0	12/31/2016
21.283506	237.338	20.699568	0	12/31/2015
22.154615	237.338	21.579607	0	12/31/2014
20.808266	237.341	20.299079	0	12/31/2013
17.443859	237.341	17.042914	0	12/31/2012
16.038052	237.569	15.693421	0	12/31/2011
14.935711	843.572	14.636968	0	12/31/2010
BNY Mellon Variable Investment Fund - Government Money Market Portfolio (formerly Money Market Portfolio) (Inception Date 5/1/2005)
1.087344	14.008	1.050574	0	12/31/2019
1.085865	35.486	1.050798	0	12/31/2018
1.088202	56.666	1.054844	0	12/31/2017
1.099801	75.662	1.068141	0	12/31/2016
1.114747	2,413.47	1.08479	0	12/31/2015
1.129771	2,220.96	1.101517	0	12/31/2014
1.144796	2,030.98	1.118245	0	12/31/2013
1.159822	1,773.30	1.134974	0	12/31/2012
1.174932	1,977.04	1.151793	0	12/31/2011
1.189835	2,995.30	1.168396	0	12/31/2010
BNY Mellon Variable Investment Fund - Growth & Income Portfolio-Initial Shares (Inception Date 12/7/1995)
29.254598	1.318	28.279237	0	12/31/2019
23.001631	3.339	22.268596	0	12/31/2018
24.501991	5.331	23.757497	0	12/31/2017
20.778778	7.118	20.177995	0	12/31/2016
19.171872	233.116	18.645897	0	12/31/2015
19.160366	222.017	18.663095	0	12/31/2014
				57

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

17.671834	639.12	17.239419	0	12/31/2013
13.116319	619.521	12.814852	0	12/31/2012
11.278546	587.571	11.036181	0	12/31/2011
11.77908	538.367	11.543482	0	12/31/2010
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 12/7/1997)
24.758976	165.284	23.933345	0	12/31/2019
20.640727	173.155	19.982818	0	12/31/2018
25.897632	183.623	25.11062	0	12/31/2017
21.08654	191.635	20.476767	0	12/31/2016
18.286053	461.483	17.7843	0	12/31/2015
18.997297	450.943	18.504178	0	12/31/2014
18.983929	439.975	18.519328	0	12/31/2013
12.974086	421.689	12.675816	0	12/31/2012
10.925843	941.59	10.691003	0	12/31/2011
12.87464	921.159	12.617102	0	12/31/2010
Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP)-Class A (Inception Date 5/1/1999)
34.563501	0	33.499736	0	12/31/2019
28.021941	0	27.200865	0	12/31/2018
32.050443	0	31.159023	0	12/31/2017
28.459363	125.771	27.70982	0	12/31/2016
23.872855	125.771	23.279496	0	12/31/2015
25.403848	125.771	24.810196	0	12/31/2014
24.623052	227.804	24.084288	0	12/31/2013
18.030911	227.804	17.663227	0	12/31/2012
15.747735	228.043	15.450221	0	12/31/2011
16.725575	221.584	16.434548	0	12/31/2010
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund-Class 2 (Inception Date 5/1/2007)
10.133650	0	9.939863	0	12/31/2019
9.142498	0	8.981317	0	12/31/2018
10.97779	0	10.80078	0	12/31/2017
9.550231	0	9.410509	0	12/31/2016
9.046475	0	8.927705	0	12/31/2015
9.82192	0	9.707758	0	12/31/2014
11.220632	0	11.107118	0	12/31/2013
9.263616	0	9.183858	0	12/31/2012
7.955043	0	7.898627	0	12/31/2011
9.037088	0	8.986647	0	12/31/2010
Janus Aspen Series - Janus Henderson VIT Balanced Portfolio (formerly Janus Aspen Balanced Portfolio)-Institutional Shares (Inception
Date 7/15/1997)
49.113515	0.996	47.476177	0	12/31/2019
40.673841	2.523	39.377734	0	12/31/2018
41.017308	4.029	39.771091	0	12/31/2017
35.159776	190.844	34.143278	0	12/31/2016
34.124507	360.706	33.188421	0	12/31/2015
34.430596	1,342.56	33.537135	0	12/31/2014
32.214323	1,239.46	31.426158	408.386	12/31/2013
27.218811	1,322.66	26.593307	408.927	12/31/2012
24.322807	1,752.52	23.800233	409.545	12/31/2011
24.294411	2,780.97	23.808573	410.171	12/31/2010
Janus Aspen Series - Janus Henderson VIT Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio)-Institutional Shares (Inception
Date 7/15/1997)
62.487559	0	60.404030	0	12/31/2019
46.823665	0	45.331327	0	12/31/2018
47.738841	0	46.288158	0	12/31/2017
38.03411	0	36.934304	0	12/31/2016
34.364836	0	33.421943	0	12/31/2015
33.536633	0	32.666143	0	12/31/2014
30.258185	0	29.517691	0	12/31/2013
				58

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

23.205213	0	22.671775	0	12/31/2012
20.087112	0	19.655389	0	12/31/2011
20.686244	160.019	20.27242	0	12/31/2010
Janus Aspen Series - Janus Henderson VIT Forty Portfolio (formerly Janus Aspen Forty Portfolio)-Institutional Shares (Inception Date
5/1/1999)
38.392346	256.330	37.210416	0	12/31/2019
28.416904	266.455	27.584015	0	12/31/2018
28.291156	280.593	27.504036	0	12/31/2017
22.039038	291.248	21.458383	0	12/31/2016
21.894006	404.778	21.349643	0	12/31/2015
19.806856	518.474	19.343801	0	12/31/2014
18.493557	770.116	18.088728	0	12/31/2013
14.307295	762.052	14.015414	0	12/31/2012
11.699545	749.264	11.47839	0	12/31/2011
12.729492	2,101.59	12.50787	0	12/31/2010
Janus Aspen Series - Janus Henderson VIT Overseas Portfolio (formerly Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date
7/15/1997)
29.120415	0	28.149341	0	12/31/2019
23.275283	0	22.533392	0	12/31/2018
27.783506	0	26.939165	0	12/31/2017
21.511045	0	20.888975	0	12/31/2016
23.344948	0	22.704394	0	12/31/2015
25.928166	715.167	25.255198	0	12/31/2014
29.869783	726.804	29.138874	0	12/31/2013
26.469833	987.59	25.861433	0	12/31/2012
23.685193	998.535	23.176245	0	12/31/2011
35.449774	905.059	34.740872	0	12/31/2010
Janus Aspen Series - Janus Henderson VIT Research Portfolio (formerly Janus Aspen Janus Portfolio)-Institutional Shares (Inception Date
7/15/1997)
34.746734	22.779	33.588237	0	12/31/2019
26.029918	23.19	25.200366	0	12/31/2018
27.127693	23.622	26.303399	0	12/31/2017
21.5354	24.147	20.912718	0	12/31/2016
21.754476	24.767	21.157629	0	12/31/2015
20.965141	25.369	20.421014	0	12/31/2014
18.836692	26.052	18.375747	0	12/31/2013
14.672307	26.875	14.335062	0	12/31/2012
12.561895	27.848	12.291941	0	12/31/2011
13.466769	274.637	13.197399	0	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
20.822802	2.064	20.128659	0	12/31/2019
19.065415	5.23	18.457931	0	12/31/2018
19.484268	8.35	18.892338	0	12/31/2017
18.617898	243.942	18.079707	0	12/31/2016
17.812913	738.161	17.324341	0	12/31/2015
18.202644	715.105	17.730345	0	12/31/2014
17.13395	770.045	16.714795	0	12/31/2013
17.450128	736.64	17.04916	0	12/31/2012
16.188954	2,785.56	15.841175	0	12/31/2011
15.556347	2,908.91	15.245263	0	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio (formerly Mid Cap Growth Portfolio) - Class I (Inception Date 5/1/2007)
27.210825	0	26.690592	0	12/31/2019
19.716807	0	19.369292	0	12/31/2018
18.09205	0	17.800412	0	12/31/2017
13.23602	0	13.042422	0	12/31/2016
14.731164	0	14.537818	0	12/31/2015
15.892799	0	15.708113	0	12/31/2014
15.823494	0	15.663447	0	12/31/2013
				59

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional
	Benefit (issue age 65 and		Death Benefit (issue
(issue age 65 and younger)		(issue age over 65/under
	younger)		age over 65/under 79)	Year
Accumulation		79) Accumulation Unit
	Accumulation		Accumulation
Unit Value		Value
	Units Outstanding		Units Outstanding

11.684259	747.28	11.583678	0	12/31/2012
10.914608	747.28	10.837226	0	12/31/2011
11.930056	0	11.863483	0	12/31/2010
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
51.487296	0	49.770718	0	12/31/2019
43.948322	0	42.547798	0	12/31/2018
48.352129	0	46.883024	0	12/31/2017
47.606228	0	46.229876	0	12/31/2016
45.247963	0	44.006652	0	12/31/2015
44.96123	0	43.794382	0	12/31/2014
35.187181	39.466	34.326149	0	12/31/2013
35.00423	39.877	34.199705	0	12/31/2012
30.681207	40.338	30.021922	0	12/31/2011
29.406587	40.736	28.818425	0	12/31/2010
PIMCO Variable Insurance Trust - PIMCO Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.017919	0	13.699597	0	12/31/2019
13.123034	0	12.844569	0	12/31/2018
13.625119	0	13.356435	0	12/31/2017
13.343762	0	13.100494	0	12/31/2016
12.87739	0	12.661878	0	12/31/2015
13.437072	0	13.232328	0	12/31/2014
13.231481	0	13.049715	0	12/31/2013
14.796992	0	14.615949	0	12/31/2012
13.813229	0	13.665114	0	12/31/2011
12.556436	651.035	12.44067	0	12/31/2010
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
16.260592	0	15.891277	0	12/31/2019
15.233116	0	14.909817	0	12/31/2018
15.549853	0	15.243141	0	12/31/2017
15.045913	0	14.771547	0	12/31/2016
14.87613	0	14.6271	0	12/31/2015
15.032354	985.7	14.803241	0	12/31/2014
14.634555	991.34	14.433465	0	12/31/2013
15.154758	849.921	14.969278	0	12/31/2012
14.03866	834.803	13.888071	0	12/31/2011
13.755099	1,467.69	13.628218	0	12/31/2010
Wilshire Variable Insurance Trust - Wilshire Global Allocation Fund (Inception Date 12/7/2018)
11.031949	0	11.013885	0	12/31/2019
9.457786	0	9.456681	0	12/31/2018

The above table gives year-end Accumulation Unit information for each Subaccount for each of the last 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2019. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the BNY Mellon Variable Investment Fund Government Money Market Portfolio (formerly Dreyfus VIF Government Money Market Portfolio) Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in Appendix D: Closed Subaccounts.

APPENDIX D: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the "Closed Subaccount" and collectively, the "Closed Subaccounts") investing in the Portfolios listed below ("Closed Portfolios"). Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE	ADVISOR	INVESTMENT	CUTOFF DATE
	CLASS		CATEGORY

Calamos Advisors Trust	N/A	Calamos Advisors LLC	Aggressive Allocation:	April 30, 2012
Calamos Growth and Income Portfolio			Large Blend
Davis Variable Account Fund	N/A	Davis Selected Advisers, L.P.	US Equity Large Cap	April 30, 2015
Davis Value Portfolio		Sub-Advisor: Davis Selected Advisers-	Blend: Large Blend
NY, Inc. (an affiliate of Davis Selected
Advisors, L.P.)
Janus Aspen Series	Institutional	Janus Capital Management LLC	Global Equity Large	November 30, 2004
Janus Henderson VIT Global Research			Cap: Large Growth
Portfolio
The Timothy Plan	N/A	Timothy Partners, Ltd.	Cautious Allocation:	November 30, 2004
The Timothy Plan Conservative			Mid Blend
Growth Variable Series
The Timothy Plan	N/A	Timothy Partners, Ltd.	Moderate Allocation:	November 30, 2004
The Timothy Plan Strategic Growth			Mid Blend
Variable Series

Expenses and Examples with Closed Portfolios

The information in this section supplements the Expense Tables section in the Prospectus, which does not reflect the operating expenses of the Closed Portfolios.

Table C: Total Annual Portfolio Operating Expenses. When the Closed Portfolios are included in Table C, the maximum total operating expenses increase as shown below and the maximum expenses are the expenses of The Timothy Plan Strategic Growth Variable Series.

	Minimum	Maximum
Without Closed Portfolios	0.27%	1.53%
With Closed Portfolios	0.27%	1.82%

Example. Below is an example that reflects this increase in the maximum Portfolio expenses.

Example D-1: Contract with Maximum Fund Operating Expenses (The Timothy Plan Strategic Growth Variable Series)

Assumptions

∙You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.82%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of	$1,060	$1,649	$2,339	$4,777
the period. We also assume that the applicable contingent
deferred sales charge is incurred. In this case, your costs
would be:

We assume that you keep your Contract and leave your	$360	$1,149	$2,039	$4,777
money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent
deferred sales charge does not apply in these situations. In this case, your costs would be:

Example D-1A: Contract with Maximum Fund Operating Expenses and Highest Possible Separate Account Charges (The Timothy Plan Strategic Growth Variable Series)

Assumptions

∙You purchase an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

∙The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.65%), and the maximum Portfolio expenses (1.82%) are incurred.

				1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of				$1,085	$1,726	$2,471	$5,062
the period. We also assume that the applicable contingent
deferred sales charge is incurred. In this case, your costs
would be:

We assume that you keep your Contract and leave your				$385	$1,226	$2,171	$5,062
money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent
deferred sales charge does not apply in these situations. In this case, your costs would be:

Condensed Financial Information for Closed Subaccounts

			Number of	Enhanced Group		Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group				with
			Group	Administration
Accumulation	Accumulation	Accumulation				Administration	Year
			Accumulation	Charges Waived
Unit Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding					Accumulation
			Outstanding	Unit Value
					Units Outstanding

Calamos Advisors Trust - Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
18.417377	46,798.038	19.141267	125.201	19.512364		10,712.694	12/31/19
14.876206	64,351.322	15.413992	235.309	15.689056		10705.151	12/31/18
15.780897	75,472.291	16.301453	228.865	16.567095		15,317.441	12/31/17
13.855053	81,230.809	14.268778	218.028	14.479432		14,588.787	12/31/16
13.216429	98,350.711	13.569775	205.802	13.749265		13,373.594	12/31/15
13.255393	111,095.556	13.568448	186.752	13.727121		12,983.143	12/31/14
12.582472	122,133.087	12.840541	848.809	12.971041		12,312.111	12/31/13
10.963522	156,626.753	11.154431	845.823	11.250751		16,591.726	12/31/12
10.255741	193,925.031	10.402478	817.267	10.476349		7,856.256	12/31/11
10.599686	139,497.772	10.718782	914.186	10.778592		1,804.667	12/31/10
Davis Variable Account Fund, Inc. - Davis Value Portfolio (Inception Date 5/1/2007)
17.932096	40,447.651	18.637058	1,248.985	18.998529		1,870.375	12/31/19
13.865176	50,449.834	14.366535	2,320.392	14.623023		2,451.823	12/31/18
16.277566	59,373.581	16.814629	3,322.791	17.088752		2,751.661	12/31/17
13.461923	63,499.725	13.864017	3,407.552	14.068786		4,268.484	12/31/16
12.203048	72,255.540	12.529386	3,226.479	12.695208		4,303.620	12/31/15
12.181922	82,991.715	12.469726	3,152.521	12.615615		5,278.946	12/31/14
11.649064	95,678.915	11.888069	2,935.808	12.008955		5,197.583	12/31/13
8.854556	98,427.146	9.008815	2,927.853	9.086665		4,912.307	12/31/12
7.942116	121,657.376	8.055826	3,665.277	8.113069		3,832.806	12/31/11
8.405610	189,109.456	8.500108	3,635.663	8.547573		2,973.728	12/31/10
Janus Aspen Series - Janus Henderson VIT		Global Research Portfolio (formerly Janus Aspen Global Research Portfolio)-Institutional Shares (Inception
Date 7/15/1997)
25.794824	352,438.568	27.605175	2,109.597	28.554919		390.659	12/31/19
20.273096	392,347.291	21.630072	2,109.596	22.340396		441.688	12/31/18
22.078771	431,396.406	23.484648	2,183.778	24.218921		429.009	12/31/17
17.627050	454,073.848	18.692742	2,207.166	19.248122		414.903	12/31/16
17.515441	496,729.402	18.517988	2,289.133	19.039311		398.191	12/31/15
18.179808	545,775.439	19.162019	2,445.450	19.671632		382.675	12/31/14
17.160519	592,217.870	18.032743	2,468.687	18.484291		366.309	12/31/13
13.551778	664,771.959	14.197374	6,775.661	14.530865		279.731	12/31/12
11.446628	732,998.451	11.955353	6,529.621	12.217572		317.551	12/31/11
13.458370	829,951.849	14.013887	6,397.044	14.299594		294.411	12/31/10

			Number of	Enhanced Group	Number of
	Number of				Enhanced Group
			Enhanced	with
Standard	Standard	Enhanced Group			with
			Group	Administration
Accumulation	Accumulation	Accumulation			Administration	Year
			Accumulation	Charges Waived
Unit Value	Units	Unit Value			Charges Waived
			Units	Accumulation
	Outstanding				Accumulation
			Outstanding	Unit Value
					Units Outstanding

The Timothy Plan - Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
15.878974	41,394.324	16.753340	0.000	17.207039	0.000	12/31/19
13.921897	42,323.851	14.643909	0.000	15.017721	0.000	12/31/18
15.477896	50,477.858	16.230883	0.000	16.619854	0.000	12/31/17
14.358193	161,904.612	15.011147	0.000	15.347696	0.000	12/31/16
13.757062	166,684.973	14.339025	0.000	14.638316	0.000	12/31/15
14.368777	171,593.195	14.931133	0.000	15.219704	0.000	12/31/14
14.204086	199,342.049	14.715168	0.000	14.976862	0.000	12/31/13
13.083891	190,575.158	13.513526	0.000	13.733046	0.000	12/31/12
12.311332	208,075.572	12.676785	0.000	12.863112	0.000	12/31/11
12.253392	249,890.123	12.578925	0.000	12.744543	0.000	12/31/10
The Timothy Plan - Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
15.600958	45,718.365	16.459418	0.000	16.904879	0.000	12/31/19
13.209699	50,178.348	13.894285	0.000	14.248719	0.000	12/31/18
15.208588	56,554.029	15.947899	0.000	16.329806	0.000	12/31/17
13.756446	182,433.405	14.381517	0.000	14.703695	0.000	12/31/16
13.227041	210,335.013	13.786082	0.000	14.073587	0.000	12/31/15
13.934005	222,875.130	14.478810	0.000	14.758387	0.000	12/31/14
13.910727	249,517.020	14.410726	0.000	14.666741	0.000	12/31/13
11.940945	232,823.335	12.332598	0.000	12.532717	0.000	12/31/12
10.870014	257,828.180	11.192284	0.000	11.356596	0.000	12/31/11
11.448022	283,338.056	11.751714	0.000	11.906237	0.000	12/31/10

The above table gives year-end Accumulation Unit information for each Closed Subaccount for each of the last 10 fiscal years through December 31, 2019. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

∙See Appendix C for more information about the Cancelled Death Benefit Rider.

Optional Death Benefit	Number of Optional Death	Optional Death Benefit	Number of Optional Death
			Benefit (issue age over
(issue age 65 and	Benefit (issue age 65 and	(issue age over 65/under
			65/under 79)	Year
younger) Accumulation	younger) Accumulation	79) Accumulation Unit
			Accumulation Units
Unit Value	Units Outstanding	Value
			Outstanding

Calamos Advisors Trust - Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
18.181889	0.000	17.834378	0.000	12/31/19
14.700908	0.000	14.441887	0.000	12/31/18
15.610865	0.000	15.359310	0.000	12/31/17
13.719647	0.000	13.519049	0.000	12/31/16
13.100558	0.000	12.928668	0.000	12/31/15
13.152503	418.279	12.999715	0.000	12/31/14
12.497481	437.513	12.371117	0.000	12/31/13
10.900516	1,270.754	10.806732	0.000	12/31/12
10.207208	1,258.202	10.134885	0.000	12/31/11
10.560214	420.014	10.501326	0.000	12/31/10
Davis Variable Account Fund, Inc. - Davis Value Portfolio (Inception Date 5/1/2007)
17.702825	0.000	17.364446	0.000	12/31/19
13.701792	0.000	13.460351	0.000	12/31/18
16.102189	0.000	15.842690	0.000	12/31/17
13.330350	0.000	13.135427	0.000	12/31/16
12.096048	0.000	11.937328	0.000	12/31/15
12.087375	0.000	11.946943	0.000	12/31/14
11.570392	0.000	11.453397	0.000	12/31/13
8.803671	533.904	8.727915	0.000	12/31/12
7.904526	533.904	7.848506	0.000	12/31/11
8.374294	0.000	8.327588	0.000	12/31/10
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio (formerly Janus Aspen Global Research Portfolio)-Institutional
Shares (Inception Date 7/15/1997)
25.217393	0.000	24.376430	0.000	12/31/19
19.839395	0.000	19.206981	0.000	12/31/18
21.628509	0.000	20.971161	0.000	12/31/17
17.285041	0.000	16.785137	0.000	12/31/16
17.193039	75.989	16.721243	0.000	12/31/15
17.863305	76.388	17.399595	0.000	12/31/14
16.878876	76.792	16.465770	0.000	12/31/13
13.342878	77.269	13.036141	0.000	12/31/12
11.281669	1,123.593	11.039187	0.000	12/31/11
13.277895	1,124.204	13.012271	0.000	12/31/10
The Timothy Plan - Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
15.597572	44.387	15.184693	0.000	12/31/19
13.689058	45.338	13.347001	0.000	12/31/18
15.234580	46.402	14.876671	0.000	12/31/17
14.146782	47.375	13.835403	0.000	12/31/16
13.568262	48.420	13.289823	0.000	12/31/15
14.185980	245.597	13.916032	0.000	12/31/14
14.037624	216.944	13.791484	0.000	12/31/13
12.943681	186.410	12.736101	0.000	12/31/12
12.191822	206.643	12.014667	0.000	12/31/11
12.146740	3,047.096	11.988431	0.000	12/31/10
The Timothy Plan - Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
15.324599	47.247	14.919234	0.000	12/31/19
12.988867	48.260	12.664550	0.000	12/31/18
14.969620	49.392	14.618229	0.000	12/31/17
13.554009	50.429	13.255943	0.000	12/31/16
13.045617	51.541	12.778165	0.000	12/31/15
13.756845	262.511	13.495353	0.000	12/31/14
13.747812	233.163	13.507042	0.000	12/31/13
11.813071	200.896	11.623867	0.000	12/31/12
10.764584	221.400	10.608383	0.000	12/31/11
11.348485	185.018	11.200818	0.000	12/31/10

The above table gives year-end Accumulation Unit information for each Closed Subaccount for each of the last 10 fiscal years (or the effective date of the Subaccount, if later) to December 31, 2019. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED APRIL 30, 2020 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Commodore Spirit® Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a "Rider" and together, the "Riders"). The Riders are available with the Commodore Spirit® Contracts issued before June 1, 2009 (each, a "Contract" and together, the "Contracts").

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

∙If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

∙If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

∙Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated April 30, 2020, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information ("SAI") dated April 30, 2020, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectus and this supplemental prospectus. The table of contents for the SAI is located on the last page of the Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contract at the SEC's website: http:\\www.sec.gov. The SEC file number the Commodore Spirit® Contract is 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

∙Neither the Contract nor a Participant's interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

∙Neither the Contract nor a Participant's interest in the Contract is FDIC or NCUSIF insured.

∙Both the Contract and a Participant's interest in the Contract involve investment risk and may lose value.

Our form numbers for the Riders are R1813307NW, R2010707NW, R2010807NW, R1813507NW, R2010907NW, and R2011007NW. These form numbers may vary by state.

1

SUPPLEMENT TO EXPENSE TABLES .......................................................................................................................................................	3
SUPPLEMENT TO EXAMPLES ...................................................................................................................................................................	3
OVERVIEW...................................................................................................................................................................................................	4
GUARANTEED LIFETIME WITHDRAWAL BENEFIT ..................................................................................................................................	4
Introduction ...............................................................................................................................................................................................	4
Activation of the Rider...............................................................................................................................................................................	5
Some Factors to Consider Before You Activate the Rider........................................................................................................................	5
Rider Charge ............................................................................................................................................................................................	6
Designated Subaccounts ..........................................................................................................................................................................	6
Impact of the Rider on the Contract ..........................................................................................................................................................	6
Benefit Base Amount before the Benefit Start Date .................................................................................................................................	6
Rollup Base Amount .................................................................................................................................................................................	6
Rollup Formulas........................................................................................................................................................................................	7
Reset Base Amount..................................................................................................................................................................................	7
Examples of Benefit Base Amount Calculation ........................................................................................................................................	7
Lifetime Withdrawals.................................................................................................................................................................................	8
Example of Impact of Excess Withdrawal on Benefits..............................................................................................................................	9
Impact of Rider Benefit Payments and Charges.....................................................................................................................................	10
Reset Opportunities ................................................................................................................................................................................	10
Spousal Benefit.......................................................................................................................................................................................	10
Impact on Outstanding Loans.................................................................................................................................................................	11
Termination of the Rider .........................................................................................................................................................................	11
Declining the Rider .................................................................................................................................................................................	11
Additional Information about Written Requests ......................................................................................................................................	11
GUARANTEED MINIMUM WITHDRAWAL BENEFIT ................................................................................................................................	13
Introduction .............................................................................................................................................................................................	13
Activation of the Rider.............................................................................................................................................................................	13
Some Factors to Consider Before You Activate the Rider......................................................................................................................	13
Rider Charge ..........................................................................................................................................................................................	14
Designated Subaccounts ........................................................................................................................................................................	14
Impact of the Rider on the Contract ........................................................................................................................................................	14
Benefit Base Amount ..............................................................................................................................................................................	15
Minimum Withdrawals.............................................................................................................................................................................	15
Duration of Benefits ................................................................................................................................................................................	15
Example of Impact of Excess Withdrawal on Benefits............................................................................................................................	16
Impact of Rider Benefit Payments and Charges.....................................................................................................................................	17
Reset Opportunities ................................................................................................................................................................................	17
Impact on Outstanding Loans.................................................................................................................................................................	17
Termination of the Rider .........................................................................................................................................................................	17
Declining the Rider .................................................................................................................................................................................	18
Additional Information about Written Requests ......................................................................................................................................	18

2

SUPPLEMENT TO EXPENSE TABLES

The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%

The current charges set out in the table are the Rider charges as of April 30, 2020. We may change the charge for your Rider at any time or times that:

∙you activate the Rider if you activate it on a date other than the Rider Issue Date;

∙you elect to reset the Benefit Base Amount; or

∙you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

∙If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

∙If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

After a Rider is activated, "excess withdrawals" from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. "Excess withdrawals" can adversely affect the benefit provided by these Riders.

In the Examples below, the maximum operating expenses are the expenses of the Morningstar Conservative ETF Asset Allocation Portfolio.

SUPPLEMENT TO EXAMPLES

The following information supplements the Examples section in the Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

∙You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

∙The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

∙The maximum Portfolio expenses (0.89%) are incurred.

Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the
indicated period and the applicable contingent deferred sales charge is	$1,086	$1,744	$2,525	$5,297
incurred. If you surrender your Contract at the end of the period, your costs would be:
This example assumes that you annuitize your Contract at the end of the
indicated period or you keep your Contract and leave your money in your	$386	$1,244	$2,225	$5,297
Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs
				3

would be:

Example for Contract with Optional Benefit Rider, Highest Possible Separate Account Charges, and Maximum Fund Operating Expenses

Assumptions

∙You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

∙You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

∙The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

∙The maximum Portfolio expenses (0.89%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the
indicated period and the applicable contingent deferred sales charge is	$1,112	$1,823	$2,660	$5,591
incurred. If you surrender your Contract at the end of the period, your costs would be:
This example assumes that you annuitize your Contract at the end of the
indicated period or you keep your Contract and leave your money in your	$412	$1,323	$2,360	$5,591
Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:

OVERVIEW

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit	Guaranteed Minimum Withdrawal Benefit
	Lifetime GRIP	PayPlan
What benefit does this	This Rider provides a lifetime withdrawal Benefit, up	This Rider provides a minimum withdrawal Benefit,
Rider provide?	to a certain amount each Benefit Year, even after the	up to a certain amount each Benefit Year, even
	Contract value is zero.	after the Contract value is zero.
When do Benefit	We will make Benefit payments upon your Written	We will make Benefit payments upon your Written
Payments begin?	Request. The Insured must be at least 55 years old	Request.
on the Benefit Start Date to receive a Benefit under
the Rider.
How much are the	The annual Benefit amount is a percentage of the	The annual Benefit amount is 5% of the Benefit
Benefit Payments?	Benefit Base Amount on the payment date. The	Base Amount on the payment date.
percentage is based on the Insured's age on Benefit
Start Date as follows:
∙ 4% if the Insured is under age 60
∙ 5% if the Insured is age 60 or older
When do Benefit	Generally, all rights to take Benefit payments end	Your right to take Benefit payments will continue
Payments end?	when the Insured dies.	until the total Benefit payments equal the Benefit
Base Amount. This is not a fixed period.
How much does the	The current charge for the Lifetime GRIP Rider for	The current charge for the PayPlan Rider for each
Rider cost?	each contract year is 0.65% of the Benefit Base	contract year is 0.40% of the Benefit Base Amount.
Amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the "Rider"). If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.
Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.
Benefit Start Date	The first day that a Benefit under the Rider is to be paid.
Benefit Year	A 12-month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.
Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a

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withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the
Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.
Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.
Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the
Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.
Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.
Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.
Rider Year	Each 12-month period that begins on the Rider Effective Date or a Rider Anniversary.
Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

∙if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

∙if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

∙if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

∙an event has occurred that would terminate the Rider; or

∙if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims- paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long- term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

∙you plan on taking Excess Withdrawals from your Contract;

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∙you do not plan to take Benefit payments under the Rider for a significant period of time; or

∙you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in "Reset Opportunities" below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation
Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount. Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess

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Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount = Account Value on Rider Effective Date +

Purchase Payments received since the Rider Effective Date + Interest –

Proportional reductions for Excess Withdrawals

Rollup Interest Credit = (Account Value on Rider Effective Date +

Purchase Payments received since the Rider Effective Date –

Fixed Account value, if any at the end of the Rider Year) x 0.05

Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under "Reset Opportunities" below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

∙you make the Purchase Payments shown,

∙gains, losses, and charges cause your Account Value to vary as shown,

∙you take no withdrawals except as shown, and

∙you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

An outstanding loan balance affects the amount of certain Rider benefits.

Example 1

	Assume:		Then:
	Purchase				Rollup
Rider	Payment or		Reset	Rollup Interest	Base	Benefit
Anniversary	Withdrawal	Account Value	Base Amount	Credits	Amount	Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $150,000 = $7,500

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Example 2

	Assume:		Then:
	Purchase		Reset			Benefit
Rider	Payment or		Base	Rollup Interest	Rollup	Base
Anniversary	Withdrawal	Account Value	Amount	Credits	Base Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 - $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Any time after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that

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can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 ½, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code "required minimum distribution" for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

∙Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

∙Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.
Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250
Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250
Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit	x 12.6437%	Percentage	= $15,805
	Amount		Reduction

= 12.6437%	Percentage
Reduction

Proportional
Reduction
Step Four: Calculate the reduced Base Benefit Amount.
Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805
Base Benefit Amount reduced for Excess Withdrawals	$109,195

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Step Five: Determine the new lifetime withdrawal Benefit.
Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%
New lifetime withdrawal Benefit amount	$5,460

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

∙the amount need not meet the minimum amount for a withdrawal that is otherwise required;

∙the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

∙we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

∙the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the "reset date" itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions
Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.
Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

∙you added the Spousal Benefit at the time that you activated the Rider;

∙the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

∙no Death Benefit becomes payable under the Contract; and

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∙the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse's right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.
From time to time after	We may require you to transfer the portion of your Fixed Account value that is no longer needed as
activation and before the	collateral for a Contract loan.
Benefit Start Date	You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.
On or before the Benefit Start	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no
Date	longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

∙upon your Written Request to decline or terminate the Rider;

∙at any time that the Insured transfers or assigns an ownership interest in the Contract;

∙if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

∙upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

∙upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

∙upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

∙upon the surrender or annuitization of the Contract;

∙upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

∙upon the death of the Insured before the Benefit Start Date; or

∙upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

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We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the "Rider"). If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.
Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.
Benefit Start Date	The first day that a Benefit under the Rider is to be paid.
Benefit Year	A 12-month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.
Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.
Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.
Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.
Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.
Rider Year	Each 12-month period that begins on the Rider Effective Date or a Rider Anniversary.
Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract. You cannot activate the Rider

∙if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

∙if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

∙if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect;

∙an event has occurred that would terminate the Rider; or

∙if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims- paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long- term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

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If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

∙you plan on taking Excess Withdrawals from your Contract;

∙you do not plan to take Benefit payments under the Rider for a significant period of time; or

∙you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in "Reset Opportunities" below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation
Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

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Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under "Reset Opportunities" below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Withdrawals

Any time after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 ½, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code "required minimum distribution" for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

∙Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

∙Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.
Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250
Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250
Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit	x 12.6437%	Percentage	= $15,805
	Amount		Reduction

= 12.6437%	Percentage
Reduction

Proportional
Reduction
Step Four: Calculate the reduced Base Benefit Amount.
Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805
Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%
New lifetime withdrawal Benefit amount	$5,460
Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750
Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider. Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

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Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

∙the amount need not meet the minimum amount for a withdrawal that is otherwise required;

∙the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

∙we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

∙the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the "reset date" itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.
From time to time after	We may require you to transfer the portion of your Fixed Account value that is no longer needed as
activation and before the	collateral for a Contract loan.
Benefit Start Date	You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.
On or before the Benefit Start	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no
Date	longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

∙upon your Written Request to decline or terminate the Rider;

∙upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

∙upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

∙upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

∙upon the surrender or annuitization of the Contract;

∙upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

∙upon the death of the Insured before the Benefit Start Date; or

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∙upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Spirit®

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2020

This Statement of Additional Information supplements the current prospectus for The Commodore Spirit variable annuity contract (the "Contract") offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B ("Separate Account"). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the Contract. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information and have the same meaning as in the prospectus.

A copy of a Contract prospectus dated April 30, 2020, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771 or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a Registration Statement with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933 relating to the Contract. This Statement of Additional Information was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contract. The Registration Statement and the exhibits thereto may be accessed at the SEC's web site www.sec.gov. The SEC file number for the Contract is File Number 333-19725.

Statements in this Statement of Additional Information discussing the content of the Contract and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contract or any other legal document, refer to the appropriate exhibit to the Registration Statement.

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY...............................................................................................................................	3
General Information and History...............................................................................................................................................................	3
State Regulations .....................................................................................................................................................................................	3
PORTFOLIOS ...............................................................................................................................................................................................	3
General Information..................................................................................................................................................................................	3
SERVICES ....................................................................................................................................................................................................	3
Safekeeping of Separate Account Assets ................................................................................................................................................	3
Records and Reports................................................................................................................................................................................	3
Experts .....................................................................................................................................................................................................	3
DISTRIBUTION OF THE CONTRACT..........................................................................................................................................................	4
Underwriting Commissions Paid to GAA ..................................................................................................................................................	4
GAA Expenses Paid by the Company......................................................................................................................................................	4
Arrangements with Selected Selling Firms...............................................................................................................................................	4
Payments from the Portfolios and/or Their Service Providers..................................................................................................................	4
BENEFIT UNIT TRANSFER FORMULAS ....................................................................................................................................................	5
GLOSSARY OF FINANCIAL TERMS ...........................................................................................................................................................	5
FEDERAL TAX MATTERS ...........................................................................................................................................................................	6
Taxation of Separate Account Income / Investor Control .........................................................................................................................	6
Tax Deferral on Non-Tax-Qualified Contracts / Diversification.................................................................................................................	7
FINANCIAL STATEMENTS ..........................................................................................................................................................................	7

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the "Company," "we," "us," or "our") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. ("GAFRI") which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contract will be modified accordingly.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contract. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner's last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2019 and for the periods indicated in the financial statements, and of the Company at December 31, 2019 and 2018, and for each of the three years in the period ended December 31, 2019, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

3

DISTRIBUTION OF THE CONTRACT

The offering of the Contract to new purchasers has been suspended. Existing Contract owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contract, we reserve the right to resume offering the Contract.

Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. ("GAA") is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the "AILIC VA Products").

Aggregate dollar amounts of underwriting commissions paid to GAA totaled $3.0 million in 2019, $3.15 million in 2018, and $3.52 million in 2017, which GAA subsequently paid to selling firms in its distribution network. GAA did not retain any underwriting commissions in the last three fiscal years.

GAA Expenses Paid by the Company

GAFRI, an affiliate of the Company, pays for some of GAA's operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contract.

Arrangements with Selected Selling Firms

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the AILIC VA Products (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the AILIC VA Products) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the AILIC VA Products over other financial products available in the marketplace.

In 2019, payments of less than $25,000 were made to the following selling firm in connection with conference sponsorships: Lincoln Investment Planning, Inc.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or Great American Advisors®, Inc. ("GAA") for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. Payments made under a Portfolio's Rule 12b-1 plan are generally deducted from the Portfolio's assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees ("Support Fees"). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or GAA may be significant.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in

4

whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or GAA may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	= The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	= The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)

Where:

∙BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

∙BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

o BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

o BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

∙UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

∙UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contract is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of

5

the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

∙NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

∙NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectus for the Contract. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contract. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income / Investor Control

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contract.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company's] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

6

The ownership rights under the Contract are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-Tax-Qualified Contracts / Diversification

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2019 and for the periods indicated in the financial statements, and the Company's financial statements at December 31, 2019 and 2018, and for each of the three years in the period ended December 31, 2019, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year ended December 31, 2019 with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B
FINANCIAL STATEMENTS
Year Ended December 31, 2019
Contents
Report of Independent Registered Public Accounting Firm.....................................................	1
Audited Financial Statements
Statement of Assets and Liabilities – as of December 31, 2019 .............................................	3
Statement of Operations – For the Year Ended December 31, 2019......................................	7
Statement of Changes in Net Assets – For the Year Ended December 31, 2019 ..................	8
Statement of Changes in Net Assets – For the Year Ended December 31, 2018 ..................	9
Notes to Financial Statements ...............................................................................................	10

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and

Contract Holders of Annuity Investors Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account), as of December 31, 2019, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company's auditor since 1997

Cincinnati, OH

April 24, 2020

1

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Calamos® Advisors Trust
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	Calamos® Growthand Income Portfolio
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	Davis VariableAccountFund, Inc.
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	Davis Value Portfolio
Invesco V.I. American Value Fund-Series I Shares	Deutsche DWS Investments VIT Funds
Invesco V.I. Comstock Fund-Series I Shares	DWS Small Cap Index VIP-Class A
Invesco V.I. Core Equity Fund-Series I Shares	Franklin Templeton Variable Insurance Products Trust
InvescoV.I. DiversifiedDividendFund-Series I Shares	Templeton Foreign VIP Fund-Class 2
Invesco V.I. Health Care Fund-Series I Shares	Janus Aspen Series
Invesco V.I. HighYieldFund-Series IShares	Janus Henderson VIT Balanced Portfolio-Institutional Shares
InvescoV.I. MidCapGrowthFund-Series IShares	Janus Henderson VIT Enterprise Portfolio-Institutional Shares
Invesco V.I. Small Cap Equity Fund-Series I Shares	Janus Henderson VIT Forty Portfolio-Institutional Shares
ALPS Variable Investment Trust	Janus Henderson VIT Global Research Portfolio-Institutional Shares
Morningstar Balanced ETF Asset AllocationPortfolio-Class II	Janus Henderson VIT Overseas Portfolio-Institutional Shares
Janus Henderson VIT Research Portfolio-Institutional Shares
Morningstar Conservative ETF Asset AllocationPortfolio-Class II
Morgan Stanley Variable Insurance Fund, Inc.
Morningstar GrowthETF Asset Allocation Portfolio-Class II
Core Plus Fixed Income Portfolio-Class I
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Discovery Portfolio-Class I
American Century Variable Portfolios, Inc.
U.S. Real Estate Portfolio-Class I
VP Capital AppreciationFund-Class I
PIMCO Variable Insurance Trust
VP LargeCompany ValueFund-Class I
PIMCO Real Return Portfolio-Administrative Class
VP MidCap Value Fund-Class I
PIMCO Total Return Portfolio-Administrative Class
VP Ultra®Fund-Class I
The Timothy Plan
BNY Mellon InvestmentPortfolios

MidCap Stock Portfolio-Service Shares	Timothy Plan Conservative Growth Portfolio Variable Series
Timothy Plan Strategic Growth Portfolio Variable Series
Technology Growth Portfolio-InitialShares
Wilshire Variable Insurance Trust
BNY Mellon Stock Index Fund, Inc. - Initial Shares
Wilshire Global Allocation Fund
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares

BNY Mellon Variable Investment Fund
Appreciation Portfolio-Initial Shares
Government Money Market Portfolio
Growth and Income Portfolio-Initial Shares
Opportunistic Small Cap Portfolio-Initial Shares

2

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2019

Assets:			Fair
Investments in portfolio shares, at fair value (Note 2):	Shares	Cost	Value
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	29,374.209	$1,577,859	$1,755,696
Invesco Oppenheimer V,I, Conservative Balanced Fund-Series I Shares	57,112.704	796,287	931,508
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	78,401.649	2,257,487	2,308,145
Invesco V.I. American Value Fund-Series I Shares	375,017.058	6,032,980	5,970,272
Invesco V.I. Comstock Fund-Series I Shares	325,533.327	5,451,995	5,586,152
Invesco V.I. Core Equity Fund-Series I Shares	107,070.417	3,466,269	3,742,111
Invesco V.I. Diversified Dividend Fund-Series I Shares	53,467.990	1,361,493	1,455,933
Invesco V.I. Health Care Fund-Series I Shares	108,641.316	3,016,620	3,284,227
Invesco V.I. High Yield Fund-Series I Shares	214,123.343	1,159,043	1,158,407
Invesco V.I. Mid Cap Growth Fund-Series I Shares	1,570,350.668	7,641,106	8,574,115
Invesco V.I. Small Cap Equity Fund-Series I Shares	117,204.339	2,192,513	2,078,033
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	97,778.524	1,077,352	1,039,386
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	33,687.364	373,705	374,940
Morningstar Growth ETF Asset Allocation Portfolio-Class II	200,584.455	2,122,539	2,188,376
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	53,286.853	581,937	558,979
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	399,680.214	5,740,466	6,378,896
VP Large Company Value Fund-Class I	149,426.380	2,061,794	2,434,156
VP Mid Cap Value Fund-Class I	317,542.732	5,781,149	6,566,784
VP Ultra® Fund-Class I	255,555.320	4,185,392	5,348,773
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	49,722.815	936,452	921,364
Technology Growth Portfolio-Initial Shares	581,329.143	9,582,269	14,684,374
BNY Mellon Stock Index Fund, Inc.-Initial Shares	762,302.167	26,673,889	45,700,015
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	170,761.301	5,891,206	6,710,919
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	180,850.445	7,262,248	7,733,165
Government Money Market Portfolio	2,143,494.290	2,143,494	2,143,494
Growth and Income Portfolio-Initial Shares	105,847.666	2,909,223	3,368,073
Opportunistic Small Cap Portfolio-Initial Shares	137,124.558	5,297,612	5,729,064
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	64,119.906	958,861	1,090,680
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	98,705.023	872,507	837,019
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	207,690.749	3,231,237	3,524,512
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	145,167.920	1,986,797	2,022,189
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	860,777.296	25,263,787	33,983,488
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	228,107.585	12,093,407	19,494,074
Janus Henderson VIT Forty Portfolio-Institutional Shares	336,596.400	12,235,756	14,938,148
Janus Henderson VIT Global Research Portfolio-Institutional Shares	161,901.699	5,299,819	9,162,017
Janus Henderson VIT Overseas Portfolio-Institutional Shares	326,905.652	10,461,606	10,882,689
Janus Henderson VIT Research Portfolio-Institutional Shares	325,594.251	9,715,854	13,280,989
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	328,606.842	3,460,937	3,716,543
Discovery Portfolio-Class I	92,204.877	1,234,091	1,203,274
U.S. Real Estate Portfolio-Class I	298,511.703	5,076,720	6,546,362
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	115,951.303	1,426,923	1,465,624
PIMCO Total Return Portfolio-Administrative Class	390,567.478	4,309,799	4,304,054
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	58,488.152	646,404	657,992
Timothy Plan Strategic Growth Portfolio Variable Series	61,762.484	651,516	713,974
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	29,608.964	557,368	607,280

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

AS OF DECEMBER 31, 2019

				Fair
Net assets attributable to variable annuity contract holders (Note 2):		Units	Unit Value	Value
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract		64,229.192	$25.945840	$1,666,480
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract		271.989	26.548691	7,221
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract		1,315.816	27.164202	35,743
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract		1,664.193	27.792358	46,252
Invesco Oppenheimer V.I. Conservative Balanced	Fund-Series I Shares - 1.40% series contract	61,473.946	13.870510	852,675
Invesco Oppenheimer V.I. Conservative Balanced	Fund-Series I Shares - 1.25% series contract	394.900	14.192913	5,605
Invesco Oppenheimer V.I. Conservative Balanced	Fund-Series I Shares - 0.95% series contract	4,928.629	14.857783	73,228
Invesco Oppenheimer V.I. Main Street Fund-Series I Shares® - 1.40% series contract		73,784.212	27.326435	2,016,259
Invesco Oppenheimer V.I. Main Street Fund-Series I Shares® - 1.25% series contract		2,608.868	27.961368	72,948
Invesco Oppenheimer V.I. Main Street Fund-Series I Shares® - 1.10% series contract		4,373.802	28.609474	125,132
Invesco Oppenheimer V.I. Main Street Fund-Series I Shares® - 0.95% series contract		3,204.704	29.271142	93,806
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract		0.684	44.648071	31
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract		126,156.308	45.668770	5,761,403
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract		1,616.573	38.556766	62,330
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract		526.464	48.873730	25,730
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract		2,388.958	50.556589	120,778
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract		275.239	19.987709	5,501
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract		262,694.749	20.164599	5,297,134
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract		1,450.736	20.432764	29,643
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract		4,810.577	20.703926	99,598
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract		7,354.164	20.978006	154,276
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract		176,559.941	20.884135	3,687,302
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract		930.690	21.771670	20,263
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract		1,554.216	22.227823	34,546
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract		66,053.852	21.074460	1,392,049
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract		516.106	21.354742	11,021
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract		1,487.324	21.638073	32,183
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract		943.235	21.924534	20,680
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract		104,834.735	29.949460	3,139,744
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract		692.581	30.809575	21,338
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract		136.496	31.692527	4,326
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract		3,644.843	32.599255	118,819
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract		46,976.401	20.889853	981,330
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract		1,275.471	21.394465	27,288
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract		1,895.953	21.909981	41,540
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract		4,824.646	22.436625	108,249
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract		0.833	20.617090	17
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract		399,344.826	20.778456	8,297,769
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract		3,343.700	21.022967	70,294
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract		5,621.821	21.269750	119,575
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract		4,017.855	21.518766	86,460
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract		78,385.692	24.347354	1,908,484
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract		3,384.764	24.913317	84,326
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract		465.572	25.490914	11,868
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract		2,812.645	26.080462	73,355
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract		68,362.242	14.529538	993,272
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract		94.125	15.100613	1,421
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract		2,903.350	15.393457	44,693
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract		26,029.988	12.672433	329,863
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract		3,357.481	13.425896	45,077
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract		115,324.322	14.997429	1,729,568
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract		28,875.473	15.889197	458,808
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract		35,657.926	13.534043	482,596
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract		5,327.045	14.338756	76,383
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract		43.852	16.475386	722
VP Capital Appreciation Fund-Class I - 1.40% series contract		379,715.168	16.570767	6,292,172
VP Capital Appreciation Fund-Class I - 1.25% series contract		1,512.514	16.714925	25,282
VP Capital Appreciation Fund-Class I - 1.10% series contract		2,208.131	16.859974	37,229
VP Capital Appreciation Fund-Class I - 0.95% series contract		1,381.375	17.005924	23,491
VP Large Company Value Fund-Class I - 1.40% series contract		94,416.123	21.585337	2,038,004
VP Large Company Value Fund-Class I - 1.25% series contract		7,985.225	22.086973	176,369
VP Large Company Value Fund-Class I - 1.10% series contract		2,547.849	22.598986	57,579
VP Large Company Value Fund-Class I - 0.95% series contract		7,015.212	23.121709	162,204
VP Mid Cap Value Fund-Class I - 1.40% series contract		175,274.411	33.835591	5,930,513
VP Mid Cap Value Fund-Class I - 1.25% series contract		8,695.936	34.621843	301,069
VP Mid Cap Value Fund-Class I - 1.10% series contract		2,131.968	35.424470	75,524
VP Mid Cap Value Fund-Class I - 0.95% series contract		7,164.805	36.243486	259,678
VP Ultra® Fund-Class I - 1.50% series contract		28.600	31.245701	894
VP Ultra® Fund-Class I - 1.40% series contract		162,238.895	31.727836	5,147,489
VP Ultra® Fund-Class I - 1.10% series contract		3,778.376	33.217637	125,509
VP Ultra® Fund-Class I - 0.95% series contract		2,203.330	33.985680	74,881

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

AS OF DECEMBER 31, 2019

			Fair
Net assets attributable to variable annuity contract holders (Note 2) (continued):	Units	Unit Value	Value
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	39,617.735	$18.873899	$747,741
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	19.241769	53,901
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,969.313	19.615855	38,630
MidCap Stock Portfolio-Service Shares - 0.95% series contract	4,055.330	19.996294	81,092
Technology Growth Portfolio-Initial Shares - 1.50% series contract	16.134	36.178300	584
Technology Growth Portfolio-Initial Shares - 1.40% series contract	396,613.668	36.736656	14,570,260
Technology Growth Portfolio-Initial Shares - 1.25% series contract	891.524	37.590328	33,513
Technology Growth Portfolio-Initial Shares - 1.10% series contract	208.174	38.461751	8,007
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,829.966	39.351142	72,010
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	4.741	35.952796	170
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	1,219,412.285	36.775508	44,844,506
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	3,263.972	30.261478	98,773
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	8,210.722	39.355845	323,140
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	10,646.533	40.710506	433,426
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.40% series contract	236,290.374	27.957786	6,606,156
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 1.10% series contract	2,061.589	29.919779	61,682
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares- 0.95% series contract	1,391.983	30.949362	43,081
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	203,586.165	35.693379	7,266,678
Appreciation Portfolio-Initial Shares - 1.25% series contract	10,495.537	29.666241	311,363
Appreciation Portfolio-Initial Shares - 1.10% series contract	467.094	38.197749	17,842
Appreciation Portfolio-Initial Shares - 0.95% series contract	3,474.434	39.511978	137,282
Government Money Market Portfolio - 1.50% series contract	14.008	1.087344	15
Government Money Market Portfolio - 1.40% series contract	1,828,750.595	1.105578	2,021,826
Government Money Market Portfolio - 1.10% series contract	37,442.075	1.175421	44,010
Government Money Market Portfolio - 0.95% series contract	64,118.658	1.210919	77,643
Growth and Income Portfolio-Initial Shares - 1.50% series contract	1.318	29.254598	39
Growth and Income Portfolio-Initial Shares - 1.40% series contract	111,277.717	29.924843	3,329,968
Growth and Income Portfolio-Initial Shares - 1.10% series contract	305.155	32.024685	9,772
Growth and Income Portfolio-Initial Shares - 0.95% series contract	854.091	33.126852	28,294
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	165.284	24.758976	4,092
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	224,400.806	25.324994	5,682,949
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	361.165	24.547717	8,866
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	431.467	27.102555	11,694
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	765.555	28.035898	21,463
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	46,798.038	18.417377	861,897
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	18.776230	17,356
Calamos® Growth and Income Portfolio - 1.10% series contract	125.201	19.141267	2,397
Calamos® Growth and Income Portfolio - 0.95% series contract	10,712.694	19.512364	209,030
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	40,447.651	17.932096	725,311
Davis Value Portfolio - 1.25% series contract	2,893.380	18.281620	52,896
Davis Value Portfolio - 1.10% series contract	1,248.985	18.637058	23,277
Davis Value Portfolio - 0.95% series contract	1,870.375	18.998529	35,535
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	97,232.839	35.293731	3,431,710
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	37.569824	11,549
DWS Small Cap Index VIP-Class A - 0.95% series contract	2,096.343	38.759660	81,253
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	171,573.433	10.264855	1,761,176
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	2,322.824	10.464953	24,308
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,725.024	10.668451	71,746
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	15,168.083	10.875397	164,959
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	0.996	49.113515	49
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	658,117.437	50.237201	33,061,978
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	8,574.974	40.559509	347,797
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,022.254	53.761832	162,482
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	7,393.794	55.611749	411,182
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	297,765.524	63.916347	19,032,085
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	51.660301	4,464
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,991.545	68.402357	273,031
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,607.484	70.755833	184,494
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	256.330	38.392346	9,841
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	372,223.241	39.203424	14,592,426
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	5,284.796	40.448816	213,764
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	449.315	41.731416	18,751
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,400.923	43.053127	103,366

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

AS OF DECEMBER 31, 2019

			Fair
Net assets attributable to variable annuity contract holders (Note 2) (continued):	Units	Unit Value	Value
Janus Aspen Series (Continued):
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	352,438.568	$25.794824	$9,091,091
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	20.429009	1,535
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,109.597	27.605175	58,236
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	390.659	28.554919	11,155
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	347,971.018	29.787333	10,365,129
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	5,642.260	24.721725	139,486
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	5,643.485	31.877889	179,902
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	6,009.753	32.975029	198,172
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	22.779	34.746734	792
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	370,651.843	35.541487	13,173,518
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.25% series contract	54.599	29.295806	1,600
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,758.670	38.035639	104,928
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	39.345238	151
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	2.064	20.822802	43
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	153,512.053	21.298913	3,269,640
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	11,525.461	20.489302	236,149
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,456.657	22.793257	101,582
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	4,628.508	23.577844	109,129
Discovery Portfolio-Class I - 1.40% series contract	41,249.693	27.563176	1,136,973
Discovery Portfolio-Class I - 1.10% series contract	176.699	28.646710	5,062
Discovery Portfolio-Class I - 0.95% series contract	2,097.071	29.202282	61,239
U.S. Real Estate Portfolio-Class I - 1.40% series contract	117,009.067	52.664447	6,162,218
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,002.983	51.472732	154,572
U.S. Real Estate Portfolio-Class I - 1.10% series contract	2,214.279	56.359998	124,797
U.S. Real Estate Portfolio-Class I - 0.95% series contract	1,797.173	58.300107	104,775
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	91,714.755	14.234304	1,305,496
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	14.565085	5,499
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,471.610	14.902685	21,931
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	8,703.078	15.247334	132,698
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	206,053.199	16.508614	3,401,653
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	4,365.094	16.892208	73,736
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	15,637.051	17.283755	270,267
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	31,577.475	17.683424	558,398
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	44.387	15.597572	692
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	41,394.324	15.878974	657,300
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	47.247	15.324599	724
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	45,718.365	15.600958	713,250
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	51,685.711	11.044006	570,817
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	11.062123	23,477
Wilshire Global Allocation Fund - 1.10% series contract	1,172.013	11.080229	12,986

The accompanying notes are an integral part of these financial statements.

6

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 3)	Income (Loss)	Porfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$1,058	$24,206	$(23,148)	$15,903	$166,542	$352,388	$534,833	$511,685
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	21,017	12,650	8,367	28,526	14,887	82,781	126,194	134,561
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	24,005	30,674	(6,668)	37,669	361,374	185,148	584,191	577,523
Invesco V.I. American Value Fund-Series I Shares	40,263	83,275	(43,012)	436,886	422,350	434,569	1,293,805	1,250,793
Invesco V.I. Comstock Fund-Series I Shares	103,798	75,394	28,404	325,828	674,507	120,964	1,121,299	1,149,703
Invesco V.I. Core Equity Fund-Series I Shares	41,077	60,579	(19,502)	428,998	499,193	100,920	1,029,111	1,009,609
Invesco V.I. Diversified Dividend Fund-Series I Shares	39,238	18,899	20,339	38,547	72,818	148,073	259,438	279,777
Invesco V.I. Health Care Fund-Series I Shares	1,244	41,708	(40,464)	(147,610)	69,149	922,387	843,926	803,462
Invesco V.I. High Yield Fund-Series I Shares	66,970	16,739	50,231	(13,688)	0	103,156	89,468	139,699
Invesco V.I. Mid Cap Growth Fund-Series I Shares	0	119,064	(119,064)	416,677	1,250,444	770,520	2,437,641	2,318,577
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	28,329	(28,329)	(96,679)	244,917	331,703	479,941	451,612
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	20,157	14,051	6,106	(15,744)	20,158	130,779	135,193	141,299
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	7,244	4,917	2,326	(911)	2,832	23,412	25,333	27,659
Morningstar Growth ETF Asset Allocation Portfolio-Class II	37,616	27,996	9,621	35,947	96,723	210,510	343,180	352,801
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	11,179	7,126	4,053	(2,111)	12,452	42,490	52,831	56,884
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	88,928	(88,928)	62,723	1,067,670	731,160	1,861,553	1,772,625
VP Large Company Value Fund-Class I	49,334	32,194	17,141	136,420	59,762	324,017	520,199	537,340
VP Mid Cap Value Fund-Class I	133,979	89,837	44,142	353,886	699,946	448,604	1,502,436	1,546,578
VP Ultra® Fund-Class I	0	68,425	(68,425)	483,662	514,457	412,196	1,410,315	1,341,890
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	2,891	10,079	(7,189)	(6,401)	52,419	83,379	129,397	122,208
Technology Growth Portfolio-Initial Shares	0	205,382	(205,382)	1,242,676	1,694,206	327,221	3,264,103	3,058,721
BNY Mellon Stock Index Fund, Inc.-Initial Shares	735,969	602,761	133,209	2,508,762	2,194,088	6,107,440	10,810,290	10,943,499
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	93,642	88,530	5,112	153,070	207,220	1,379,314	1,739,604	1,744,716
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	88,365	106,094	(17,729)	148,255	872,343	1,206,214	2,226,812	2,209,083
Government Money Market Portfolio	36,530	31,410	5,120	0	0	0	0	5,120
Growth and Income Portfolio-Initial Shares	37,218	48,383	(11,165)	264,208	397,071	162,956	824,235	813,070
Opportunistic Small Cap Portfolio-Initial Shares	0	79,218	(79,218)	405,971	1,002,748	(304,915)	1,103,804	1,024,586
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	19,127	15,240	3,887	33,472	18,193	192,556	244,221	248,108
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	12,521	11,361	1,160	(107,255)	39,418	278,596	210,759	211,919
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	39,760	50,169	(10,410)	(29,355)	327,326	462,097	760,068	749,658
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	33,616	26,189	7,427	(79,021)	20,065	259,507	200,551	207,978
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	631,126	469,602	161,523	1,443,504	917,391	3,816,243	6,177,138	6,338,661
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	36,299	259,076	(222,776)	1,205,996	1,068,124	3,077,265	5,351,385	5,128,609
Janus Henderson VIT Forty Portfolio-Institutional Shares	21,217	199,566	(178,349)	100,139	1,135,632	3,151,559	4,387,330	4,208,981
Janus Henderson VIT Global Research Portfolio-Institutional Shares	88,016	125,857	(37,840)	576,661	541,053	1,029,507	2,147,221	2,109,381
Janus Henderson VIT Overseas Portfolio-Institutional Shares	197,356	146,091	51,265	(402,683)	0	2,713,913	2,311,230	2,362,495
Janus Henderson VIT Research Portfolio-Institutional Shares	57,192	177,171	(119,978)	621,201	1,312,354	1,751,662	3,685,217	3,565,239
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	152,120	51,115	101,004	41,053	0	187,584	228,637	329,641
Discovery Portfolio-Class I	0	20,746	(20,746)	140,971	204,616	111,689	457,276	436,530
U.S. Real Estate Portfolio-Class I	122,956	90,392	32,564	506,563	244,404	226,139	977,106	1,009,670
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	30,978	25,672	5,306	(37,823)	0	162,951	125,128	130,434
PIMCO Total Return Portfolio-Administrative Class	131,376	57,993	73,383	(40,603)	0	260,179	219,576	292,959
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	7,427	8,962	(1,535)	(3,815)	26,445	61,216	83,846	82,311
Timothy Plan Strategic Growth Portfolio Variable Series	5,264	10,114	(4,850)	6,463	7,103	107,782	121,348	116,498
Wilshire Variable Insurance Trust:
Wilshire Global Allocaiton Fund	9,968	8,526	1,442	5,598	23,843	63,628	93,069	94,511

The accompanying notes are an integral part of these financial statements.

7

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2019

		Changes From Operations					Changes From Principal Transactions

				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$(23,148)	$15,903	$166,542	$352,388	$511,685	$37,311	$197,750	$(173,860)	$(334,299)	$177,386	$1,578,310	$1,755,696
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	8,367	28,526	14,887	82,781	134,561	25,596	106,306	3,457	(77,253)	57,308	874,200	931,508
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	(6,668)	37,669	361,374	185,148	577,523	56,630	343,039	45,312	(241,097)	336,426	1,971,719	2,308,145
Invesco V.I. American Value Fund-Series I Shares	(43,012)	436,886	422,350	434,569	1,250,793	144,674	1,015,750	(92,101)	(963,177)	287,616	5,682,656	5,970,272
Invesco V.I. Comstock Fund-Series I Shares	28,404	325,828	674,507	120,964	1,149,703	104,547	919,139	117,857	(696,734)	452,969	5,133,183	5,586,152
Invesco V.I. Core Equity Fund-Series I Shares	(19,502)	428,998	499,193	100,920	1,009,609	55,592	737,975	(605,738)	(1,288,121)	(278,512)	4,020,623	3,742,111
Invesco V.I. Diversified Dividend Fund-Series I Shares	20,339	38,547	72,818	148,073	279,777	47,243	157,021	43,789	(65,990)	213,787	1,242,146	1,455,933
Invesco V.I. Health Care Fund-Series I Shares	(40,464)	(147,610)	69,149	922,387	803,462	59,248	356,187	(69,767)	(366,705)	436,757	2,847,470	3,284,227
Invesco V.I. High Yield Fund-Series I Shares	50,231	(13,688)	0	103,156	139,699	35,836	245,805	28,481	(181,488)	(41,789)	1,200,196	1,158,407
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(119,064)	416,677	1,250,444	770,520	2,318,577	196,095	1,262,251	(66,563)	(1,132,719)	1,185,858	7,388,257	8,574,115
Invesco V.I. Small Cap Equity Fund-Series I Shares	(28,329)	(96,679)	244,917	331,703	451,612	55,801	289,061	(30,633)	(263,894)	187,718	1,890,315	2,078,033
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	6,106	(15,744)	20,158	130,779	141,299	37,777	128,678	(4,247)	(95,148)	46,151	993,235	1,039,386
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,326	(911)	2,832	23,412	27,659	26,236	25,270	9,412	10,377	38,036	336,904	374,940
Morningstar Growth ETF Asset Allocation Portfolio-Class II	9,621	35,947	96,723	210,510	352,801	89,209	254,898	49,082	(116,606)	236,195	1,952,181	2,188,376
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	4,053	(2,111)	12,452	42,490	56,884	23,267	26,223	70	(2,886)	53,998	504,981	558,979
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(88,928)	62,723	1,067,670	731,160	1,772,625	124,767	842,429	(75,209)	(792,871)	979,754	5,399,142	6,378,896
VP Large Company Value Fund-Class I	17,141	136,420	59,762	324,017	537,340	64,812	268,445	(80,919)	(284,552)	252,788	2,181,368	2,434,156
VP Mid Cap Value Fund-Class I	44,142	353,886	699,946	448,604	1,546,578	122,236	972,098	(153,647)	(1,003,509)	543,069	6,023,715	6,566,784
VP Ultra® Fund-Class I	(68,425)	483,662	514,457	412,196	1,341,890	95,691	644,457	291,335	(257,430)	1,084,460	4,264,313	5,348,773
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(7,189)	(6,401)	52,419	83,379	122,208	29,233	51,263	165,832	143,802	266,010	655,354	921,364
Technology Growth Portfolio-Initial Shares	(205,382)	1,242,676	1,694,206	327,221	3,058,721	185,931	1,597,836	(168,197)	(1,580,102)	1,478,619	13,205,755	14,684,374
BNY Mellon Stock Index Fund, Inc.-Initial Shares	133,209	2,508,762	2,194,088	6,107,440	10,943,499	702,801	4,770,146	(152,980)	(4,220,325)	6,723,174	38,976,841	45,700,015
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	5,112	153,070	207,220	1,379,314	1,744,716	83,500	611,141	(59,271)	(586,913)	1,157,803	5,553,116	6,710,919
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(17,729)	148,255	872,343	1,206,214	2,209,083	127,111	1,320,588	(225,704)	(1,419,181)	789,902	6,943,263	7,733,165
Government Money Market Portfolio	5,120	0	0	0	5,120	53,621	273,692	(98,315)	(318,386)	(313,266)	2,456,760	2,143,494
Growth and Income Portfolio-Initial Shares	(11,165)	264,208	397,071	162,956	813,070	34,578	627,623	(20,974)	(614,019)	199,051	3,169,022	3,368,073
Opportunistic Small Cap Portfolio-Initial Shares	(79,218)	405,971	1,002,748	(304,915)	1,024,586	109,913	706,542	79,755	(516,874)	507,712	5,221,352	5,729,064
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	3,887	33,472	18,193	192,556	248,108	45,298	276,776	(82,231)	(313,709)	(65,601)	1,156,281	1,090,680
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	1,160	(107,255)	39,418	278,596	211,919	35,106	114,476	(64,819)	(144,190)	67,729	769,290	837,019
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(10,410)	(29,355)	327,326	462,097	749,658	107,027	598,310	(130,250)	(621,532)	128,126	3,396,386	3,524,512
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	7,427	(79,021)	20,065	259,507	207,978	77,849	237,288	100,307	(59,131)	148,847	1,873,342	2,022,189
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	161,523	1,443,504	917,391	3,816,243	6,338,661	529,487	4,830,362	(227,841)	(4,528,716)	1,809,945	32,173,543	33,983,488
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(222,776)	1,205,996	1,068,124	3,077,265	5,128,609	227,408	1,879,740	368,091	(1,284,240)	3,844,369	15,649,705	19,494,074
Janus Henderson VIT Forty Portfolio-Institutional Shares	(178,349)	100,139	1,135,632	3,151,559	4,208,981	198,989	1,826,596	(174,713)	(1,802,320)	2,406,661	12,531,487	14,938,148
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(37,840)	576,661	541,053	1,029,507	2,109,381	154,910	759,795	(353,276)	(958,161)	1,151,220	8,010,797	9,162,017
Janus Henderson VIT Overseas Portfolio-Institutional Shares	51,265	(402,683)	0	2,713,913	2,362,495	347,163	1,561,285	(349,609)	(1,563,731)	798,764	10,083,925	10,882,689
Janus Henderson VIT Research Portfolio-Institutional Shares	(119,978)	621,201	1,312,354	1,751,662	3,565,239	170,164	1,411,057	(67,035)	(1,307,929)	2,257,310	11,023,679	13,280,989
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	101,004	41,053	0	187,584	329,641	88,184	324,893	59,215	(177,496)	152,145	3,564,398	3,716,543
Discovery Portfolio-Class I	(20,746)	140,971	204,616	111,689	436,530	34,818	264,851	(199,736)	(429,768)	6,762	1,196,512	1,203,274
U.S. Real Estate Portfolio-Class I	32,564	506,563	244,404	226,139	1,009,670	149,392	704,695	97,792	(457,511)	552,159	5,994,203	6,546,362
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	5,306	(37,823)	0	162,951	130,434	58,173	430,579	(253,735)	(626,141)	(495,707)	1,961,331	1,465,624
PIMCO Total Return Portfolio-Administrative Class	73,383	(40,603)	0	260,179	292,959	186,908	538,464	76,882	(274,673)	18,286	4,285,768	4,304,054
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(1,535)	(3,815)	26,445	61,216	82,311	9,150	24,640	1,323	(14,168)	68,143	589,849	657,992
Timothy Plan Strategic Growth Portfolio Variable Series	(4,850)	6,463	7,103	107,782	116,498	14,079	79,974	(97)	(65,992)	50,506	663,468	713,974
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	1,442	5,598	23,843	63,628	94,511	15,998	72,776	(44,960)	(101,738)	(7,227)	614,507	607,280

The accompanying notes are an integral part of these financial statements.

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2018

		Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Value Fund-Series I Shares	$(65,392)	$390,017	$964,150	$(2,177,106)	$(888,331)	$135,587	$651,856	$(68,039)	$(584,308)	$(1,472,639)	$7,155,295	$5,682,656
Invesco V.I. Comstock Fund-Series I Shares	19,470	475,804	626,778	(1,917,999)	(795,947)	138,879	712,476	(465,506)	(1,039,103)	(1,835,050)	6,968,233	5,133,183
Invesco V.I. Core Equity Fund-Series I Shares	(23,552)	162,643	288,300	(903,674)	(476,283)	56,042	320,553	151,212	(113,300)	(589,583)	4,610,206	4,020,623
Invesco V.I. Diversified Dividend Fund-Series I Shares	12,481	100,253	47,104	(287,882)	(128,044)	55,290	176,302	(129,937)	(250,949)	(378,993)	1,621,139	1,242,146
Invesco V.I. Health Care Fund-Series I Shares	(42,991)	(50,866)	391,588	(301,280)	(3,549)	125,125	318,635	(31,021)	(224,531)	(228,080)	3,075,550	2,847,470
Invesco V.I. High Yield Fund-Series I Shares	44,869	(17,365)	0	(93,825)	(66,321)	46,826	267,938	(339,850)	(560,962)	(627,283)	1,827,479	1,200,196
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(124,407)	442,265	921,569	(1,714,050)	(474,623)	213,628	1,082,414	(188,490)	(1,057,276)	(1,531,899)	8,920,156	7,388,257
Invesco V.I. Small Cap Equity Fund-Series I Shares	(33,698)	102,510	156,571	(577,340)	(351,957)	62,712	278,919	(92,183)	(308,390)	(660,347)	2,550,662	1,890,315
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	3,922	(1,687)	90,111	(174,723)	(82,377)	35,924	206,563	(32,650)	(203,289)	(285,666)	1,278,901	993,235
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,761	(4,021)	5,245	(18,270)	(14,285)	20,138	56,286	(40,460)	(76,608)	(90,893)	427,797	336,904
Morningstar Growth ETF Asset Allocation Portfolio-Class II	4,893	97,683	198,282	(503,075)	(202,217)	95,376	314,916	(29,506)	(249,045)	(451,262)	2,403,443	1,952,181
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	3,687	(886)	20,008	(52,692)	(29,883)	27,140	56,714	(2,421)	(31,995)	(61,878)	566,859	504,981
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(89,079)	73,748	34,746	(369,291)	(349,876)	147,666	624,497	(88,110)	(564,941)	(914,817)	6,313,959	5,399,142
VP Large Company Value Fund-Class I	10,048	238,895	145,692	(604,552)	(209,917)	61,478	247,938	24,508	(161,953)	(371,870)	2,553,238	2,181,368
VP Mid Cap Value Fund-Class I	1,177	301,918	436,227	(1,723,999)	(984,677)	132,029	535,133	125,993	(277,111)	(1,261,788)	7,285,503	6,023,715
VP Ultra® Fund-Class I	(56,253)	619,458	515,816	(1,050,812)	28,209	95,581	661,365	20,880	(544,905)	(516,696)	4,781,009	4,264,313
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	(1,702)	39,417	51,377	(148,184)	(59,092)	50,535	299,898	(12,799)	(262,162)	(321,254)	1,477,535	1,156,281
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(5,985)	(66,351)	156,005	(214,060)	(130,391)	42,266	196,206	(16,440)	(170,380)	(300,771)	1,070,061	769,290
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(17,796)	127,967	270,183	(827,563)	(447,209)	106,048	529,113	169,458	(253,607)	(700,816)	4,097,202	3,396,386
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(7,788)	9,292	93,344	(225,947)	(131,099)	27,205	75,907	(43,511)	(92,214)	(223,313)	878,667	655,354
Technology Growth Portfolio-Initial Shares	(221,712)	1,371,150	804,801	(2,136,669)	(182,430)	227,504	1,584,423	(155,081)	(1,512,000)	(1,694,430)	14,900,185	13,205,755
Dreyfus Stock Index Fund, Inc.-Initial Shares	103,610	1,683,885	1,023,406	(5,150,752)	(2,339,851)	785,674	4,413,642	(912,463)	(4,540,431)	(6,880,282)	45,857,123	38,976,841
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	23,986	135,192	1,201,258	(1,678,204)	(317,768)	95,826	614,996	(52,294)	(571,464)	(889,232)	6,442,348	5,553,116
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(12,655)	444,647	1,031,615	(2,060,722)	(597,115)	170,449	909,229	(194,567)	(933,346)	(1,530,461)	8,473,724	6,943,263
Government Money Market Portfolio	(2,586)	0	0	0	(2,586)	47,569	275,579	397,517	169,507	166,921	2,289,839	2,456,760
Growth and Income Portfolio-Initial Shares	(22,530)	218,716	332,398	(721,070)	(192,486)	44,809	229,005	(121,952)	(306,149)	(498,635)	3,667,657	3,169,022
Opportunistic Small Cap Portfolio-Initial Shares	(98,150)	457,055	1,180,293	(2,853,626)	(1,314,428)	103,656	893,449	48,775	(741,018)	(2,055,446)	7,276,798	5,221,352
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	26,499	(115,395)	0	(295,177)	(384,073)	84,370	362,542	244,225	(33,947)	(418,020)	2,291,362	1,873,342
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	257,023	1,493,011	964,138	(2,868,212)	(154,040)	562,037	3,765,906	(522,958)	(3,726,826)	(3,880,866)	36,054,409	32,173,543
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(204,275)	1,324,880	817,028	(2,105,167)	(167,534)	242,651	1,866,508	(103,526)	(1,727,383)	(1,894,917)	17,544,622	15,649,705
Janus Henderson VIT Forty Portfolio-Institutional Shares	(35,113)	342,315	1,778,801	(1,904,441)	181,562	192,288	1,438,936	81,812	(1,164,836)	(983,274)	13,514,761	12,531,487
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(27,218)	598,339	0	(1,260,298)	(689,177)	170,371	973,184	(84,901)	(887,714)	(1,576,891)	9,587,688	8,010,797
Janus Henderson VIT Overseas Portfolio-Institutional Shares	42,996	(844,330)	0	(1,133,064)	(1,934,398)	398,754	1,402,218	13,754	(989,711)	(2,924,109)	13,008,034	10,083,925
Janus Henderson VIT Research Portfolio-Institutional Shares	(110,255)	667,343	612,215	(1,533,173)	(363,870)	207,000	1,305,770	(40,289)	(1,139,059)	(1,502,929)	12,526,608	11,023,679
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	42,037	39,964	0	(155,430)	(73,429)	88,707	507,562	388,892	(29,965)	(103,394)	3,667,792	3,564,398
Mid-Cap Growth Portfolio-Class I	(17,526)	(59,445)	261,300	(176,723)	7,606	39,325	81,973	342,334	299,686	307,292	889,220	1,196,512
U.S. Real Estate Portfolio-Class I	87,051	582,439	0	(1,284,439)	(614,949)	176,460	689,074	(138,513)	(651,127)	(1,266,076)	7,260,279	5,994,203
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	(19,986)	57,588	142,498	(285,583)	(105,483)	46,323	219,807	(25,823)	(199,307)	(304,790)	1,883,100	1,578,310
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	5,679	28,313	22,308	(118,669)	(62,369)	27,790	106,096	5,085	(73,221)	(135,590)	1,009,790	874,200
Oppenheimer Main Street Fund®/VA-Non-Service Shares	(4,194)	110,814	207,787	(508,568)	(194,161)	66,683	174,618	(182,440)	(290,375)	(484,536)	2,456,255	1,971,719
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	22,652	(65,297)	0	(32,705)	(75,350)	62,300	154,672	(19,037)	(111,409)	(186,759)	2,148,090	1,961,331
PIMCO Total Return Portfolio-Administrative Class	56,511	(80,946)	52,230	(125,759)	(97,964)	219,638	739,802	(100,122)	(620,285)	(718,249)	5,004,017	4,285,768
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(3,650)	(7,437)	0	(57,231)	(68,318)	10,256	114,314	(19,774)	(123,831)	(192,149)	781,998	589,849
Timothy Plan Strategic Growth Portfolio Variable Series	(3,729)	11,081	0	(110,465)	(103,113)	7,418	86,282	(15,401)	(94,265)	(197,378)	860,846	663,468
Wilshire Variable Insurance Trust:
2015 Fund	3,199	(48,517)	16,453	15,694	(13,171)	3,368	17,870	(259,594)	(274,096)	(287,267)	287,267	0
2025 Fund	1,640	(23,906)	15,085	(5,082)	(12,263)	12,433	109,644	(209,930)	(307,141)	(319,404)	319,404	0
2035 Fund	792	(8,542)	12,878	(16,554)	(11,426)	797	27,815	(169,662)	(196,680)	(208,106)	208,106	0
Wilshire Global Allocation Fund	(582)	(233)	0	(13,716)	(14,531)	577	31,802	660,263	629,038	614,507	0	614,507

The accompanying notes are an integral part of these financial statements.

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

(1)ORGANIZATION

Annuity Investors Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2019 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

∙Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

∙Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares

∙Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

∙Invesco V.I. American Value Fund-Series I Shares

∙Invesco V.I. Comstock Fund-Series I Shares

∙Invesco V.I. Core Equity Fund-Series I Shares

∙Invesco V.I. Diversified Dividend Fund-Series I Shares

∙Invesco V.I. Health Care Fund-Series I Shares

∙Invesco V.I. High Yield Fund-Series I Shares

∙Invesco V.I. Mid Cap Growth Fund-Series I Shares

∙Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

∙Morningstar Balanced ETF Asset Allocation Portfolio-Class II

∙Morningstar Conservative ETF Asset Allocation Portfolio-Class II

∙Morningstar Growth ETF Asset Allocation Portfolio-Class II

∙Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

∙VP Capital Appreciation Fund-Class I

∙VP Large Company Value Fund-Class I

∙VP Mid Cap Value Fund-Class I

∙VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios:

∙MidCap Stock Portfolio-Service Shares

∙Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares BNY Mellon Variable Investment Fund:

∙Appreciation Portfolio-Initial Shares

∙Government Money Market Portfolio

∙Growth and Income Portfolio-Initial Shares

∙Opportunistic Small Cap Portfolio-Initial Shares

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)ORGANIZATION – Continued

Calamos® Advisors Trust:

∙Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

∙Davis Value Portfolio

Deutsche DWS Investments VIT Funds:

∙DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust:

∙Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

∙Janus Henderson VIT Balanced Portfolio-Institutional Shares

∙Janus Henderson VIT Enterprise Portfolio-Institutional Shares

∙Janus Henderson VIT Forty Portfolio-Institutional Shares

∙Janus Henderson VIT Global Research Portfolio-Institutional Shares

∙Janus Henderson VIT Overseas Portfolio-Institutional Shares

∙Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.:

∙Core Plus Fixed Income Portfolio-Class I

∙Discovery Portfolio-Class I

∙U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

∙PIMCO Real Return Portfolio-Administrative Class Shares

∙PIMCO Total Return Portfolio-Administrative Class Shares

The Timothy Plan:

∙Timothy Plan Conservative Growth Portfolio Variable Series

∙Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust:

∙Wilshire Global Allocation Fund

Dreyfus Investment Portfolios: Effective on or about June 3, 2019, Dreyfus Investment Portfolios was renamed BNY Mellon Investment Portfolios. There was no change in the names of the following funds: MidCap Stock Portfolio and Technology Growth Portfolio.

Dreyfus Stock Index Fund, Inc.: Effective on or about June 3, 2019, Dreyfus Stock Index Fund, Inc. was renamed BNY Mellon Stock Index Fund, Inc.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. was renamed BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: Effective on or about June 3, 2019, Dreyfus Variable Investment Fund was renamed BNY Mellon Variable Investment Fund. There was no change in the names of the following funds: Appreciation Portfolio, Government Money Market Portfolio, Growth and Income Portfolio, and Opportunistic Small Cap Portfolio.

Oppenheimer Variable Account Funds: On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Non-Service shares were re-designated as Series I Shares and Service shares were re-designated as Series II shares.

∙Oppenheimer Capital Appreciation Fund/VA merged into Invesco Oppenheimer V.I. Capital Appreciation Fund.

∙Oppenheimer Conservative Balanced Fund/VA merged into Invesco Oppenheimer V.I. Conservative Balanced Fund.

∙Oppenheimer Main Street Fund® /VA merged into Invesco Oppenheimer V.I. Main Street Fund®.

Morgan Stanley Variable Insurance Fund, Inc.: Effective April 30, 2019, Mid Cap Growth Portfolio was renamed Discovery Portfolio.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)ORGANIZATION - Continued

Wilshire Variable Insurance Trust: On or about December 7, 2018, Wilshire 2015 Fund, Wilshire 2025 Fund and Wilshire 2035 Fund were merged into Wilshire Global Allocation Fund.

Deutsche DWS Investments VIT Funds: On or about July 2, 2018, Deutsche Investments VIT Funds was renamed Deutsche DWS Investments VIT Funds and Deutsche Small Cap Index VIP was renamed DWS Small Cap Index VIP.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective April 30, 2018, Invesco V.I. Global Health Care Fund was renamed Invesco V.I. Health Care Fund.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management's own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account's investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – Continued Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2019:

1.50% Series Contracts	$346
1.40% Series Contracts	3,658,360
1.25% Series Contracts	33,364
1.10% Series Contracts	28,373
0.95% Series Contracts	50,246
$3,770,689

13

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)DEDUCTIONS AND EXPENSES – Continued

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $134,282 for the year ended December 31, 2019.

(4)OTHER

Other Transactions with Affiliates

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

Subsequent Events

Management of the Account has evaluated all other events occurring after December 31, 2019 through April 24, 2020, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. Subsequent to December 31, 2019, the spread of the COVID-19 virus has affected the international and national economy and credit markets and has interrupted normal business activities due to quarantines and other travel or health-related restrictions. As of the date of issuance of these financial statements, the full impact to the Account is unknown, but management expects continued interruptions to day-to-day business activities and decreases in the in the fair value of certain investments. As of the date of issuance, the outbreak is still evolving and thus there is significant uncertainty as to its ultimate impacts on the Account. No other material subsequent events were noted other than those already disclosed. It was determined there were no events that require recognition or disclosure in the financial statements through the report date.

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2019 Statements of Changes in Net Assets for applicable periods) December 31, 2019, are as follows:

	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$254,198	$445,103
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	61,244	115,243
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	536,927	423,318
Invesco V.I. American Value Fund-Series I Shares	531,068	1,114,907
Invesco V.I. Comstock Fund-Series I Shares	1,117,268	1,111,091
Invesco V.I. Core Equity Fund-Series I Shares	552,991	1,361,421
Invesco V.I. Diversified Dividend Fund-Series I Shares	249,234	222,067
Invesco V.I. Health Care Fund-Series I Shares	231,583	569,603
Invesco V.I. High Yield Fund-Series I Shares	158,212	289,469
Invesco V.I. Mid Cap Growth Fund-Series I Shares	1,431,893	1,433,232
Invesco V.I. Small Cap Equity Fund-Series I Shares	331,386	378,692
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	75,559	144,443
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	51,370	35,835
Morningstar Growth ETF Asset Allocation Portfolio-Class II	328,018	338,280
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41,996	28,377
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	1,132,162	946,291
VP Large Company Value Fund-Class I	180,559	388,208
VP Mid Cap Value Fund-Class I	1,030,943	1,290,364
VP Ultra® Fund-Class I	1,114,943	926,341
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	299,983	110,951
Technology Growth Portfolio-Initial Shares	1,973,715	2,064,993
BNY Mellon Stock Index Fund, Inc.-Initial Shares	3,386,621	5,279,649
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	318,814	693,395
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	1,009,454	1,574,021
Government Money Market Portfolio	2,564,099	2,877,365
Growth and Income Portfolio-Initial Shares	440,004	668,117
Opportunistic Small Cap Portfolio-Initial Shares	1,306,849	900,193
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	79,603	371,232
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	126,624	230,236
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	545,241	849,857
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	518,369	550,008
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	1,791,135	5,240,937
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	1,591,841	2,030,733
Janus Henderson VIT Forty Portfolio-Institutional Shares	1,319,123	2,164,160
Janus Henderson VIT Global Research Portfolio-Institutional Shares	668,875	1,123,823
Janus Henderson VIT Overseas Portfolio-Institutional Shares	388,563	1,901,029
Janus Henderson VIT Research Portfolio-Institutional Shares	1,560,305	1,675,858
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	334,842	411,334
Discovery Portfolio-Class I	937,925	1,183,823
U.S. Real Estate Portfolio-Class I	631,621	812,164
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	87,219	708,054
PIMCO Total Return Portfolio-Administrative Class	387,548	588,838
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	40,773	30,031
Timothy Plan Strategic Growth Portfolio Variable Series	24,045	87,784
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	46,388	122,841

15

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING
	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2019	Purchased	Redeemed	12/31/2019
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	77,838.010	4,368.196	17,977.014	64,229.192
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	0.000	271.989
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,332.212	66.054	82.450	1,315.816
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	2,047.419	84.072	467.298	1,664.193
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	67,471.829	2,095.348	8,093.231	61,473.946
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	0.000	394.900
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.10% series contract	130.368	0.000	130.368	0.000
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	4,704.437	327.033	102.841	4,928.629
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.40% series contract	84,031.013	3,899.514	14,146.315	73,784.212
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.25% series contract	861.797	2,565.989	818.918	2,608.868
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.10% series contract	4,351.727	169.354	147.279	4,373.802
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 0.95% series contract	4,233.360	106.944	1,135.600	3,204.704
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	1.733	0.000	1.049	0.684
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	148,156.709	2,358.380	24,358.781	126,156.308
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	2,099.778	27.486	510.691	1,616.573
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	526.662	2.876	3.074	526.464
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,635.443	135.660	382.145	2,388.958
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	285.079	0.000	9.840	275.239
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	299,798.764	19,092.383	56,196.398	262,694.749
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	0.000	0.000	1,450.736
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,755.294	204.828	149.545	4,810.577
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	7,812.706	375.066	833.608	7,354.164
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	242,238.561	1,822.452	67,501.072	176,559.941
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	919.825	11.114	0.249	930.690
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,521.335	76.949	44.068	1,554.216
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	69,751.191	7,486.667	11,184.006	66,053.852
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	0.000	0.000	516.106
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	1,440.084	91.636	44.396	1,487.324
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	917.411	25.824	0.000	943.235
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	119,418.840	6,824.769	21,408.874	104,834.735
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	749.898	0.000	57.317	692.581
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	137.355	0.000	0.859	136.496
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	3,583.113	61.730	-0.000	3,644.843
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	56,038.374	3,685.117	12,747.090	46,976.401
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,766.408	0.000	490.937	1,275.471
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	820.507	1,155.934	80.488	1,895.953
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	5,236.837	237.499	649.690	4,824.646
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	2.111	0.000	1.278	0.833
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	458,596.209	10,074.000	69,325.383	399,344.826
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	1,643.436	1,700.264	0.000	3,343.700
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	5,562.191	247.399	187.769	5,621.821
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,903.674	141.583	1,027.402	4,017.855
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	90,665.056	3,208.862	15,488.226	78,385.692
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	2,486.711	1,036.832	138.779	3,384.764
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	628.637	30.854	193.919	465.572
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	2,862.216	189.734	239.305	2,812.645
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	68,988.605	3,140.394	3,766.757	68,362.242
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	96.246	0.000	2.121	94.125
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	8,793.638	124.665	6,014.953	2,903.350
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	25,864.569	2,833.714	2,668.295	26,029.988
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,698.805	658.676	0.000	3,357.481
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	119,297.221	13,840.551	17,813.450	115,324.322
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	32,633.800	1,336.751	5,095.078	28,875.473
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,781.369	1,663.207	1,786.650	35,657.926
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,456.543	66.175	195.673	5,327.045
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	46.192	0.000	2.340	43.852
VP Capital Appreciation Fund-Class I - 1.40% series contract	429,716.872	6,838.083	56,839.787	379,715.168
VP Capital Appreciation Fund-Class I - 1.25% series contract	2,079.391	0.001	566.878	1,512.514
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,177.398	32.493	1.760	2,208.131
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,422.805	20.034	61.464	1,381.375
VP Large Company Value Fund-Class I - 1.40% series contract	102,962.422	2,956.358	11,502.657	94,416.123
VP Large Company Value Fund-Class I - 1.25% series contract	13,674.938	0.000	5,689.713	7,985.225
VP Large Company Value Fund-Class I - 1.10% series contract	1,357.825	1,360.053	170.029	2,547.849
VP Large Company Value Fund-Class I - 0.95% series contract	8,131.505	437.005	1,553.298	7,015.212
VP Mid Cap Value Fund-Class I - 1.40% series contract	208,380.631	6,011.243	39,117.463	175,274.411
VP Mid Cap Value Fund-Class I - 1.25% series contract	9,488.323	0.000	792.387	8,695.936
VP Mid Cap Value Fund-Class I - 1.10% series contract	1,076.627	1,216.267	160.926	2,131.968
VP Mid Cap Value Fund-Class I - 0.95% series contract	7,040.088	480.290	355.573	7,164.805
VP Ultra® Fund-Class I - 1.50% series contract	29.117	0.000	0.517	28.600
VP Ultra® Fund-Class I - 1.40% series contract	172,604.631	20,761.341	31,127.077	162,238.895
VP Ultra® Fund-Class I - 1.10% series contract	2,909.171	1,020.391	151.186	3,778.376
VP Ultra® Fund-Class I - 0.95% series contract	2,512.377	125.534	434.581	2,203.330

16

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING - CONTINUED
	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2019	Purchased	Redeemed	12/31/2019
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	32,628.644	12,114.893	5,125.802	39,617.735
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	0.000	0.000	2,801.262
MidCap Stock Portfolio-Service Shares - 1.10% series contract	559.293	1,410.020	0.000	1,969.313
MidCap Stock Portfolio-Service Shares - 0.95% series contract	4,717.240	216.740	878.650	4,055.330
Technology Growth Portfolio-Initial Shares - 1.50% series contract	16.336	0.000	0.202	16.134
Technology Growth Portfolio-Initial Shares - 1.40% series contract	442,908.762	9,005.519	55,300.613	396,613.668
Technology Growth Portfolio-Initial Shares - 1.25% series contract	317.133	867.075	292.684	891.524
Technology Growth Portfolio-Initial Shares - 1.10% series contract	244.221	0.000	36.047	208.174
Technology Growth Portfolio-Initial Shares - 0.95% series contract	2,283.280	84.869	538.183	1,829.966
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	6.624	0.000	1.883	4.741
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,346,581.094	16,869.771	144,038.580	1,219,412.285
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	3,523.596	374.299	633.923	3,263.972
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	7,857.673	633.276	280.227	8,210.722
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	11,829.339	330.495	1,513.301	10,646.533
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	259,502.512	2,029.833	25,241.971	236,290.374
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,061.589	0.000	0.000	2,061.589
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	1,299.967	92.017	0.001	1,391.983
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	246,921.959	2,626.843	45,962.637	203,586.165
Appreciation Portfolio-Initial Shares - 1.25% series contract	11,660.711	0.000	1,165.174	10,495.537
Appreciation Portfolio-Initial Shares - 1.10% series contract	476.232	3.505	12.643	467.094
Appreciation Portfolio-Initial Shares - 0.95% series contract	3,566.353	107.423	199.342	3,474.434
Government Money Market Portfolio - 1.50% series contract	35.486	0.000	21.478	14.008
Government Money Market Portfolio - 1.40% series contract	2,118,495.077	385,746.362	675,490.844	1,828,750.595
Government Money Market Portfolio - 1.10% series contract	36,671.579	1,232.188	461.692	37,442.075
Government Money Market Portfolio - 0.95% series contract	63,613.467	4,561.991	4,056.800	64,118.658
Growth and Income Portfolio-Initial Shares - 1.50% series contract	3.339	0.000	2.021	1.318
Growth and Income Portfolio-Initial Shares - 1.40% series contract	133,555.021	846.031	23,123.335	111,277.717
Growth and Income Portfolio-Initial Shares - 1.10% series contract	305.155	0.000	0.000	305.155
Growth and Income Portfolio-Initial Shares - 0.95% series contract	853.785	12.699	12.393	854.091
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	173.155	0.000	7.871	165.284
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	243,815.945	14,614.564	34,029.703	224,400.806
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	1,646.040	0.000	1,284.875	361.165
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	409.209	22.258	0.000	431.467
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	1,402.589	16.789	653.823	765.555
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	64,351.322	2,296.296	19,849.580	46,798.038
Calamos® Growth and Income Portfolio - 1.25% series contract	1,809.214	0.000	884.855	924.359
Calamos® Growth and Income Portfolio - 1.10% series contract	235.309	0.000	110.108	125.201
Calamos® Growth and Income Portfolio - 0.95% series contract	10,705.151	828.076	820.533	10,712.694
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	50,449.834	1,978.207	11,980.390	40,447.651
Davis Value Portfolio - 1.25% series contract	42.904	2,850.476	0.000	2,893.380
Davis Value Portfolio - 1.10% series contract	2,320.392	59.490	1,130.897	1,248.985
Davis Value Portfolio - 0.95% series contract	2,451.823	54.044	635.492	1,870.375
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	115,349.611	6,391.006	24,507.778	97,232.839
DWS Small Cap Index VIP-Class A - 1.10% series contract	341.741	10.580	44.923	307.398
DWS Small Cap Index VIP-Class A - 0.95% series contract	2,840.225	117.429	861.311	2,096.343
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	178,695.904	44,076.761	51,199.232	171,573.433
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	191.573	2,131.252	0.001	2,322.824
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	4,078.875	3,093.771	447.622	6,725.024
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	18,369.574	1,506.143	4,707.634	15,168.083
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	2.523	0.000	1.527	0.996
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	754,440.922	7,256.003	103,579.488	658,117.437
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	10,418.725	0.000	1,843.751	8,574.974
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,126.029	335.777	439.552	3,022.254
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	7,194.113	467.480	267.799	7,393.794
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	320,396.220	8,793.688	31,424.384	297,765.524
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	0.000	0.000	86.408
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,462.814	635.267	106.536	3,991.545
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,655.353	121.812	169.681	2,607.484
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	266.455	0.000	10.125	256.330
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	422,998.896	4,419.011	55,194.666	372,223.241
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,065.582	1,855.838	636.624	5,284.796
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	1,598.478	1.610	1,150.773	449.315
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,887.909	109.029	596.015	2,400.923
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	392,347.291	3,237.740	43,146.463	352,438.568
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,109.596	0.000	-0.001	2,109.597
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	441.688	12.050	63.079	390.659

17

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING - CONTINUED
	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2019	Purchased	Redeemed	12/31/2019
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	401,820.975	8,445.343	62,295.300	347,971.018
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	9,538.580	1,090.457	4,986.777	5,642.260
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	6,055.917	302.105	714.537	5,643.485
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	7,068.386	428.837	1,487.470	6,009.753
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	23.190	0.000	0.411	22.779
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	409,651.945	7,946.554	46,946.656	370,651.843
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.25% series contract	1,442.433	0.000	1,387.834	54.599
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,758.670	0.000	0.000	2,758.670
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	585.675	0.000	581.784	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	5.230	0.000	3.166	2.064
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	161,756.295	9,693.347	17,937.589	153,512.053
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	11,918.194	0.000	392.733	11,525.461
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,471.199	235.621	250.163	4,456.657
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	4,521.841	547.273	440.606	4,628.508
Discovery Portfolio-Class I - 1.40% series contract	56,659.320	28,712.006	44,121.633	41,249.693
Discovery Portfolio-Class I - 1.10% series contract	188.446	0.000	11.747	176.699
Discovery Portfolio-Class I - 0.95% series contract	2,953.924	115.721	972.574	2,097.071
U.S. Real Estate Portfolio-Class I - 1.40% series contract	125,777.939	5,413.995	14,182.867	117,009.067
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,143.408	18.538	158.963	3,002.983
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,906.152	413.081	104.954	2,214.279
U.S. Real Estate Portfolio-Class I - 0.95% series contract	2,358.959	143.113	704.899	1,797.173
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	134,917.508	4,344.712	47,547.465	91,714.755
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	2,111.742	0.000	1,734.187	377.555
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,521.934	109.691	160.015	1,471.610
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	8,131.836	811.304	240.062	8,703.078
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	218,528.474	13,799.677	26,274.952	206,053.199
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	5,998.680	0.000	1,633.586	4,365.094
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,787.975	2,547.167	698.091	15,637.051
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	35,966.512	2,671.251	7,060.288	31,577.475
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	45.338	0.000	0.951	44.387
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	42,323.851	638.396	1,567.923	41,394.324
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	48.260	0.000	1.013	47.247
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	50,178.348	945.233	5,405.216	45,718.365
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	61,538.457	1,438.576	11,291.322	51,685.711
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	0.000	0.000	2,122.229
Wilshire Global Allocation Fund - 1.10% series contract	1,307.379	0.000	135.366	1,172.013

18

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING
	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2018	Purchased	Redeemed	12/31/2018
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	2.767	0.000	1.034	1.733
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	160,845.279	2,585.920	15,274.490	148,156.709
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	2,099.778	0.000	0.000	2,099.778
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	525.995	2.678	2.011	526.662
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,885.076	142.296	391.929	2,635.443
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	299.325	0.000	14.246	285.079
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	347,044.340	10,945.745	58,191.321	299,798.764
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	0.000	0.000	1,450.736
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	12,024.381	413.612	7,682.699	4,755.294
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	8,391.259	377.777	956.330	7,812.706
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	248,310.384	10,524.719	16,596.542	242,238.561
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	909.013	11.070	0.258	919.825
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,421.039	123.827	23.531	1,521.335
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	82,286.050	6,498.636	19,033.495	69,751.191
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	0.000	0.000	516.106
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	931.520	690.420	181.856	1,440.084
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	2,618.174	91.234	1,791.997	917.411
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	126,749.401	6,718.643	14,049.204	119,418.840
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	893.175	0.000	143.277	749.898
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	137.355	0.000	0.000	137.355
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	5,250.895	270.082	1,937.864	3,583.113
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	85,495.006	3,851.981	33,308.613	56,038.374
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,766.408	0.000	0.000	1,766.408
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	491.373	496.659	167.525	820.507
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	5,152.941	282.565	198.669	5,236.837
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	1,295.499	19.332	1,312.720	2.111
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	506,233.690	11,404.403	59,041.884	458,596.209
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	1,643.436	0.000	0.000	1,643.436
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	14,181.528	472.188	9,091.525	5,562.191
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	5,586.175	191.147	873.648	4,903.674
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	102,187.868	6,210.336	17,733.148	90,665.056
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	2,486.711	0.000	0.000	2,486.711
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	246.686	381.951	0.000	628.637
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	4,241.908	237.909	1,617.601	2,862.216
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	82,233.593	2,591.317	15,836.305	68,988.605
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	208.222	0.000	111.976	96.246
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	10,316.720	185.627	1,708.709	8,793.638
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	29,049.721	1,726.721	4,911.873	25,864.569
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.10% series contract	85.389	0.000	85.389	0.000
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,672.199	289.012	3,262.406	2,698.805
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	141,983.104	6,014.210	28,700.093	119,297.221
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	28,191.448	5,114.141	671.789	32,633.800
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	37,574.125	1,978.457	3,771.213	35,781.369
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	6,135.048	90.544	769.049	5,456.543
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	48.546	0.000	2.354	46.192
VP Capital Appreciation Fund-Class I - 1.40% series contract	470,318.776	7,764.324	48,366.228	429,716.872
VP Capital Appreciation Fund-Class I - 1.25% series contract	2,079.391	0.000	0.000	2,079.391
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,142.146	37.218	1.966	2,177.398
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,398.009	24.796	0.000	1,422.805
VP Large Company Value Fund-Class I - 1.40% series contract	110,653.760	20,973.539	28,664.877	102,962.422
VP Large Company Value Fund-Class I - 1.25% series contract	13,674.938	0.000	0.000	13,674.938
VP Large Company Value Fund-Class I - 1.10% series contract	541.332	827.530	11.037	1,357.825
VP Large Company Value Fund-Class I - 0.95% series contract	9,071.067	334.510	1,274.072	8,131.505
VP Mid Cap Value Fund-Class I - 1.40% series contract	216,518.760	11,576.549	19,714.678	208,380.631
VP Mid Cap Value Fund-Class I - 1.25% series contract	9,718.024	0.000	229.701	9,488.323
VP Mid Cap Value Fund-Class I - 1.10% series contract	585.596	496.959	5.928	1,076.627
VP Mid Cap Value Fund-Class I - 0.95% series contract	8,092.307	631.113	1,683.332	7,040.088
VP Ultra® Fund-Class I - 1.50% series contract	29.661	0.000	0.544	29.117
VP Ultra® Fund-Class I - 1.40% series contract	193,207.100	16,145.731	36,748.200	172,604.631
VP Ultra® Fund-Class I - 1.10% series contract	2,438.275	471.157	0.261	2,909.171
VP Ultra® Fund-Class I - 0.95% series contract	2,699.467	157.810	344.900	2,512.377
Calamos Advisors Trust:
Calamos Growth and Income Portfolio - 1.40% series contract	75,472.291	2,117.614	13,238.583	64,351.322
Calamos Growth and Income Portfolio - 1.25% series contract	1,809.214	0.000	0.000	1,809.214
Calamos Growth and Income Portfolio - 1.10% series contract	228.865	6.736	0.292	235.309
Calamos Growth and Income Portfolio - 0.95% series contract	15,317.441	1,092.115	5,704.405	10,705.151
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	59,373.581	3,378.845	12,302.592	50,449.834
Davis Value Portfolio - 1.25% series contract	42.904	0.000	0.000	42.904
Davis Value Portfolio - 1.10% series contract	3,322.791	102.705	1,105.104	2,320.392
Davis Value Portfolio - 0.95% series contract	2,751.661	78.364	378.202	2,451.823

19

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING - CONTINUED
	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2018	Purchased	Redeemed	12/31/2018
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	121,522.075	10,819.834	16,992.298	115,349.611
DWS Small Cap Index VIP-Class A - 1.10% series contract	320.904	20.837	0.000	341.741
DWS Small Cap Index VIP-Class A - 0.95% series contract	3,294.114	130.308	584.197	2,840.225
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	36,574.620	3,555.937	7,501.913	32,628.644
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	0.000	0.000	2,801.262
MidCap Stock Portfolio-Service Shares - 1.10% series contract	508.071	51.223	0.001	559.293
MidCap Stock Portfolio-Service Shares - 0.95% series contract	5,512.771	220.729	1,016.260	4,717.240
Technology Growth Portfolio-Initial Shares - 1.50% series contract	16.548	0.000	0.212	16.336
Technology Growth Portfolio-Initial Shares - 1.40% series contract	488,479.871	15,069.697	60,640.806	442,908.762
Technology Growth Portfolio-Initial Shares - 1.25% series contract	24.449	292.684	0.000	317.133
Technology Growth Portfolio-Initial Shares - 1.10% series contract	249.916	1.511	7.206	244.221
Technology Growth Portfolio-Initial Shares - 0.95% series contract	2,268.660	554.803	540.183	2,283.280
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	8.495	0.000	1.871	6.624
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,482,733.568	11,385.889	147,538.363	1,346,581.094
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	3,322.122	252.934	51.460	3,523.596
Dreyfus Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	14,890.146	422.924	7,455.397	7,857.673
Dreyfus Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	13,825.884	435.081	2,431.626	11,829.339
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	284,212.591	2,873.867	27,583.946	259,502.512
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,061.589	0.000	0.000	2,061.589
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	1,202.667	97.300	0.000	1,299.967
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	277,114.469	7,940.337	38,132.847	246,921.959
Appreciation Portfolio-Initial Shares - 1.25% series contract	12,031.907	0.000	371.196	11,660.711
Appreciation Portfolio-Initial Shares - 1.10% series contract	587.261	3.772	114.801	476.232
Appreciation Portfolio-Initial Shares - 0.95% series contract	4,429.075	184.088	1,046.810	3,566.353
Government Money Market Portfolio - 1.50% series contract	56.666	0.000	21.180	35.486
Government Money Market Portfolio - 1.40% series contract	1,970,215.931	503,305.275	355,026.129	2,118,495.077
Government Money Market Portfolio - 1.10% series contract	36,308.071	967.131	603.623	36,671.579
Government Money Market Portfolio - 0.95% series contract	58,962.181	5,342.064	690.778	63,613.467
Growth and Income Portfolio-Initial Shares - 1.50% series contract	5.331	0.000	1.992	3.339
Growth and Income Portfolio-Initial Shares - 1.40% series contract	145,317.615	1,781.901	13,544.495	133,555.021
Growth and Income Portfolio-Initial Shares - 1.10% series contract	346.723	0.000	41.568	305.155
Growth and Income Portfolio-Initial Shares - 0.95% series contract	858.764	13.686	18.665	853.785
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	183.623	0.000	10.468	173.155
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	271,873.223	7,934.899	35,992.177	243,815.945
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	1,646.040	0.000	0.000	1,646.040
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	395.896	20.718	7.405	409.209
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	1,092.208	310.382	0.001	1,402.589
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	175,116.159	56,623.626	53,043.881	178,695.904
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	489.843	0.000	298.270	191.573
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	8,402.156	881.805	5,205.086	4,078.875
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	21,132.284	1,531.416	4,294.126	18,369.574
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	4.029	0.000	1.506	2.523
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	839,278.193	5,818.384	90,655.655	754,440.922
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	10,702.284	0.000	283.559	10,418.725
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,478.029	103.037	455.037	3,126.029
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	8,659.007	381.210	1,846.104	7,194.113
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	352,734.865	3,741.150	36,079.795	320,396.220
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	0.000	0.000	86.408
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,209.149	287.806	34.141	3,462.814
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	3,474.383	75.566	894.596	2,655.353
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	280.593	0.000	14.138	266.455
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	459,834.280	11,109.955	47,945.339	422,998.896
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,065.582	0.000	0.000	4,065.582
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	1,949.439	20.101	371.062	1,598.478
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,222.635	665.274	0.000	2,887.909
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	431,396.406	4,787.503	43,836.618	392,347.291
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,183.778	0.000	74.182	2,109.596
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	429.009	12.679	0.000	441.688
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	431,185.191	24,740.994	54,105.210	401,820.975
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	9,698.237	0.000	159.657	9,538.580
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	9,603.774	480.294	4,028.151	6,055.917
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	8,403.480	524.535	1,859.629	7,068.386
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	23.622	0.000	0.432	23.190
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	447,840.398	5,943.499	44,131.952	409,651.945
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.25% series contract	1,728.076	0.000	285.643	1,442.433
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,886.918	0.000	128.248	2,758.670
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	581.784	0.000	585.675

20

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING - CONTINUED
	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2018	Purchased	Redeemed	12/31/2018
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	8.350	0.000	3.120	5.230
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	162,435.185	24,466.761	25,145.651	161,756.295
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	12,286.167	0.000	367.973	11,918.194
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,806.266	247.002	582.069	4,471.199
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	4,623.721	351.248	453.128	4,521.841
Mid-Cap Growth Portfolio-Class I - 1.40% series contract	45,040.414	30,690.370	19,071.464	56,659.320
Mid-Cap Growth Portfolio-Class I - 1.10% series contract	188.699	0.000	0.253	188.446
Mid-Cap Growth Portfolio-Class I - 0.95% series contract	3,224.328	955.615	1,226.019	2,953.924
U.S. Real Estate Portfolio-Class I - 1.40% series contract	136,960.260	2,814.458	13,996.779	125,777.939
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,800.916	0.000	657.508	3,143.408
U.S. Real Estate Portfolio-Class I - 1.10% series contract	2,940.077	140.898	1,174.823	1,906.152
U.S. Real Estate Portfolio-Class I - 0.95% series contract	3,013.910	228.060	883.011	2,358.959
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.40% series contract	85,622.537	3,029.910	10,814.437	77,838.010
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.25% series contract	271.989	0.000	0.000	271.989
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 1.10% series contract	1,798.322	93.895	560.005	1,332.212
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares - 0.95% series contract	2,652.695	104.643	709.919	2,047.419
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.40% series contract	73,576.670	2,216.933	8,321.774	67,471.829
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.25% series contract	394.900	0.000	0.000	394.900
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 1.10% series contract	130.368	0.000	0.000	130.368
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares - 0.95% series contract	4,357.678	346.759	0.000	4,704.437
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.40% series contract	89,163.670	2,733.119	7,865.776	84,031.013
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.25% series contract	861.797	0.000	0.000	861.797
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 1.10% series contract	10,406.444	376.250	6,430.967	4,351.727
Oppenheimer Main Street Fund®/VA-Non-Service Shares - 0.95% series contract	5,123.511	154.292	1,044.443	4,233.360
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	141,881.215	13,335.785	20,299.492	134,917.508
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	2,111.742	0.000	0.000	2,111.742
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	2,413.909	117.900	1,009.875	1,521.934
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	8,506.318	760.998	1,135.480	8,131.836
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	251,448.326	16,379.820	49,299.672	218,528.474
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	6,429.564	0.000	430.884	5,998.680
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	15,337.898	1,042.029	2,591.952	13,787.975
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	41,122.003	3,089.054	8,244.545	35,966.512
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	46.402	0.000	1.064	45.338
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	50,477.858	1,768.970	9,922.977	42,323.851
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	49.392	0.000	1.132	48.260
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	56,554.029	1,589.303	7,964.984	50,178.348
Wilshire Variable Insurance Trust:
2015 Fund - 1.40% series contract	21,068.070	278.924	21,346.994	0.000
2015 Fund - 1.10% series contract	98.846	0.000	98.846	0.000
2025 Fund - 1.40% series contract	19,693.086	3,421.047	23,114.133	0.000
2025 Fund - 1.25% series contract	1,606.622	0.000	1,606.622	0.000
2025 Fund - 1.10% series contract	94.140	0.000	94.140	0.000
2025 Fund - 0.95% series contract	2,467.606	0.000	2,467.606	0.000
2035 Fund - 1.40% series contract	15,113.433	472.301	15,585.734	0.000
2035 Fund - 1.10% series contract	799.939	0.000	799.939	0.000
Wilshire Global Allocation Fund - 1.40% series contract	0.000	65,935.049	4,396.592	61,538.457
Wilshire Global Allocation Fund - 1.25% series contract	0.000	2,122.229	0.000	2,122.229
Wilshire Global Allocation Fund - 1.10% series contract	0.000	1,307.379	0.000	1,307.379

21

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS
		At December 31, 2019				Periods Ended December 31, 2019
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	67	$ 25.945840	$ 27.792358	$1,756	0.06%	0.95%	1.40%	34.29%	34.90%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	13.870510	14.857783	932	2.32%	0.95%	1.40%	15.87%	16.40%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	84	27.326435	29.271142	2,308	1.12%	0.95%	1.40%	30.23%	30.83%
Invesco V.I. American Value Fund-Series I Shares	131	44.648071	50.556589	5,970	0.69%	0.95%	1.50%	23.15%	23.84%
Invesco V.I. Comstock Fund-Series I Shares	277	19.987709	20.978006	5,586	1.94%	0.95%	1.50%	23.42%	24.11%
Invesco V.I. Core Equity Fund-Series I Shares	179	20.884135	22.227823	3,742	1.06%	0.95%	1.40%	27.16%	27.74%
Invesco V.I. Diversified Dividend Fund-Series I Shares	69	21.074460	21.924534	1,456	2.91%	0.95%	1.40%	23.34%	23.90%
Invesco V.I. Health Care Fund-Series I Shares	109	29.949460	32.599255	3,284	0.04%	0.95%	1.40%	30.65%	31.25%
Invesco V.I. High Yield Fund-Series I Shares	55	20.889853	22.436625	1,158	5.68%	0.95%	1.40%	11.92%	12.43%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	412	20.617090	21.518766	8,574	0.00%	0.95%	1.50%	32.33%	33.06%
Invesco V.I. Small Cap Equity Fund-Series I Shares	85	24.347354	26.080462	2,078	0.00%	0.95%	1.40%	24.83%	25.40%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	71	14.529538	15.393457	1,039	1.98%	0.95%	1.40%	14.63%	15.16%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	12.672433	13.425896	375	2.04%	0.95%	1.40%	7.99%	8.49%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	144	14.997429	15.889197	2,188	1.82%	0.95%	1.40%	18.09%	18.63%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	13.534043	14.338756	559	2.10%	0.95%	1.40%	11.32%	11.83%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	385	16.475386	17.005924	6,379	0.00%	0.95%	1.50%	33.53%	34.28%
VP Large Company Value Fund-Class I	112	21.585337	23.121709	2,434	2.14%	0.95%	1.40%	25.69%	26.27%
VP Mid Cap Value Fund-Class I	193	33.835591	36.243486	6,567	2.13%	0.95%	1.40%	27.34%	27.92%
VP Ultra® Fund-Class I	168	31.245701	33.985680	5,349	0.00%	0.95%	1.50%	32.56%	33.30%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	59	18.417377	19.512364	1,091	1.70%	0.95%	1.40%	23.80%	24.37%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	46	17.932096	18.998529	837	1.56%	0.95%	1.40%	29.33%	29.92%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	100	35.293731	38.759660	3,525	1.15%	0.95%	1.40%	23.47%	24.03%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	48	18.873899	19.996294	921	0.37%	0.95%	1.40%	18.18%	18.72%
Technology Growth Portfolio-Initial Shares	400	36.178300	39.351142	14,684	0.00%	0.95%	1.50%	23.93%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,242	35.952796	40.710506	45,700	1.74%	0.95%	1.50%	29.22%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	240	27.957786	30.949362	6,711	1.53%	0.95%	1.40%	32.48%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	218	35.693379	39.511978	7,733	1.20%	0.95%	1.40%	34.19%	34.80%
Government Money Market Portfolio	1,930	1.087344	1.210919	2,143	1.59%	0.95%	1.50%	0.14%	0.58%
Growth and Income Portfolio-Initial Shares	112	29.254598	33.126852	3,368	1.14%	0.95%	1.50%	27.18%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	226	24.758976	28.035898	5,729	0.00%	0.95%	1.50%	19.95%	20.62%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	196	10.264855	10.875397	2,022	1.73%	0.95%	1.40%	10.95%	11.46%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	677	49.113515	55.611749	33,983	1.91%	0.95%	1.50%	20.75%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	304	63.916347	70.755833	19,494	0.21%	0.95%	1.40%	33.59%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	381	38.392346	43.053127	14,938	0.15%	0.95%	1.50%	35.10%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	355	25.794824	28.554919	9,162	1.03%	0.95%	1.40%	27.24%	27.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	365	29.787333	32.975029	10,883	1.88%	0.95%	1.40%	25.24%	25.81%
Janus Henderson VIT Research Portfolio-Institutional Shares	373	34.746734	39.345238	13,281	0.47%	0.95%	1.50%	33.49%	34.23%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	174	20.822802	23.577844	3,717	4.18%	0.95%	1.50%	9.22%	9.83%
Discovery Portfolio-Class I	44	27.563176	29.202282	1,203	0.00%	0.95%	1.40%	38.15%	38.78%
U.S. Real Estate Portfolio-Class I	124	52.664447	58.300107	6,546	1.96%	0.95%	1.40%	17.27%	17.81%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	102	14.234304	15.247334	1,466	1.81%	0.95%	1.40%	6.93%	7.42%
PIMCO Total Return Portfolio-Administrative Class	258	16.508614	17.683424	4,304	3.06%	0.95%	1.40%	6.85%	7.34%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	41	15.597572	15.878974	658	1.19%	1.40%	1.50%	13.94%	14.06%
Timothy Plan Strategic Growth Portfolio Variable Series	46	15.324599	15.600958	714	0.76%	1.40%	1.50%	17.98%	18.10%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	55	11.044006	11.080229	607	1.63%	1.10%	1.40%	16.76%	17.12%

(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

22

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS
		At December 31, 2018				Periods Ended December 31, 2018
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	153	$36.254761	$40.824605	$5,683	0.52%	0.95%	1.50%	-13.97%	-13.48%
Invesco V.I. Comstock Fund-Series I Shares	314	16.194564	16.902566	5,133	1.82%	0.95%	1.50%	-13.49%	-13.00%
Invesco V.I. Core Equity Fund-Series I Shares	245	16.423684	17.400960	4,021	0.93%	0.95%	1.40%	-10.67%	-10.26%
Invesco V.I. Diversified Dividend Fund-Series I Shares	73	17.086488	17.694944	1,242	2.29%	0.95%	1.40%	-8.88%	-8.46%
Invesco V.I. Health Care Fund-Series I Shares	124	22.923461	24.838260	2,847	0.00%	0.95%	1.40%	-0.52%	-0.06%
Invesco V.I. High Yield Fund-Series I Shares	64	18.665075	19.956034	1,200	4.19%	0.95%	1.40%	-4.71%	-4.28%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	471	15.580617	16.171720	7,388	0.00%	0.95%	1.50%	-7.01%	-6.48%
Invesco V.I. Small Cap Equity Fund-Series I Shares	97	19.505101	20.798573	1,890	0.00%	0.95%	1.40%	-16.28%	-15.89%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	78	12.674882	13.367509	993	1.76%	0.95%	1.40%	-7.55%	-7.13%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	11.734388	12.375580	337	2.06%	0.95%	1.40%	-3.74%	-3.30%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	152	12.700056	13.394078	1,952	1.61%	0.95%	1.40%	-9.34%	-8.92%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	41	12.157657	12.822001	505	2.04%	0.95%	1.40%	-5.60%	-5.17%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	435	12.338171	12.664761	5,399	0.00%	0.95%	1.50%	-6.63%	-6.10%
VP Large Company Value Fund-Class I	126	17.173171	18.311934	2,181	1.87%	0.95%	1.40%	-9.34%	-8.92%
VP Mid Cap Value Fund-Class I	226	26.570689	28.332275	6,024	1.48%	0.95%	1.40%	-14.06%	-13.67%
VP Ultra® Fund-Class I	178	23.570529	25.495118	4,264	0.30%	0.95%	1.50%	-0.76%	-0.20%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	77	14.876206	15.689056	1,156	1.30%	0.95%	1.40%	-5.73%	-5.30%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	55	13.865176	14.623023	769	0.84%	0.95%	1.40%	-14.82%	-14.43%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	119	28.584952	31.249433	3,396	1.02%	0.95%	1.40%	-12.48%	-12.08%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	41	15.970724	16.843549	655	0.35%	0.95%	1.40%	-16.87%	-16.49%
Technology Growth Portfolio-Initial Shares	446	29.192911	31.576786	13,206	0.00%	0.95%	1.50%	-2.48%	-1.93%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,370	27.823684	31.330726	38,977	1.74%	0.95%	1.50%	-6.07%	-5.55%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	263	21.103706	23.255729	5,553	1.89%	0.95%	1.40%	-5.75%	-5.31%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	263	26.598771	29.310645	6,943	1.31%	0.95%	1.40%	-8.16%	-7.74%
Government Money Market Portfolio	2,219	1.085865	1.203909	2,457	1.16%	0.95%	1.50%	-0.21%	0.27%
Growth and Income Portfolio-Initial Shares	135	23.001631	25.901582	3,169	0.85%	0.95%	1.50%	-6.12%	-5.60%
Opportunistic Small Cap Portfolio-Initial Shares	247	20.640727	23.242783	5,221	0.00%	0.95%	1.50%	-20.30%	-19.85%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	201	9.251479	9.757210	1,873	2.67%	0.95%	1.40%	-16.63%	-16.25%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	775	40.673841	45.799674	32,174	2.20%	0.95%	1.50%	-0.84%	-0.28%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	327	47.845738	52.724921	15,650	0.28%	0.95%	1.40%	-1.82%	-1.37%
Janus Henderson VIT Forty Portfolio-Institutional Shares	432	28.416904	31.689713	12,531	1.27%	0.95%	1.50%	0.44%	1.01%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	395	20.273096	22.340396	8,011	1.20%	0.95%	1.40%	-8.18%	-7.76%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	424	23.784192	26.209840	10,084	1.85%	0.95%	1.40%	-16.14%	-15.76%
Janus Henderson VIT Research Portfolio-Institutional Shares	414	26.029918	29.311157	11,024	0.59%	0.95%	1.50%	-4.05%	-3.51%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	183	19.065415	21.468063	3,564	2.55%	0.95%	1.50%	-2.15%	-1.60%
Mid-Cap Growth Portfolio-Class I	60	19.951868	21.042312	1,197	0.00%	0.95%	1.40%	9.09%	9.59%
U.S. Real Estate Portfolio-Class I	133	44.907529	49.487207	5,994	2.71%	0.95%	1.40%	-9.01%	-8.60%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	81	19.320824	20.601844	1,578	0.35%	0.95%	1.40%	-7.06%	-6.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	73	11.970792	12.764588	874	2.00%	0.95%	1.40%	-6.66%	-6.23%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	93	20.982936	22.374093	1,972	1.25%	0.95%	1.40%	-9.18%	-8.77%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	147	13.312089	14.194678	1,961	2.51%	0.95%	1.40%	-3.59%	-3.14%
PIMCO Total Return Portfolio-Administrative Class	274	15.449792	16.474050	4,286	2.59%	0.95%	1.40%	-1.94%	-1.49%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	42	13.689058	13.921897	590	0.97%	1.40%	1.50%	-10.14%	-10.05%
Timothy Plan Strategic Growth Portfolio Variable Series	50	12.988867	13.209699	663	1.00%	1.40%	1.50%	-13.23%	-13.14%
Wilshire Variable Insurance Trust:
Wilshire Global Allocaiton Fund (*)	65	9.458526	9.460738	615	0.00%	1.10%	1.40%	0.00%	0.00%

(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)Period from December 6, 2018 (commencement of operations) to December 31, 2018.

23

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS
		At December 31, 2017				Periods Ended December 31, 2017
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	166	$42.140453	$47.186932	$7,155	0.78%	0.95%	1.50%	8.32%	8.92%
Invesco V.I. Comstock Fund-Series I Shares	369	18.719649	19.428830	6,968	2.10%	0.95%	1.50%	16.09%	16.74%
Invesco V.I. Core Equity Fund-Series I Shares	251	18.385595	19.390523	4,610	1.07%	0.95%	1.40%	11.59%	12.10%
Invesco V.I. Diversified Dividend Fund-Series I Shares	86	18.750796	19.329720	1,621	1.61%	0.95%	1.40%	7.06%	7.55%
Invesco V.I. Global Health Care Fund-Series I Shares	133	23.042422	24.852971	3,076	0.38%	0.95%	1.40%	14.21%	14.73%
Invesco V.I. High Yield Fund-Series I Shares	93	19.588181	20.847272	1,827	4.15%	0.95%	1.40%	4.82%	5.29%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	529	16.754645	17.293078	8,920	0.00%	0.95%	1.50%	20.66%	21.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	109	23.297155	24.728439	2,551	0.00%	0.95%	1.40%	12.46%	12.98%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	93	13.710436	14.393537	1,279	1.37%	0.95%	1.40%	11.75%	12.26%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	35	12.190491	12.797834	428	1.64%	0.95%	1.40%	4.72%	5.20%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	170	14.007776	14.705710	2,403	1.35%	0.95%	1.40%	15.66%	16.19%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	44	12.878807	13.520464	567	1.82%	0.95%	1.40%	8.40%	8.90%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	476	13.213861	13.487820	6,314	0.00%	0.95%	1.50%	19.97%	20.64%
VP Large Company Value Fund-Class I	134	18.941571	20.105238	2,553	1.72%	0.95%	1.40%	9.52%	10.02%
VP Mid Cap Value Fund-Class I	235	30.919120	32.818222	7,286	1.52%	0.95%	1.40%	10.13%	10.64%
VP Ultra® Fund-Class I	198	23.751392	25.547213	4,781	0.39%	0.95%	1.50%	30.25%	30.97%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	93	15.780897	16.567095	1,478	0.86%	0.95%	1.40%	13.90%	14.42%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	65	16.277566	17.088752	1,070	0.76%	0.95%	1.40%	20.92%	21.47%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	125	32.661008	35.542097	4,097	0.95%	0.95%	1.40%	12.73%	13.25%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	45	19.212530	20.169823	879	1.02%	0.95%	1.40%	13.43%	13.95%
Technology Growth Portfolio-Initial Shares	491	29.934727	32.198237	14,900	0.00%	0.95%	1.50%	40.51%	41.29%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,515	29.623081	33.170525	45,857	1.69%	0.95%	1.50%	19.72%	20.39%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	287	22.390668	24.561109	6,442	1.16%	0.95%	1.40%	13.72%	14.24%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	294	28.963346	31.770364	8,474	1.33%	0.95%	1.40%	25.55%	26.13%
Government Money Market Portfolio	2,066	1.088202	1.200684	2,290	0.33%	0.95%	1.50%	-1.05%	-0.50%
Growth and Income Portfolio-Initial Shares	147	24.501991	27.436916	3,668	0.74%	0.95%	1.50%	17.92%	18.57%
Opportunistic Small Cap Portfolio-Initial Shares	275	25.897632	28.999283	7,277	0.00%	0.95%	1.50%	22.82%	23.50%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	205	11.097317	11.650395	2,291	2.69%	0.95%	1.40%	15.06%	15.59%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	862	41.017308	45.928416	36,054	1.60%	0.95%	1.50%	16.66%	17.31%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	360	48.731111	53.455067	17,545	0.26%	0.95%	1.40%	25.64%	26.21%
Janus Henderson VIT Forty Portfolio-Institutional Shares	468	28.291156	31.373209	13,515	0.00%	0.95%	1.50%	28.37%	29.08%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	434	22.078771	24.218921	9,588	0.84%	0.95%	1.40%	25.26%	25.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	459	28.362000	31.111525	13,008	1.73%	0.95%	1.40%	29.29%	29.88%
Janus Henderson VIT Research Portfolio-Institutional Shares	452	27.127693	30.376597	12,527	0.40%	0.95%	1.50%	25.97%	26.67%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	184	19.484268	21.817153	3,668	3.21%	0.95%	1.50%	4.65%	5.24%
Mid-Cap Growth Portfolio-Class I	48	18.289057	19.200424	889	0.00%	0.95%	1.40%	36.83%	37.45%
U.S. Real Estate Portfolio-Class I	147	49.357024	54.141702	7,260	1.50%	0.95%	1.40%	1.67%	2.13%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	90	20.787761	22.064683	1,883	0.24%	0.95%	1.40%	25.06%	25.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	78	12.824265	13.612145	1,010	1.93%	0.95%	1.40%	7.73%	8.22%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	106	23.104684	24.523849	2,456	1.27%	0.95%	1.40%	15.28%	15.80%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	155	13.807321	14.655446	2,148	2.51%	0.95%	1.40%	2.21%	2.68%
PIMCO Total Return Portfolio-Administrative Class	314	15.754950	16.722669	5,004	2.03%	0.95%	1.40%	3.45%	3.92%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	51	15.234580	15.477896	782	0.29%	1.40%	1.50%	7.69%	7.80%
Timothy Plan Strategic Growth Portfolio Variable Series	57	14.969620	15.208588	861	0.19%	1.40%	1.50%	10.44%	10.56%
Wilshire Variable Insurance Trust:
2015 Fund	21	13.569432	14.017029	287	2.92%	1.10%	1.40%	9.96%	10.30%
2025 Fund	24	13.300857	13.963557	319	2.52%	0.95%	1.40%	12.58%	13.09%
2035 Fund	16	13.055778	13.486487	208	2.80%	1.10%	1.40%	15.36%	15.71%

(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS
		At December 31, 2016				Periods Ended December 31, 2016
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	183	$38.904298	$43.322037	$7,274	0.34%	0.95%	1.50%	13.76%	14.40%
Invesco V.I. Comstock Fund-Series I Shares	414	16.125254	16.643512	6,722	1.46%	0.95%	1.50%	15.54%	16.18%
Invesco V.I. Core Equity Fund-Series I Shares	278	16.475403	17.297211	4,588	0.76%	0.95%	1.40%	8.72%	9.22%
Invesco V.I. Diversified Dividend Fund-Series I Shares	99	17.514512	17.973455	1,736	1.34%	0.95%	1.40%	13.21%	13.72%
Invesco V.I. Global Health Care Fund-Series I Shares	148	20.175550	21.662237	2,988	0.00%	0.95%	1.40%	-12.70%	-12.30%
Invesco V.I. High Yield Fund-Series I Shares	106	18.688177	19.799297	1,991	4.08%	0.95%	1.40%	9.66%	10.16%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	587	13.885912	14.252830	8,189	0.00%	0.95%	1.50%	-0.76%	-0.20%
Invesco V.I. Small Cap Equity Fund-Series I Shares	130	20.715250	21.888298	2,693	0.00%	0.95%	1.40%	10.49%	11.00%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	134	12.269155	12.822099	1,648	1.54%	0.95%	1.40%	6.96%	7.44%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	41	11.641073	12.165658	475	1.54%	0.95%	1.40%	3.14%	3.61%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	179	12.111117	12.656955	2,180	1.34%	0.95%	1.40%	8.16%	8.65%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	41	11.880294	12.415684	490	1.56%	0.95%	1.40%	4.88%	5.36%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	520	11.014294	11.180411	5,748	0.00%	0.95%	1.50%	1.68%	2.25%
VP Large Company Value Fund-Class I	158	17.294702	18.274036	2,741	2.09%	0.95%	1.40%	13.63%	14.15%
VP Mid Cap Value Fund-Class I	263	28.073840	29.663191	7,402	1.65%	0.95%	1.40%	21.13%	21.69%
VP Ultra® Fund-Class I	229	18.235321	19.505555	4,226	0.35%	0.95%	1.50%	2.88%	3.45%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	98	13.855053	14.479432	1,365	2.27%	0.95%	1.40%	4.83%	5.31%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	71	13.461923	14.068786	963	1.20%	0.95%	1.40%	10.32%	10.82%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	139	28.459363	31.385038	4,021	1.04%	0.95%	1.50%	19.21%	19.88%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	61	16.937194	17.700576	1,037	0.66%	0.95%	1.40%	13.59%	14.11%
Technology Growth Portfolio-Initial Shares	516	21.304764	22.788962	11,126	0.00%	0.95%	1.50%	3.15%	3.73%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	310	19.306951	21.499481	6,113	1.28%	0.95%	1.50%	8.72%	9.32%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,653	24.743322	27.553046	41,747	1.96%	0.95%	1.50%	10.03%	10.65%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	331	22.621139	25.189444	7,601	1.61%	0.95%	1.50%	6.28%	6.88%
Government Money Market Portfolio	2,393	1.099801	1.206769	2,677	0.01%	0.95%	1.50%	-1.34%	-0.77%
Growth and Income Portfolio-Initial Shares	158	20.778778	23.138929	3,347	1.18%	0.95%	1.50%	8.38%	8.99%
Opportunistic Small Cap Portfolio-Initial Shares	303	21.086540	23.481275	6,508	0.00%	0.95%	1.50%	15.31%	15.96%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	220	9.644470	10.079276	2,134	1.80%	0.95%	1.40%	5.68%	6.16%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	968	35.159776	39.151623	34,690	2.23%	0.95%	1.50%	3.03%	3.61%
Janus Aspen Enterprise Portfolio-Institutional Shares	386	38.785445	42.352620	14,988	0.14%	0.95%	1.40%	10.79%	11.30%
Janus Aspen Forty Portfolio-Institutional Shares	525	22.039038	24.304739	11,794	0.00%	0.95%	1.50%	0.66%	1.22%
Janus Aspen Global Research Portfolio-Institutional Shares	457	17.627050	19.248122	8,054	1.06%	0.95%	1.40%	0.64%	1.10%
Janus Aspen Janus Portfolio-Institutional Shares	508	21.535400	23.981102	11,162	0.53%	0.95%	1.50%	-1.01%	-0.45%
Janus Aspen Overseas Portfolio-Institutional Shares	504	21.936749	23.954431	11,047	4.30%	0.95%	1.40%	-7.76%	-7.34%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	107	16.621841	17.562976	1,786	0.40%	0.95%	1.40%	-3.57%	-3.13%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	86	11.904450	12.578569	1,026	2.34%	0.95%	1.40%	3.79%	4.26%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	124	20.042705	21.177435	2,496	1.07%	0.95%	1.40%	10.05%	10.56%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	154	13.508521	14.273302	2,094	2.32%	0.95%	1.40%	3.73%	4.20%
PIMCO Total Return Portfolio-Administrative Class	342	15.228947	16.091110	5,261	2.08%	0.95%	1.40%	1.24%	1.71%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	162	14.146782	14.358193	2,325	0.72%	1.40%	1.50%	4.26%	4.37%
Timothy Plan Strategic Growth Portfolio Variable Series	182	13.554009	13.756446	2,510	0.36%	1.40%	1.50%	3.90%	4.00%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	224	18.617898	20.731592	4,268	1.98%	0.95%	1.50%	4.52%	5.10%
Mid-Cap Growth Portfolio-Class I	51	13.366633	13.969191	683	4.26%	0.95%	1.40%	-10.06%	-9.65%
U.S. Real Estate Portfolio-Class I	168	48.546479	53.011311	8,157	1.31%	0.95%	1.40%	5.32%	5.80%
Wilshire Variable Insurance Trust:
2015 Fund	23	12.340118	12.708583	284	2.30%	1.10%	1.40%	5.03%	5.34%
2025 Fund	32	11.814418	12.346867	380	1.58%	0.95%	1.40%	5.25%	5.73%
2035 Fund	18	11.317158	11.655145	206	1.40%	1.10%	1.40%	5.58%	5.91%

(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS
		At December 31, 2015				Periods Ended December 31, 2015
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	209	$34.197913	$37.869676	$7,288	0.31%	0.95%	1.50%	-10.49%	-9.99%
Invesco V.I. Comstock Fund-Series I Shares	490	13.956601	14.325153	6,880	1.90%	0.95%	1.50%	-7.39%	-6.87%
Invesco V.I. Core Equity Fund-Series I Shares	305	15.153952	15.837549	4,622	1.13%	0.95%	1.40%	-7.09%	-6.67%
Invesco V.I. Diversified Dividend Fund-Series I Shares	74	15.471471	15.804761	1,153	1.73%	0.95%	1.40%	0.64%	1.10%
Invesco V.I. Global Health Care Fund-Series I Shares	172	22.771219	24.701052	3,985	0.00%	0.95%	1.50%	1.62%	2.18%
Invesco V.I. High Yield Fund-Series I Shares	119	17.042638	17.973878	2,036	5.09%	0.95%	1.40%	-4.52%	-4.09%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	656	13.991782	14.281704	9,216	0.00%	0.95%	1.50%	-0.31%	0.24%
Invesco V.I. Small Cap Equity Fund-Series I Shares	148	18.747766	19.719385	2,782	0.00%	0.95%	1.40%	-6.84%	-6.42%
ALPS Variable Investment Trust:
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	172	11.471173	11.933697	1,982	1.31%	0.95%	1.40%	-3.59%	-3.15%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	38	11.286371	11.741371	430	1.06%	0.95%	1.40%	-2.59%	-2.15%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	212	11.197553	11.649053	2,386	1.19%	0.95%	1.40%	-3.88%	-3.44%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	58	11.327107	11.783766	659	1.52%	0.95%	1.40%	-3.05%	-2.61%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	589	10.832266	10.934561	6,396	0.00%	0.95%	1.50%	0.40%	0.96%
VP Large Company Value Fund-Class I	162	15.219626	16.008379	2,470	1.52%	0.95%	1.40%	-5.24%	-4.81%
VP Mid Cap Value Fund-Class I	277	22.916394	24.376526	6,438	1.64%	0.95%	1.50%	-2.91%	-2.37%
VP Ultra® Fund-Class I	262	17.725054	18.854464	4,708	0.46%	0.95%	1.50%	4.68%	5.26%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	114	13.216429	13.749265	1,511	2.65%	0.95%	1.40%	-0.29%	0.16%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	80	12.203048	12.695208	978	0.77%	0.95%	1.40%	0.17%	0.63%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	158	23.872855	26.180862	3,851	1.09%	0.95%	1.50%	-6.03%	-5.50%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	52	14.911004	15.512272	784	0.41%	0.95%	1.40%	-3.88%	-3.44%
Technology Growth Portfolio-Initial Shares	574	20.653759	21.969931	11,998	0.00%	0.95%	1.50%	4.57%	5.15%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	347	17.758821	19.665732	6,275	1.05%	0.95%	1.50%	-4.65%	-4.11%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,822	22.487380	24.901892	41,764	1.81%	0.95%	1.50%	-0.41%	0.15%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	369	21.283506	23.568335	7,957	1.70%	0.95%	1.50%	-3.93%	-3.40%
Growth and Income Portfolio-Initial Shares	180	19.171872	21.230935	3,523	0.89%	0.95%	1.50%	0.06%	0.62%
Money Market Portfolio	2,684	1.114747	1.216187	3,043	0.00%	0.95%	1.50%	-1.33%	-0.77%
Opportunistic Small Cap Portfolio-Initial Shares	322	18.286053	20.249677	5,990	0.00%	0.95%	1.50%	-3.74%	-3.21%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	218	9.126476	9.494583	2,004	3.42%	0.95%	1.40%	-7.80%	-7.38%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	1,012	34.124507	37.787773	35,123	1.86%	0.95%	1.50%	-0.89%	-0.34%
Janus Aspen Enterprise Portfolio-Institutional Shares	421	35.008152	38.054229	14,744	0.90%	0.95%	1.40%	2.57%	3.04%
Janus Aspen Forty Portfolio-Institutional Shares	587	21.894006	24.010678	13,087	1.24%	0.95%	1.50%	10.54%	11.15%
Janus Aspen Global Research Portfolio-Institutional Shares	500	17.193039	19.039311	8,753	0.67%	0.95%	1.50%	-3.75%	-3.21%
Janus Aspen Janus Portfolio-Institutional Shares	576	21.754476	24.090494	12,758	0.65%	0.95%	1.50%	3.76%	4.34%
Janus Aspen Overseas Portfolio-Institutional Shares	569	23.782795	25.852174	13,497	0.60%	0.95%	1.40%	-9.87%	-9.46%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	121	17.237538	18.130757	2,085	0.10%	0.95%	1.40%	2.09%	2.56%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	93	11.470200	12.064648	1,075	2.20%	0.95%	1.40%	-0.58%	-0.13%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	132	18.211665	19.155298	2,409	0.95%	0.95%	1.40%	1.88%	2.35%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	172	13.023155	13.697926	2,247	3.82%	0.95%	1.40%	-4.07%	-3.63%
PIMCO Total Return Portfolio-Administrative Class	369	15.041825	15.821161	5,595	4.86%	0.95%	1.40%	-0.96%	-0.50%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	167	13.568262	13.757062	2,294	1.35%	1.40%	1.50%	-4.35%	-4.26%
Timothy Plan Strategic Growth Portfolio Variable Series	210	13.045617	13.227041	2,783	1.39%	1.40%	1.50%	-5.17%	-5.07%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	256	17.812913	19.725069	4,653	3.40%	0.95%	1.50%	-2.14%	-1.59%
Mid-Cap Growth Portfolio-Class I	57	14.861452	15.460786	849	0.00%	0.95%	1.40%	-7.22%	-6.79%
U.S. Real Estate Portfolio-Class I	186	46.094893	50.105719	8,581	1.34%	0.95%	1.40%	0.74%	1.20%
Wilshire Variable Insurance Trust:
2015 ETF Fund	22	11.749683	12.063794	256	1.67%	1.10%	1.40%	-3.35%	-3.06%
2025 ETF Fund	40	11.224651	11.677219	451	1.78%	0.95%	1.40%	-3.64%	-3.20%
2035 ETF Fund	23	10.718653	11.005253	244	1.58%	1.10%	1.40%	-3.58%	-3.28%

(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

26

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2019, 2018 and 2017 with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2019, 2018 and 2017

Contents
Report of Independent Registered Public Accounting Firm ..........................................................................................	1
Audited Financial Statements
Balance Sheet ...............................................................................................................................................................	2
Statement of Earnings....................................................................................................................................................	3
Statement of Comprehensive Income ............................................................................................................................	4
Statement of Changes in Shareholder's Equity .............................................................................................................	5
Statement of Cash Flows ..............................................................................................................................................	6
Notes to Financial Statements .......................................................................................................................................	7

Report of Independent Registered Public Accounting Firm

Board of Directors and Shareholder

Annuity Investors Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of American Financial Group, Inc., as of December 31, 2019 and 2018, the related statements of earnings, comprehensive income, changes in shareholders' equity and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Adoption of New Accounting Standard

As discussed in Note A to the financial statements, the Company changed its method of accounting for equity investments, other than those accounted for under the equity method, to measure equity investments at fair value with changes in fair value recognized in net earnings in 2018.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company's auditor since 1961

Cincinnati, OH

April 24, 2020

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in Thousands, Except Share Data)

	December 31
	2019	2018
Assets:
Cash and cash equivalents	$24,579	$15,484
Investments:
Fixed maturities, available for sale at fair value
(amortized cost - $2,450,440 and $2,463,027)	2,577,280	2,469,683
Equity securities - at fair value
Common stocks	7,660	6,389
Perpetual preferred stocks	2,230	1,950
Policy loans	54,193	55,547
Total cash and investments	2,665,942	2,549,053
Deferred policy acquisition costs:
(including the impact of unrealized gains on securities of $46,816 and $2,489)	64,477	115,549
Accrued investment income	25,419	26,499
Variable annuity assets (separate accounts)	627,680	557,080
Current federal income tax due from affiliate	-	3,422
Equity index call options	21,115	4,108
Funds held as collateral	40	40
Other assets	2,060	1,662
Total assets	$3,406,733	$3,257,413
Liabilities and Equity:

Annuity benefits accumulated:
(including the impact of unrealized gains on securities of $4,844 and $182)	$2,271,857	$2,283,379
Variable annuity liabilities (separate accounts)	627,680	557,080
Current federal income tax payable to affiliate	199	-
Liability for funds held as collateral	40	40
Net deferred tax liabilities	27,097	16,937
Other liabilities	4,926	6,251
Total liabilities	2,931,799	2,863,687
Shareholder's Equity:
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	236,132	211,166
Accumulated other comprehensive income, net of tax	59,393	3,151
Total shareholder's equity	474,934	393,726
Total liabilities and equity	$3,406,733	$3,257,413

See notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In Thousands)

	Year ended December 31
	2019	2018	2017
Revenues:
Net investment income	$110,995	$109,584	$111,820
Realized gains on securities (*)	3,777	240	2,565
Policy charges	11,955	12,511	12,540
Other income	1,370	1,405	1,399
Total revenues	128,097	123,740	128,324
Costs and Expenses:
Annuity benefits	68,372	54,527	61,328
Insurance acquisition expenses, net	18,262	22,164	13,765
Other expenses	10,362	12,514	14,865
Total costs and expenses	96,996	89,205	89,958
Earnings before income taxes	31,101	34,535	38,366
Provision for income taxes	6,135	6,239	(3,899)
Net Earnings Attributable to Shareholder	$24,966	$28,296	$42,265

(*) Consists of the following:
Realized gains before impairments	$3,788	$342	$2,978
Losses on securities with impairment	(11)	(102)	(563)
Non-credit portion of impairment recognized in other
comprehensive income (loss)	-	-	150
Impairment impact recognized in earnings	(11)	(102)	(413)
Total realized gains on securities	$3,777	$240	$2,565

See notes to financial statements .

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In Thousands)

	Year ended December 31
	2019	2018	2017
Comprehensive Income (Loss):
Net earnings	$24,966	$28,296	$42,265
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising
during the period	57,610	(37,959)	11,885
Reclassification adjustment for realized gains included
in net earnings	(1,368)	(1,098)	(1,667)
Total net unrealized gains (losses) on securities	56,242	(39,057)	10,218
Total comprehensive income (loss), net of tax	$81,208	$(10,761)	$52,483

See notes to financial statements .

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY

(Dollars in Thousands)

		Common Stock		Accumulated	Total
	Common	and Capital	Retained	Other Comp	Shareholder's
	Shares	Surplus	Earnings	Inc. (Loss)	Equity
Balance at December 31, 2016	20,000	$179,409	$147,589	$25,006	$352,004
Net earnings	-	-	42,265	-	42,265
Other comprehensive income	-	-	-	10,218	10,218
Impact of the U.S. Federal tax rate
change on AOCI	-	-	(7,586)	7,586	-
Balance at December 31, 2017	20,000	$179,409	$182,268	$42,810	$404,487
Net earnings	-	-	28,296	-	28,296
Other comprehensive loss	-	-	-	(39,057)	(39,057)
Cumumlative effect of accounting changes	-	-	602	(602)	-
Balance at December 31, 2018	20,000	$179,409	$211,166	$3,151	$393,726
Net earnings	-	-	24,966	-	24,966
Other comprehensive income	-	-	-	56,242	56,242
Balance at December 31, 2019	20,000	$179,409	$236,132	$59,393	$474,934

See notes to financial statements .

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In Thousands)

	Year ended December 31
	2019	2018	2017
Operating Activities:
Net earnings	$24,966	$28,296	$42,265
Adjustments:
Depreciation and amortization	(2,510)	(1,453)	(6,257)
Annuity benefits	68,372	54,527	61,328
Realized gains on investments	(3,777)	(240)	(2,565)
Deferred annuity policy acquisition costs	(6,752)	(10,810)	(12,086)
Amortization of insurance acquisition costs	12,256	17,799	9,212
Change in:
Accrued investment income	1,080	(1,221)	(898)
Payables to affiliates, net	(1,170)	230	(17,289)
Other assets	(285)	(298)	516
Other liabilities	705	1,225	(221)
Other operating activities, net	(100)	(154)	(570)
Net cash provided by operating activities	92,785	87,901	73,435
Investing Activities:
Purchases of:
Fixed maturities	(218,173)	(312,214)	(390,863)
Equity securities	(660)	(5,070)	-
Options related to FIAs	(13,982)	(13,541)	(11,006)
Proceeds from:
Maturities and redemptions of fixed maturities	204,961	191,823	337,079
Sales of fixed maturities	26,989	17,400	24,260
Sales of equity securities	1,153	2,552	404
Expiration of options related to FIAs	15,690	20,129	18,443
Other investing activities, net	1,354	1,501	1,219
Net cash provided by (used in) investing activities	17,332	(97,420)	(20,464)
Financing Activities:
Fixed Annuity Receipts	160,784	195,370	211,398
Annuity surrenders, benefits and withdrawals	(321,397)	(291,956)	(284,666)
Net transfers from variable annuity assets	59,591	46,697	54,036
Net cash used in financing activities	(101,022)	(49,889)	(19,232)
Net Change in Cash and Cash Equivalents	9,095	(59,408)	33,739
Cash and cash equivalents at beginning of year	15,484	74,892	41,153
Cash and cash equivalents at end of year	$24,579	$15,484	$74,892

See notes to financial statements .

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.Accounting Policies

Basis of Presentation Annuity Investors Life Insurance Company ("AILIC" or the "Company"), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a financial services holding company wholly-owned by American Financial Group, Inc. ("AFG").

AILIC's products include fixed, fixed-indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Events or transactions occurring subsequent to December 31, 2019, and prior to April 24, 2020, have been evaluated for potential recognition or disclosure herein.

On January 1, 2018, AILIC adopted Accounting Standards Update ("ASU") 2014-09, which provides guidance on recognizing revenue when (or as) performance obligations under the contract are satisfied. The guidance also updates the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires certain new disclosures. Because revenue recognition for insurance contracts and financial instruments (AILIC's primary sources of revenue) were excluded from the scope of the new guidance, the adoption of ASU 2014-09 did not have a material impact on AILIC's results of operations or financial position.

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability ("inputs") are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC's assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any material nonrecurring fair value measurements in 2019 or 2018.

Investments On January 1, 2018, AILIC adopted ASU 2016-01, which requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At December 31, 2017, AILIC had $7.0 million in equity securities classified as "available for sale" under the prior guidance with holding gains and losses included in accumulated other comprehensive income ("AOCI") instead of net earnings. At the date of adoption, the $0.6 million net unrealized gain on equity securities included in AOCI was reclassified to retained earnings as the cumulative effect of an accounting change.

Under the new guidance, AILIC recorded holding gains of $2.0 million on equity securities in net earnings during 2019 on securities still held at December 31, 2019 and holding losses of $1.1 million on equity securities in net earnings during 2018 on securities that were still owned at December 31, 2018. Under the prior guidance, these holding losses would have been recorded in AOCI until the securities were disposed (with exception of any impairment charge that may have been recorded). Because almost all of the equity securities impacted by the new guidance were carried at fair value through AOCI under the prior guidance, the adoption of the new guidance did not have a material impact on AILIC's financial position.

Fixed maturity securities classified as "available for sale" are reported at fair value with unrealized gains and losses included in AOCI in AILIC's Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the effective interest method. Mortgage-backed securities ("MBS") are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Gains or losses on fixed maturity securities classified as "available for sale" are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security's amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

Derivatives Derivatives included in AILIC's Balance Sheet are recorded at fair value. Changes in fair value of derivatives are included in earnings, unless the derivatives are designated and qualify as highly effective cash flow hedges. Derivatives that do not qualify for hedge accounting under GAAP consist primarily of (i) components of certain fixed maturity securities (primarily interest-only and principal only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related equity index options designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products.

To qualify for hedge accounting, at the inception of a derivative contract, AILIC formally documents the relationship between the terms of the hedge and the hedged items and its risk management objective. This documentation includes defining how hedge effectiveness and ineffectiveness will be measured on a retrospective and prospective basis.

Changes in the fair value of derivatives that are designated and qualify as highly effective cash flow hedges are recorded in AOCI and are reclassified into earnings when the variability of the cash flows from the hedged items impacts earnings. When the change in the fair value of a qualifying cash flow hedge is included in earnings, it is included in the same line item in the Statement of Earnings as the cash flows from the hedged item.

Deferred Policy Acquisition Costs ("DPAC") Policy acquisition costs (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC and certain other balance sheet amounts related to the annuity business are also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. These adjustments are included in unrealized gains (losses) on marketable securities, a component of AOCI in AILIC's Balance Sheet.

Funds Held as Collateral AILIC receives collateral from its counterparties to support its purchased equity index call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

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Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to annuity benefits expense and decreases for annuity policy charges are recorded in other income. For traditional fixed annuities, the liability for annuity benefits accumulated represents the account value that has accrued to the benefit of the policyholder as of the balance sheet date. For fixed-indexed annuities, the liability or annuity benefits accumulated includes an embedded derivative that represents the estimated fair value of the index participation with the remaining component representing the discounted value of the guaranteed minimum contract benefits.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations ("EDAR"). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

The Company's variable annuity contracts contain a guaranteed minimum death benefit ("GMDB") to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder's account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

Income Taxes The Company has an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company's tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC's reserve for uncertain tax positions are recognized as a component of tax expense.

The effect of a change in tax rates on deferred tax assets and liabilities is recorded in net earnings in the period that includes the enactment date. This includes the impact on deferred tax assets or liabilities established through AOCI, which results in an amount equal to the difference between the deferred tax at the historical corporate rate and the newly enacted rate stranded in AOCI. As permitted under guidance adopted effective December 31,2017 (ASU 2018-02), AILIC reclassified the $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings at December 31, 2017. See Note H — "Income Taxes" for further information.

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

Statement of Cash Flows For cash flow purposes, "investing activities" are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. "Financing activities" include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered "operating." Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

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Credit Impairment Guidance Effective in 2020 In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments, which provides a new loss model for determining credit-related impairments for financial instruments measured at amortized cost (mortgage loans and premiums receivable) and requires an entity to estimate the credit losses expected over the life of an exposure or pool of exposures. The estimate of expected credit losses considers historical information, current information, as well as reasonable and supportable forecasts, including estimates of prepayments. Expected credit losses, and subsequent increases or decreases in such expected losses, will be recorded immediately through net earnings as an allowance that is deducted from the amortized cost basis of the financial asset, with the net carrying value of the financial asset presented on the balance sheet at the amount expected to be collected. The updated guidance also amends the current other-than-temporary impairment model for available for sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security's amortized cost basis and its fair value. Subsequent increases or decreases in expected credit losses will be recorded immediately in net earnings through realized gains (losses). AILIC will adopt this guidance effective January 1, 2020. The new guidance is not expected to have a material impact on AILIC's results of operations or financial position.

B.Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC's Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC's Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, asset-backed securities ("ABS"), mortgage-backed securities ("MBS"), certain non-affiliated common stocks and equity index options. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management's own assumptions about the assumptions market participants would use based on the best information available at the valuation date. Financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information are classified as Level 3.

AILIC's management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company's internal investment professionals are a group of approximately 20 analysts whose primary responsibility is to manage AFG's investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG's chief investment officer, who reports directly to one of AFG's Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG's internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing services regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

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Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in thousands):

December 31, 2019	Level 1	Level 2	Level 3	Total
Assets:
Available for sale ("AFS") fixed maturities:
U.S. Government and government agencies	$425	$2,724	$-	$3,149
States, municipalities and political subdivisions	-	369,720	-	369,720
Foreign government	-	4,137	-	4,137
Residential MBS	-	137,724	6,424	144,148
Commercial MBS	-	71,352	-	71,352
Collateralized loan obligations	-	188,398	-	188,398
Other asset-backed securities	-	216,602	4,035	220,637
Corporate and other	-	1,565,607	10,132	1,575,739
Total AFS fixed maturities	425	2,556,264	20,591	2,577,280
Equity securities:
Common stocks	7,660	-	-	7,660
Perpetual preferred stocks	2,230	-	-	2,230
Variable annuity assets (separate accounts) (*)	-	627,680	-	627,680
Equity options - fixed indexed annuities	-	21,115	-	21,115
Total assets accounted for at fair value	$10,315	$3,205,059	$20,591	$3,235,965
Liabilities:

Derivatives in annuity benefits accumulated	$-	$-	$113,547	$113,547
Total liabilities accounted for at fair value	$-	$-	$113,547	$113,547

December 31, 2018	Level 1	Level 2	Level 3	Total
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$172	$3,333	$-	$3,505
States, municipalities and political subdivisions	-	382,326	-	382,326
Residential MBS	-	117,033	9,044	126,077
Commercial MBS	-	69,415	437	69,852
Collateralized loan obligations	-	177,238	-	177,238
Other asset-backed securities	-	196,238	758	196,996
Corporate and other	-	1,506,944	6,745	1,513,689
Total AFS fixed maturities	172	2,452,527	16,984	2,469,683
Equity securities:
Common stocks	6,389	-	-	6,389
Perpetual preferred stocks	1,950	-	-	1,950
Variable annuity assets (separate accounts) (*)	-	557,080	-	557,080
Equity options - fixed indexed annuities	-	4,108	-	4,108
Total assets accounted for at fair value	$8,511	$3,013,715	$16,984	$3,039,210
Liabilities:

Derivatives in annuity benefits accumulated	$-	$-	$85,526	$85,526
Total liabilities accounted for at fair value	$-	$-	$85,526	$85,526

(*) Variable annuity liabilities equal the fair value of variable annuity assets.

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There were no material transfers between Level 1 and Level 2 in 2019, 2018 or 2017. Less than 1% of total assets carried at fair value on December 31, 2019, were Level 3 assets. Approximately 40% of the Level 3 assets were priced using non- binding broker quotes, for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Since internally developed Level 3 asset fair values represent less than 1% of AILIC's shareholder's equity, any justifiable changes in unobservable inputs used to determine internally developed fair values would not be expected to have a material impact on AILIC's financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC's fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $113.5 million at December 31, 2019. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives. See Note E — "Derivatives."

Unobservable Input		Range
Adjustment for credit risk	0.2%	- 2.1% over the risk free rate
Risk margin for uncertainty in cash flows	0.80% reduction in the discount rate
Surrenders	5% - 13% of indexed account value
Partial surrenders	1.5%	- 5.0% of indexed account value
Annuitizations	0.25% - 1.0% of indexed account value
Deaths	0.5%	- 10.0% of indexed account value
Budgeted option costs	2.1%	- 2.9% of indexed account value

The range of adjustments for credit risk is based on the Moody's corporate A2 bond index and reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC's individual fixed-indexed annuity products with an expected range of 8% to 13% in the majority of future calendar years (5% to 13% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flow assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

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Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2019, 2018, and 2017 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized
		gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2018	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2019
AFS fixed maturities:
State and municipal	$-	$-	$(72)	$-	$(2)	$ 609	$(535)	$-
Residential MBS	9,044	363	(730)	-	(1,056)	3,084	(4,281)	6,424
Commercial MBS	437	(73)	(1)	-	(363)	-	-	-
Other asset-backed securities	758	26	116	-	(367)	3,502	-	4,035
Corporate and other	6,745	(85)	248	3,066	(253)	2,083	(1,672)	10,132
Embedded derivatives (*)	(85,526)	(28,517)	-	(6,461)	6,957	-	-	(113,547)

(*)Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes a favorable adjustment related to the unlocking of actuarial assumptions of $1.0 million in 2019.

		Total realized/unrealized
		gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2017	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2018
AFS fixed maturities:
Residential MBS	$5,282	$135	$(44)	$-	$(857)	$ 5,217	$(689)	$9,044
Commercial MBS	450	(14)	1	-	-	-	-	437
Other asset-backed securities	823	34	29	-	(128)	-	-	758
Corporate and other	11,115	(3)	(61)	-	(645)	-	(3,661)	6,745
Embedded derivatives (*)	(89,002)	9,240	-	(11,900)	6,136	-	-	(85,526)

(*)Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $2.5 million in 2018.

		Total realized/unrealized
		gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2016	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2017
AFS fixed maturities:
Residential MBS	$8,800	$308	$(74)	$-	$ (2,167)	$ 2,938	$ (4,523)	$5,282
Commercial MBS	1,395	71	(16)	-	(1,000)	-	-	450
Other asset-backed securities	15,479	(455)	(169)	1,999	(4,484)	-	(11,547)	823
Corporate and other	17,684	47	145	3,000	(2,980)	2,045	(8,826)	11,115
Embedded derivatives (*)	(67,794)	(14,694)	-	(11,216)	4,702	-	-	(89,002)

(*)Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $0.2 million in 2017.

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Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Carrying		Fair Value
	Value	Total	Level 1	Level 2		Level 3
2019
Financial assets:
Cash and cash equivalents	$24,579	$24,579	$24,579		$-	$-
Policy loans	54,193	54,193	-		-	54,193
Total financial assets not accounted
for at fair value	$78,772	$78,772	$24,579		$-	$54,193
Financial liabilities:

Annuity benefits accumulated (*)	$2,262,999	$2,219,467	$-		$-	$2,219,467
Total financial liabilities not accounted
for at fair value	$2,262,999	$2,219,467	$-		$-	$2,219,467
2018

Financial assets:
Cash and cash equivalents	$15,484	$15,484	$15,484		$-	$-
Policy loans	55,547	55,547	-		-	55,547
Total financial assets not accounted
for at fair value	$71,031	$71,031	$15,484		$-	$55,547
Financial liabilities:

Annuity benefits accumulated (*)	$2,274,387	$2,126,788	$-		$-	$2,126,788
Total financial liabilities not accounted
for at fair value	$2,274,387	$2,126,788	$-		$-	$2,126,788

(*) Excludes $8,858 and $8,992 of life contingent annuities in the payout phase at December 31, 2019 and 2018, respectively.

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C.Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting fixed maturity securities classified as "available for sale" to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to the annuity business be adjusted to the extent that unrealized gains and losses from securities would result in adjustment to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities is included in AOCI in AILIC's Balance Sheet:

	As set		Carrying
	(Liability)	Impact of	Value of
	before	Unrealized	Asset
	Unrealized	Gains	(Liability)
December 31, 2019
Fixed maturities	$2,450,440	$126,840	$2,577,280
Deferred policy acquisition costs	111,293	(46,816)	64,477
Annuity benefits accumulated	(2,267,013)	(4,844)	(2,271,857)

Unrealized gain, pretax		75,180
Deferred tax on unrealized gain		(15,787)
Unrealized gain, after tax (included in AOCI)		$59,393
December 31, 2018

Fixed maturities	$2,463,027	$6,656	$2,469,683
Deferred policy acquisition costs	118,038	(2,489)	115,549
Annuity benefits accumulated	(2,283,197)	(182)	(2,283,379)

Unrealized gain, pretax		3,985
Deferred tax on unrealized gain		(834)
Unrealized gain, after tax (included in AOCI)		$3,151

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D.Investments

Fixed maturities at December 31 consisted of the following (in thousands):

		2019				2018
	Amort ized	Fair	Gross Unrealized		Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses	Cost	Value	Gains	Losses
Fixed M aturities:
U.S. Government and
government agencies	$2,942	$3,149	$207	$-	$3,365	$3,505	$140	$-
States, municipalities and
political subdivisions	349,675	369,720	20,073	(28)	375,096	382,326	9,829	(2,599)
Foreign Government	3,987	4,137	150	-
Residential M BS	127,803	144,148	16,538	(193)	108,595	126,077	17,739	(257)
Commercial M BS	68,720	71,352	2,632	-	68,895	69,852	1,204	(247)
Collateralized loan obligations	188,736	188,398	552	(890)	179,253	177,238	39	(2,054)
Other asset-backed securities	216,538	220,637	4,484	(385)	196,527	196,996	1,970	(1,501)
Corporate and other	1,492,039	1,575,739	84,283	(583)	1,531,296	1,513,689	14,300	(31,907)
Total fixed maturities	$2,450,440	$2,577,280	$128,919	$(2,079)	$2,463,027	$2,469,683	$45,221	$(38,565)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2019 and 2018, respectively, were $12.9 million and $15.5 million. Gross unrealized gains on such securities at December 31, 2019 and December 31, 2018 were $10.2 million and $11.4 million, respectively. Gross unrealized losses on such securities at December 31, 2019 and December 31, 2018 were and $0.1 million and $0.4 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and relate primarily to residential MBS.

Equity securities, which are reported at fair value with holding gains and losses recognized in net earnings, consisted of the following at December 31, 2019 (in thousands):

		2019			2018
			Fair Value			Fair Value
			over (under)			over (under)
	Actual Cost	Fair Value	Cost	Actual Cost	Fair Value	Cost
Common stocks	$6,973	$7,660	$687	$7,438	$6,389	$(1,049)
Perpetual preferred stocks	2,000	2,230	230	2,000	1,950	(50)
Total equity securities carried at fair value	$8,973	$9,890	$917	$9,438	$8,339	$(1,099)

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The following tables show gross unrealized losses (in thousands) on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2019 and 2018.

	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
2019	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
States, municipalities and political subdivisions	$(11)	$6,247	100%	$(17)	$868	98%
Residential MBS	(180)	28,383	99%	(13)	431	97%
Collateralized loan obligations	(205)	47,285	100%	(685)	73,960	99%
Other asset-backed securities	(167)	26,550	99%	(218)	3,267	94%
Corporate and other	(164)	24,734	99%	(419)	13,999	97%
Total fixed maturities	$(727)	$133,199	99%	$(1,352)	$92,525	99%
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
2018	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
States, municipalities and political subdivisions	$(1,393)	$73,122	98%	$(1,206)	$39,929	97%
Residential MBS	(111)	9,504	99%	(146)	3,460	96%
Commercial MBS	(108)	11,446	99%	(139)	5,961	98%
Collateralized loan obligations	(1,862)	142,876	99%	(193)	5,408	97%
Other asset-backed securities	(861)	67,520	99%	(639)	21,539	97%
Corporate and other	(23,170)	724,266	97%	(8,737)	134,317	94%
Total fixed maturities	$(27,505)	$1,028,734	97%	$(11,060)	$210,614	95%

At December 31, 2019, the gross unrealized losses on fixed maturities of $2.1 million relate to 145 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 76% of the gross unrealized loss and 96% of the fair value.

The determination of whether unrealized losses are "other-than-temporary" requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)the extent to which fair value is less than cost basis,

c)cash flow projections received from independent sources,

d)historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)near-term prospects for improvement in the issuer and/or its industry,

f)third party research and communications with industry specialists,

g)financial models and forecasts,

h)the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)discussions with issuer management, and

j)ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

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AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2019, AILIC recorded less than $1 million in other-than- temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2019.

As discussed in Note A — "Accounting Policies — Investments," effective January 1, 2018, all equity securities currently classified as "available for sale" are required to be carried at fair value through net earnings instead of accumulated other comprehensive income and will therefore no longer be evaluated for other-than-temporary impairment.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in thousands).

	2019	2018	2017
Balance at January 1	$17,095	$17,728	$18,207
Additional credit impairments on:
Previously impaired securities	14	5	13
Securities without prior impairments	5	9	477
Reductions - disposals	(772)	(647)	(969)
Balance at December 31	$16,342	$17,095	$17,728

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2019 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$135,963	$137,448	5%
After one year through five years	687,325	718,859	28%
After five years through ten years	853,524	912,143	35%
After ten years	171,831	184,295	7%
	1,848,643	1,952,745	75%
MBS (average life of approximately 4.5 years)	196,523	215,500	8%
Asset-backed securities (average life of approximately 5 years)	405,274	409,035	17%
Total	$2,450,440	$2,577,280	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - CONTINUED

There were no investments in individual issuers that exceeded 10% of Shareholder's Equity at December 31, 2019 or 2018.

The following table shows (in thousands) investment income earned and investment expenses incurred.

	2019	2018	2017
Investment income:
Fixed maturities	$106,723	$105,040	$107,124
Equity securities (*)	563	652	718
Policy loans	3,478	3,763	3,968
Other	1,096	756	526
Gross investment income	111,860	110,211	112,336
Investment expenses	(865)	(627)	(516)
Net investment income	$110,995	$109,584	$111,820

(*)As discussed in Note A – "Accounting Policies – Investments," AILIC adopted guidance in January 2018 that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in earnings.

AILIC's investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $0.8 million in 2019, $0.5 million in 2018 and $0.3 million in 2017.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed	Equity
	Maturities	Securities	Other*	Tax Effects	Total
Year ended December 31, 2019
Realized before impairments	$844	$2,045	$899	$(795)	$2,993
Realized - impairments	(19)	-	8	2	(9)
Change in unrealized	120,184	-	(48,991)	(14,951)	56,242
Year ended December 31, 2018
Realized before impairments	$791	$(1,150)	$701	$(72)	$270
Realized - impairments	(417)	-	315	22	(80)
Change in unrealized	(85,371)	-	35,931	10,383	(39,057)
Year ended December 31, 2017
Realized before impairments	$2,347	$8	$623	$(1,043)	$1,935
Realized - impairments	(542)	(109)	238	145	(268)
Change in unrealized	23,919	713	(8,915)	2,087	17,804

*Primarily adjustments to deferred policy acquisition costs related to annuities .

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the statement of cash flows consisted of the following (in thousands):

	2019	2018	2017
Fixed maturities:
Gross gains	$ 1,805	$ 1,372	$ 3,892
Gross losses	(887)	(570)	(1,626)

During 2017 AILIC recorded gross gains of $8 thousand and $65 thousand and no gross losses, respectively on available for sale equity securities.

E.Derivatives

As discussed under "Derivatives" in Note A – "Accounting Policies" to the financial statements, AILIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting The following derivatives that do not qualify for hedge accounting under GAAP are included in AILIC's Balance Sheet at fair value (in thousands):

		December 31, 2019		December 31, 2018
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$-	$-	$485	$-
Fixed-indexed annuities
(embedded derivatives)	Annuity benefits accumulated	-	113,547	-	85,526
Equity index call options	Equity index call options	21,115	-	4,108	-
		$21,115	$113,547	$4,593	$85,526

The MBS with embedded derivatives consist of interest-only and principal-only MBS. AILIC records the entire change in the fair value of these securities in earnings. These investments are part of AILIC's overall investment strategy and represent a small component of AILIC's overall investment portfolio.

AILIC's fixed-indexed annuities provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market or other financial index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase and sale of call options on the appropriate index. AILIC receives collateral from certain counterparties to support its purchased call option assets. This collateral ($40 thousand at both December 31, 2019 and December 31, 2018) is included in AILIC's Balance Sheet with an offsetting liability to return the collateral. AILIC's strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities (an embedded derivative) and the related call options are considered derivatives that must be adjusted for changes in fair value through earnings each period. The fair values of these derivatives are impacted by actual and expected stock market performance and interest rates as well as other factors. Fluctuations in certain of these factors, such as changes in interest rates and the performance of the stock market, are not economic in nature for the current reporting period, but rather impact the timing of reported results.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

The following table summarizes the gains (losses) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting for 2019, 2018 and 2017 (in thousands):

	Statement of
Derivative	Earnings Line	2019	2018	2017
MBS with embedded derivatives	Realized gains (losses) on securities	$25	$(11)	$81
Fixed-indexed annuities
(embedded derivatives) (*)	Annuity benefits	(28,518)	(9,240)	(14,694)
Equity index call options	Annuity benefits	18,715	7,002	(11,724)
		$(9,778)	$(2,249)	$(26,337)

(*)The change in fair value of the embedded derivative includes a favorable adjustment related to unlocking of actuarial assumptions of $1.0 million in 2019, $2.5 million in 2018 and $0.2 million in 2017.

F.Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in thousands):

	Deferred	Sales
	Costs	Inducements	Unrealized	Total
Balance at December 31, 2016	$101,682	$20,839	$(28,492)	$94,029
Additions	12,086	1,375	-	13,461
Amortization:
Periodic amortization	(15,363)	(2,814)	-	(18,177)
Annuity unlocking	6,151	391	-	6,542
Included in realized gains	736	122	-	858
Change in unrealized	-	-	(8,075)	(8,075)
Balance at December 31, 2017	105,292	19,913	(36,567)	88,638
Additions	10,810	1,371	-	12,181
Amortization:
Periodic amortization	(18,183)	(2,693)	-	(20,876)
Annuity unlocking	384	150	-	534
Included in realized gains	843	151	-	994
Change in unrealized	-	-	34,078	34,078
Balance at December 31, 2018	99,146	18,892	(2,489)	115,549
Additions	6,752	1,279	-	8,031
Amortization:
Periodic amortization	(9,377)	(1,997)	-	(11,374)
Annuity unlocking	(2,879)	(1,416)	-	(4,295)
Included in realized gains	751	142	-	893
Change in unrealized	-	-	(44,327)	(44,327)
Balance at December 31, 2019	$94,393	$16,900	$(46,816)	$64,477

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - CONTINUED

G.Shareholder's Equity

Accumulated Other Comprehensive Income, Net of Tax Comprehensive income is defined as all changes in Shareholder's Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in thousands):

		Other Comprehensive Income
	AOCI					AOCI
	Beginning					Ending
	Balance	Pretax	Tax	Net of tax	Other (c)	Balance
Year ended December 31, 2019
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities
arising during the period		$72,925	$(15,315)	$57,610
Reclassification adjustment for realized (gains)
losses included in net earnings (a)		(1,732)	364	(1,368)
Total net unrealized gains on securities (b)	$3,151	$71,193	$(14,951)	$56,242	$-	$59,393
Year ended December 31, 2018

Net unrealized gains on securities:
Unrealized holding gains (losses) on securities
arising during the period		$(48,050)	$10,091	$(37,959)
Reclassification adjustment for realized (gains)
losses included in net earnings (a)		(1,390)	292	(1,098)
Total net unrealized gains on securities (b)	$42,810	$(49,440)	$10,383	$(39,057)	$(602)	$3,151
Year ended December 31, 2017

Net unrealized gains on securities:
Unrealized holding gains (losses) on securities
arising during the period		$18,282	$(6,397)	$11,885
Reclassification adjustment for realized (gains)
losses included in net earnings (a)		(2,565)	898	(1,667)
Total net unrealized gains on securities (b)	$25,006	$15,717	$(5,499)	$10,218	$7,586	$42,810

(a)The reclassification adjustment out of net unrealized gains (losses) on securities affected the following lines in AILIC's Statement of Earnings

OCI component	Affected line in the Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)Includes net unrealized gains of $4.8 million at December 31, 2019, $5.2 million at December 31, 2018 and $5.6 million at December 31, 2017 related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

(c)On January 1, 2018, AILIC adopted new guidance that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At the date of adoption, the $0.6 million net unrealized gain on equity securities classified as available for sale (with unrealized holding gains and losses reported in AOCI) under the prior guidance was reclassified from AOCI to retained earnings as the cumulative effect of an accounting change. Other also includes the December 2017 reclassification of $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A – "Accounting Policies

– Income Taxes").

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - CONTINUED

H.Income Taxes

The following is a reconciliation of income taxes at the statutory rate (21% in both 2019 and 2018 and 35% in 2017) to the provision for income taxes as shown in the Statement of Earnings (dollars in thousands):

	2019		2018		2017
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes ("EBT")	$31,101		$34,535		$38,366

Income taxes at statutory rate	$6,531	21%	$7,252	21%	$13,428	35%
Effect of permanent items	(396)	(1%)	(1,013)	(3%)	(1,019)	(3%)
Effect of change in U.S. corporate tax rate	-	0%	-	0%	(16,308)	(43%)
Provision for income taxes as shown in the
Statement of Earnings	$6,135	20%	$6,239	18%	$(3,899)	-11%

The Tax Cuts and Jobs Act of 2017 ("TCJA"), which was enacted on December 22, 2017, lowered the U.S corporate tax rate to 21% and made other widespread changes to the U.S. tax code effective in 2018. Because the TCJA was enacted in December 2017, AILIC recorded the $16.3 million decrease in its net deferred tax asset resulting from the changes in the tax code (primarily the lower corporate tax rate applicable to 2018 and future years) in the fourth quarter of 2017.

At the time it was enacted, the TCJA was subject to further clarification and interpretation by the U.S. Treasury Department and the Internal Revenue Service. AILIC's deferred tax assets and liabilities were recorded at December 31, 2017 using reasonable estimates based on available information and were considered provisional in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 118 ("SAB 118"). In accordance with SAB 118, changes in deferred taxes resulting from clarification and interpretation of the TCJA were recorded in 2018 in the period in which the guidance was published and did not have a material impact on AILIC's effective tax rate. As a result, AILIC's implementation of the TCJA was complete as of December 31, 2018.

AILIC's 2013- 2019 tax years remain subject to examination by the Internal Revenue Service ("IRS").

AILIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2019, 2018 and 2017.

The total income tax provision (credit) consists of (in thousands):

	2019	2018	2017
Current taxes:
Federal	$10,712	$3,177	$11,412
State	214	204	125
Deferred taxes:
Federal	(4,791)	2,858	872
Impact of change in U.S. corporate tax rate	-	-	(16,308)
Total Federal deferred taxes	(4,791)	2,858	(15,436)
Provision for income taxes	$6,135	$6,239	$(3,899)

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

		2019			2018
	Excluding	Impact of		Excluding	Impact of
	Unrealized	Unrealized		Unrealized	Unrealized
	Gains	Gains	Total	Gains	Gains	Total
Deferred tax assets:
Insurance claims and reserves	$14,293	$1,018	$15,311	$11,015	$38	$11,053
Other, net	298	-	298	319	-	319
Total deferred tax assets	14,591	1,018	15,609	11,334	38	11,372
Deferred tax liabilities:
Investment securities	(931)	(26,637)	(27,568)	(695)	(1,397)	(2,092)
Insurance claims and reserves transition liability	(1,911)	-	(1,911)	(2,230)	-	(2,230)
Deferred policy acquisition costs	(23,059)	9,832	(13,227)	(24,512)	525	(23,987)
Total deferred tax liabilities	(25,901)	(16,805)	(42,706)	(27,437)	(872)	(28,309)
Net deferred tax liabilities	$(11,310)	$(15,787)	$(27,097)	$(16,103)	$(834)	$(16,937)

The increase in AILIC's net deferred tax liability at December 31, 2019 compared to December 31, 2018 reflects significantly higher pretax unrealized gains.

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC did not have a liability for uncertain tax positions during 2019, 2018 or 2017.

Cash payments for income taxes, net of refunds, were $7.1 million, $6.0 million and $15.5 million in 2019, 2018 and 2017, respectively.

I.Contingencies

AILIC is involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. None of these matters are expected to have a material adverse impact on AILIC's results of operations or financial condition.

J.Insurance

At December 31, 2019, U.S. Treasury Notes with a fair value of $7.8 million were on deposit as required by the insurance departments of various states.

Statutory Information AILIC is required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings and capital surplus on a statutory basis for the Company were as follows (in thousands):

			Capital and
	Net Earnings		Surplus
2019	2018	2017	2019	2018
$ 20,250	$ 35,764	$ 23,765	$ 349,312	$312,642

The National Association of Insurance Commissioners' ("NAIC") model law for risk based capital ("RBC") applies to life insurance companies. RBC formulas determine the amount of capital that an insurance company needs so that is has an acceptable expectation of not becoming financially impaired. Companies below specific trigger points or ratios are subject to regulatory action. At December 31, 2019 and 2018, AILIC's capital ratio substantially exceeded the RBC requirements. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2019 or 2018.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

The maximum amount of dividends that can be paid to stockholders in 2020 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2020 without prior approval is $34.7 million, based on surplus.

Fixed Annuities For certain products, the liability for "annuity benefits accumulated" includes reserves for excess benefits expected to be paid on future deaths and annuitizations and guaranteed withdrawal benefits. The liabilities included in AILIC's Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2019	2018
Excess death and annuitization	$598	$534
Guaranteed withdrawal benefits	10,684	6,543

Variable Annuities At December 31, 2019, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on AILIC's variable annuity policies exceeded the fair value of the underlying variable annuities by $12.7 million, compared to $34.9 million at December 31, 2018. Death benefits paid in excess of the variable annuity account balances were $0.4 million in 2019 and $0.1 million in both 2018 and 2017.

K.Additional Information

Related Parties Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2019, 2018 and 2017, AILIC paid $10.3 million, $12.8 million and $16.0 million, respectively, for services to affiliates.

AILIC has an agreement with Great American Advisors, Inc. ("GAA"), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. AILIC paid $2.9 million in 2019, $3.0 million in 2018 and $3.5 million in 2017 to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

Benefit Plans AILIC expensed approximately $0.3 million in 2019 and 2018, and $0.4 million 2017 for its retirement and employee savings plans.

L.Subsequent Event

Management of AILIC has evaluated all other events occurring after December 31, 2019 through April 24, 2020, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. Subsequent to December 31, 2019, the spread of the COVID-19 virus has affected the international and national economy and credit markets and has interrupted normal business activities due to quarantines and other travel or health- related restrictions. As of the date of issuance of these financial statements, the full impact to AILIC is unknown, but management expects continued interruptions to day-to-day business activities, impacts to claim and premium activity and decreases in the in the fair value of certain investments. As of the date of issuance, the outbreak is still evolving and thus there is significant uncertainty as to its ultimate impacts on AILIC. No other material subsequent events were noted other than those already disclosed. It was determined there were no events that require recognition or disclosure in the financial statements through the report date.

25

PART C. Other Information

Note:	This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity
Investors® Variable Account B.

Item 24. Financial Statements and Exhibits

(a)Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)Exhibits

(1)Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(2)Not Applicable.

(3)Distribution and Selling Agreements.

(a)DISTRIBUTION AGREEMENTS

(1)Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) dated December 1, 1995. 2/

(2)Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. (Effective May 1, 1997). 2A/

(i)Amended Schedule 1 to Distribution Agreement. 3/

(ii)Amended Schedule 1 (Effective May 1, 2008) and Schedule 2A (Special Addendum) to Distribution Agreement. 28/

(b)SELLING AGREEMENTS

(1)Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 2/

(2)Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

(3)2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

(c)RELATED AGREEMENTS

(1)Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. dated February 2, 1995. 2/

(4)Individual and Group Contract Forms, Endorsements and Riders.

(a)CONTRACTS

(1)Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (Q Rev. 3/97)- 3). 2A/

(2)Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (NQ Rev. 3/07)-3). 2A/

(3)Form of Group Flexible Premium Deferred Variable Annuity Contract (G801-BD (97)-3). 2A/

(4)Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C801-BD (97)-3). 2A/

(5)Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809003NW).

2B/

(6)Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809103NW). 2B/

1

(7)Form of Group Flexible Premium Deferred Variable Annuity Contract (P2008603NW). 29/

(8)Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (P2008703NW). 29/

(b)LOAN ENDORSEMENTS

(1)Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

(2)Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

(3)Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(4)Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(5)Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(6)Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(7)Form of Loan Restriction Endorsement to Individual and Group Contract (for use in PA) (E6009904NW).

29/

(c)TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(1)Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(2)Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(3)Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3. 2A/

(d)LONG-TERM CARE WAIVER RIDERS

(1)Form of Long-Term Care Waiver Raider to Individual Contract (R115 (Rev. 8/95)-3. 1A/

(2)Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(3)Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

(e)DEFERRED COMPENSATION ENDORSEMENTS

(1)Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(2)Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

(f)SIMPLE IRA ENDORSEMENTS

(1)Form of SIMPLE IRA Endorsement to Individual Contract (E408P (Rev. 11/97)-3). 3/

(1A) Form of SIMPLE IRA Endorsement to Individual Contract (E408P (97)-3).

(2)Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 38/

(3)Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 38/

(4)Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

(g)ROTH IRA ENDORSEMENTS

(1)Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(2)Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(3)Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(4)Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

(h)EMPLOYER PLAN ENDORSEMENTS

(1)Form of Employer Plan Endorsement to Individual Contract (EPLAN (96)-3). 3A/

2

(2)Form of Employer Plan Endorsement to Group Contract (EGPLAN (96)-3). 2A/

(3)Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (96)- 3). 2A/

(4)Revised Form of Employer Plan Endorsement to Group Contract (EPLAN (Rev. 2/98)-3). 3/

(5)Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (EGPLAN (Rev 2/98)-3). 3/

(6)Revised Form of Employer Plan Endorsement to Qualified Individual Contract (ECPLAN (Rev. 2/98)-3). 3/

(i)TAX SHELTERED ANNUITY ENDORSEMENTS

(1)Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (Rev. 2/98)-3). 3/

(1A) Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (96)-3). 2A/

(2)Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(2A) Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (96)-3). 2A/

(3)Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(3A) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (96)-3). 2A/

(4)Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(5)Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(6)Revised Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003306NW). 28/

(7)Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(8)Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(9)Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(10)Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(11)Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

(j)QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(1)Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (Rev. 2/98)-3). 3/

(1A) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (96)- 3). 2A/

(2)Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(2A) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (95)- 3). 2A/

(3)Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(3A) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (95)-3). 2A/

(4)Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 28A/

(4A) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003402NW).

3

(5)Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(6)Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

(7)Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(8)Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

(k)GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(1A) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4).

(2)Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 3/

(3)Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 3/

(4)Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW).

(5)Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(6)Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(7)Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(8)Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

3/

28A/

(l)SUCCESSOR OWNER ENDORSEMENTS

(1A) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC A801 (99)-3). 5/

(2)Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

(3)Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (ECSUC (99)-3). 5/

(m)INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(1A) Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA 996)-3). 2A/

(1B) Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA (Rev. 9/97)-3. 2A/

(2)Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(3)Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(4)Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

(n)OTHER ENDORSEMENTS

(1)Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 38/

(2)Form of Settlement Options Endorsement to Individual Contract and Group Contract (E6012104NW).

(o)GUARANTEED WITHDRAWAL BENEFIT RIDERS

(1)Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(2)Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(3)Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807NW). 22/

(4)Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

4

(5)Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

(6)Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2011007NW). 22/

(o-1) INCOME BENEFIT RIDER

(1)Form of Income Benefit Rider to Qualified Individual Contract. 8/

(2)Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(3)Form of Income Benefit Rider to Group Contract. 8/

(4)Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 8/

(p)DEATH BENEFIT ENDORSEMENTS

(1)Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(1A) Form of Death Benefit Amount Endorsement to Individual Contract. 10/

(2)Form of Death Benefit Amount Endorsement to Group Contract. 10/

(3)Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 10/

(4)Form of Death Benefit Amount Endorsement to Group Contract (E2007002NW). 28/

(5)Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract (E2007102NW). 28/

(q)RMD ENDORSEMENTS

(1)Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(2)Form of RMD Endorsement to Group Contract (E6022709NW). 28/

(r)ACD ENDORSEMENTS

(1)Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(2)Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(3)Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(5)Applications.

(a)INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.

(2)Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

(b)GROUP APPLICATIONS

(1)Form of Application for Group Flexible Premium Deferred Annuity Contract. 2/

(2)Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(6)Organizational Documents.

(a)ARTICLES OF INCORPORATION

(1)Articles of Incorporation of Annuity Investors Life Insurance Company® as amended through August 14, 1996. 1/

(b)CODE OF REGULATIONS

(1)Code of Regulations of Annuity Investors Life Insurance Company®. 1/

5

(7)Not Applicable.

(8)Other Material Contracts.

(a)GREAT AMERICAN FINANCIAL RESOURCES, INC.

(1)Great American Financial Resources: Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American® Financial Resources, Inc.) dated December 1, 1995. 2/

(2)Great American Financial Resources: Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) dated November 28, 1995. 2/

(b)AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001. 35/

(i)AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment No. 2 effective July 1, 2002, to Participation Agreement. 36/

(ii)AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2004, to Participation Agreement. 18/

(iii)AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 24/

(iv)AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 33/

(3)AIM (Invesco): Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002. 36/

(4)AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(i)AIM (Invesco): Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

(c)AMERICAN CENTURY

(1)[reserved]

(2)American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(i)American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(3)American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006. 24/

(d)CALAMOS ADVISORS TRUST

(1)Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(2)Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(3)Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

6

(e)DAVIS VARIABLE ACCOUNT FUND

(1)Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(i)Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement.

24/

(f)BNY MELLON VARIABLE INVESTMENT FUND AND BNY MELLON INVESTMENT PORTFOLIOS (f/k/a Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios)

(1)BNY Mellon Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Variable Investment Fund dated November 21, 1995. 2/

(i)BNY Mellon Variable Investment Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors Life Insurance Company and BNY Mellon Variable Investment Fund. 2A/

(ii)BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(iii)BNY Mellon Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement.

(iv)BNY Mellon Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(v)BNY Mellon Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

(g)BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO (f/k/a Dreyfus Socially Responsible Growth Fund)

(1)BNY Mellon Sustainable U.S. Equity Portfolio: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. dated November 21, 1995. 2/

(i)BNY Mellon Sustainable U.S. Equity Portfolio: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. 2A/

(ii)BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(iii)BNY Mellon Sustainable U.S. Equity Portfolio: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(iv)BNY Mellon Sustainable U.S. Equity Portfolio: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

(h)BNY MELLON STOCK INDEX FUND (f/k/a Dreyfus Stock Index Fund)

(1)BNY Mellon Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund dated November 21, 1995. 2/

(i)BNY Mellon Stock Index Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund. 2A/

(ii)BNY Mellon Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(iii)BNY Mellon Stock Index Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(iv)BNY Mellon Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

7

(i)BNY MELLON FUNDS (f/k/a Dreyfus Funds)

(1)BNY Mellon: Amended and Restated Administrative Services Agreement between BNY Mellon and Annuity Investors Life Insurance Company® dated April 24, 1997. 2A/

(i)BNY Mellon: Amendment dated July 1, 2002 to Amended and Restated Letter Agreement dated July 24, 1997. 36/

(ii)BNY Mellon: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement. 18/

(iii)BNY Mellon: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(2)BNY Mellon: Letter Agreement (Shareholder Services) between BNY Mellon and Annuity Investors Life Insurance Company dated July 1, 2002. 36/

(i)BNY Mellon: Amendment to Letter Agreement (Shareholder Services) dated as of March 1, 2007.

(3)BNY Mellon: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between BNY Mellon and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

(j)DEUTSCHE DWS

(1)Deutsche DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 24/

(i)Deutsche DWS Variable Series I, Variable Series II, and Investment VIT Funds: Amendment dated May 1, 2015 to Participation Agreement. 32/

(2)Deutsche DWS: Form of Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(3)Deutsche DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.

(i)Deutsche DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement.

(ii)Deutsche DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement.

(iii)Deutsche DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(iv)Deutsche DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(4)Deutsche DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

(k)ALPS VARIABLE INVESTMENT TRUST (Morningstar Portfolios) (f/k/a Ibbotson Portfolios)

(1)Morningstar Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, ALPS Variable Investment Trust (Morningstar Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(i)Morningstar Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007.

(ii)Morningstar Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(iii)Morningstar Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement.

(iv)Morningstar Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement.

31/

34/

8

(2)Morningstar Portfolios: Rule 22c-2 Shareholder Information Agreement between ALPS Variable Investment Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(3)Morningstar Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements.

(l)FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(1)Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(i)Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(ii)Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

(iii)Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 32/

(2)Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company.

(i)Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement.

(3)Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

(m)JANUS ASPEN SERIES

(1)Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series dated September 1, 1995. 2/

(i)Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(ii)Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements.

(iii)Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements.

(iv)Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.

(2)Janus: Letter Agreement (Administrative Services) between Annuity Investors Life Insurance Company® and Janus Capital Corporation dated December 6, 1996. 2A/

(3)Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

(n)MORGAN STANLEY VARIABLE INSURANCE FUND (f/k/a Van Kampen)

(1)Morgan Stanley Variable Insurance Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 2A/

(i)Morgan Stanley Variable Insurance Fund: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 3/

(ii)Morgan Stanley Variable Insurance Fund: Amendment dated as of July 1, 2002 to Participation Agreement.

(iii)Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(iv)Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

9

(v)Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2015 to Participation Agreement. 32/

(2)Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997. 2A/

(i)Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(ii)Morgan Stanley: Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 32/

(3)Morgan Stanley: Shareholder Information Agreement (Rule 22c-2) between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

(o)AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (f/k/a Oppenheimer Variable Account Funds)

(1)Invesco Variable Insurance Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Invesco Variable Insurance Funds. 36/

(i)Invesco Variable Insurance Funds: Amendment effective December 1, 2004 to Participation Agreement. 37/

(ii)Invesco Variable Insurance Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.

(2)Invesco: Letter Agreement (Administrative Services) with Invesco Funds dated July 1, 2002. 36/

(3)Invesco: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

(p)PIMCO VARIABLE INSURANCE TRUST

(1)PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC effective July 1, 2002. 27/

(i)PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(ii)PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(iii)PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(iv)PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement.

32/

(2)PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(3)PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

(q)THE TIMOTHY PLAN

(1)The Timothy Plan: Participation Agreement between The Timothy Plan, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)The Timothy Plan: Amendment effective January 12, 2006 to Participation Agreement. 21/

(2)Timothy Plan: Administrative Services Agreement between The Timothy Plan and Annuity Investors Life Insurance Company®. 4/

(i)Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement.

10

(3)Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007.

(r)WILSHIRE VARIABLE INSURANCE TRUST

(1)Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among

Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company.
25/
(2)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among
Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance
Company dated as of October 1, 2016. 33/
(9)	Opinion and Consent of Counsel dated December 19, 1996. 1/
(10)	Consent of Independent Registered Public Accounting Firm. FW/
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Powers of Attorney. FW/
(99.1)	AFG Organizational Chart as of December 31, 2019. FW/

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-
19725 (Spirit), 1940 Act File No. 811-08017, on December 23, 1996.
1A/	Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable
Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on November 8, 1995.
2/	Incorporated by reference to Pre-Effective Amendment No. 3 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable
Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on December 4, 1995.
2A/	Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable
Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on June 3, 1997.
2B/	Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 filed on behalf of Annuity Investors® Variable
Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 27, 2004.
3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971
(Advantage), 1940 Act File No. 811-08017, on May 6, 1998.
3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955
(Independence), 1940 Act File No. 811-08017, on May 6, 1998.
3B/	[text intentionally deleted]
4/	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable
Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 29, 1998.
5/	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable
Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on February 26, 1999.
6/	[text intentionally deleted]
7/	[text intentionally deleted]
8/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933
Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 26, 1999.
9/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933
Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 2, 2001.
10/	Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account B, 1933
Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 28, 2003.
11/	[text intentionally deleted]

11

12/ Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on November 17, 1998.

13/ [text intentionally deleted]

14/ [text intentionally deleted]

15/ [text intentionally deleted]

16/ [text intentionally deleted]

17/ [text intentionally deleted]

18/ Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1940 Act File No. 811-21095, on March 1, 2005.

19/ [text intentionally deleted]

20/ [text intentionally deleted]

21/ Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2006.

22/ Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 1, 2007.

23/ Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 22, 2007.

24/ Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095, on or about April 27, 2009.

25/ Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about February 16, 2010.

26/ Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about April 29, 2010.

27/ Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 22, 2011.

28/ Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on or about April 25, 2012.

28A/ Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about April 23, 2012.

29/ Incorporated by reference to Post-Effective Amendment No. 27 filed on behalf of Annuity Investors Variable Account B, 1933 Act File. No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on or about April 26, 2012.

30/ Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 25, 2013.

31/ Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 25, 2014.

32/ Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 28, 2015.

33/ Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on April 28, 2017.

34/ Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B. 1933 Act File No. 333-51955 (Independence), 1940 act File No. 811-08017 on or about April 27, 2018.

35/ Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of AIM Variable Insurance Funds, Inc., 1933 Act File No. 33-57340, 1940 Act File No. 811-7452, on February 12, 2002 as Exhibit H75.

36/ Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300 (Helmsman), 1940 Act File No. 811-21095, on July 26, 2002.

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37/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1940
Act File No. 811-07299, on April 29, 2005.
38/	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 filed on behalf of Annuity Investors® Variable
Account B, 1933 Act File No. 333-19725 (Navigator), 1940 Act File No. 811-08017, on February 1, 1999.
FW/	Filed herewith.

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Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices with the Company
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer
Mark F. Muething	Director, President & Assistant Secretary
John P. Gruber	Director, Senior Vice President, General Counsel, Secretary & Chief Compliance Officer
Michael J. Prager	Director
Jeffrey G. Hester	Director
Adrienne Baglier	Senior Vice President-Operations
Michael H. Haney	Vice President
Rebecca Schriml	Vice President
Brian Sponaugle	Vice President
Richard L. Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
H. Kim Baird	Assistant Treasurer
William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners

As of February 29, 2020, there were 5,302 Individual Contract Owners of which 5,120 were qualified and 182 were non-qualified. As of February 29, 2020, there were 967 Participants (Certificate Owners) in 117 Group Contracts.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer

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while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

(a)Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of

1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark F. Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office at 301 East Fourth Street, Cincinnati, Ohio 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 35 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 27, 2020.

ANNUITY INVESTORS® VARIABLE ACCOUNT B

(Registrant)

By: /s/ Mark F. Muething

Mark F. Muething

President, Assistant Secretary and Director

Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

(Depositor)

By: /s/ Mark F. Muething

Mark F. Muething

President, Assistant Secretary and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Mark F. Muething	President, Assistant Secretary & Director
Mark F. Muething	April 27, 2020
/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 27, 2020
/s/ John P. Gruber	Senior Vice President, General Counsel,
John P. Gruber	Secretary, Chief Compliance Officer & Director
April 27, 2020
/s/ Michael J. Prager	Director
Michael J. Prager*	April 27, 2020
/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 27, 2020
/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 27, 2020

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EXHIBIT INDEX
Exhibit No.	Description of Exhibit
(10)	Consent of Independent Registered Public Accounting Firm.
(99)	Powers of Attorney.
(99.1)	AFG Organizational Chart as of December 31, 2019.

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